Annual Report



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                                                                  MARCH 31, 2002


FRANKLIN CALIFORNIA
TAX-FREE INCOME FUND


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FRANKLIN TEMPLETON
INVESTMENTS

     THANK YOU FOR INVESTING WITH FRANKLIN TEMPLETON. WE ENCOURAGE OUR INVESTORS TO MAINTAIN A LONG-TERM PERSPECTIVE AND REMEMBER THAT ALL SECURITIES MARKETS MOVE BOTH UP AND DOWN, AS DO MUTUAL FUND SHARE PRICES. WE APPRECIATE YOUR PAST
   SUPPORT AND LOOK FORWARD TO SERVING YOUR INVESTMENT NEEDS IN THE YEARS AHEAD.





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CHARLES B. JOHNSON, center
CHAIRMAN
FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

SHEILA AMOROSO & RAFAEL R. COSTAS JR.
SENIOR VICE PRESIDENTS/CO-DIRECTORS
FRANKLIN MUNICIPAL BOND DEPARTMENT


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FRANKLINTEMPLETON.COM
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


SHAREHOLDER LETTER


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YOUR FUND'S GOAL: FRANKLIN CALIFORNIA TAX-FREE INCOME FUND SEEKS TO PROVIDE
HIGH, CURRENT INCOME EXEMPT FROM REGULAR FEDERAL AND CALIFORNIA STATE PERSONAL INCOME TAXES THROUGH A PORTFOLIO CONSISTING MAINLY OF CALIFORNIA MUNICIPAL BONDS.(1)
--------------------------------------------------------------------------------


Dear Shareholder:

This annual report for Franklin California Tax-Free Income Fund covers the period ended March 31, 2002. During the 12 months under review, the U.S. economy weakened further as gross domestic product (GDP) growth declined during the first half of 2001 before contracting at a 1.3% annualized rate in the third quarter. In response to this deteriorating economic activity and the fallout from September 11's tragic events, the Federal Reserve Board (the Fed) continued aggressively cutting interest rates, seeking to lower borrowing costs and stimulate economic growth. Eight interest rate cuts during the 12 months under review reduced the federal funds target rate from 5.00% at the beginning of the period to 1.75% on March 31, 2002, its lowest level in more than 40 years. In November 2001, the National Bureau of Economic Research signaled that the country had been in a mild recession since March 2001, ending the longest economic expansion in the nation's history. Significant, broad-based and sustained downward trends in economic activity were


1. For investors subject to the federal alternative minimum tax, a small portion of this income may be subject to such tax. Distributions of capital gains and of ordinary income from accrued market discount, if any, are generally taxable.


The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 27.




CONTENTS



Shareholder Letter ................  1

Performance Summary ............... 10

Special Feature:
Making Sense of Dividends ......... 14

Municipal Bond Ratings ............ 20

Financial Highlights &
Statement of Investments .......... 23

Financial Statements .............. 57

Notes to
Financial Statements .............. 60

Independent
Auditors' Report .................. 64

Tax Designation ................... 65

Board Members and
Officers .......................... 66



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FUND CATEGORY

Global
Growth
Growth & Income
Income
Tax-Free Income
largely to blame, with employment, industrial production and consumer and business spending dropping substantially. Consequently, consumer confidence fell to multi-year lows. However, the Fed's efforts, businesses restocking their inventories and significant government spending contributed to a surprising first quarter 2002 GDP estimated growth rate of 5.8% annualized.

U.S. securities markets experienced mixed results in response to the war on terrorism, the Fed's actions and declining corporate and economic data. Investors' risk aversion increased, and by the end of third quarter 2001, this sentiment led to significant market volatility. The equity indexes experienced their worst quarterly decline, on a percentage basis, since the quarter that included the crash of 1987. The major stock indexes rebounded significantly from September's lows as indications of a potential economic recovery offered investors some optimism.

For much of the year under review, fixed income markets, including municipal bonds, generally performed well, aided primarily by falling short-term interest rates and rising investor demand for the perceived safety of bonds versus stocks. Consequently, U.S. Treasuries slightly outperformed the Standard & Poor's 500 Composite Index during the period. The bond market's progress was not a steady rise, however, and overall the Treasury yield curve, representing yields of short- to long-term Treasuries, steepened. The 30-year Treasury bond's yield increased slightly from 5.44% at the beginning of the year under review to 5.80% on March 31, 2002. At the same time, the 10-year Treasury note's yield increased from 4.92% to

5.40%, and the 2-year Treasury note's yield fell from 4.18% to 3.71%. Short-term interest rates fell largely due to the Fed's actions and investors' economic worries.

The Bond Buyer Municipal Bond Index (Bond Buyer 40), an indicator of municipal bond market performance, experienced volatility before ending the period higher, yielding 5.30% at the beginning of the period and 5.44% on March 31, 2002.(2) On October 31, 2001, the Fed's announcement to discontinue new issuance of 30-year debt exacerbated the already disconnected relationship between the long-term municipal market and the Treasury market, which resulted from the Fed's early-2000 introduction of its 30-year Treasury bond buyback program. Subsequently, the 30-year Treasury bond's price rose more than five points, its largest one-day point gain since the bond began trading on a regular basis; the 10-year Treasury note gained nearly one full point in response, while municipals increased marginally. Municipal bonds did, however, benefit from robust retail and institutional demand, and held up well despite widening Treasury yield spreads and an increase in new-issue supply. At the end of the reporting period, municipal bonds continued to offer attractive tax-equivalent yields over comparable taxable investments.

Municipal bond funds continue to be attractive for those investors seeking tax-free income. Depending on your federal and state tax rates, a taxable investment of comparable credit quality would need to offer a higher yield, called the taxable


2. Source: THE BOND BUYER. The unmanaged Bond Buyer 40 is composed of the yield to maturity of 40 bonds. The index attempts to track the new-issue market as closely as possible, so it changes bonds twice a month, adding all new bonds that meet certain requirements and deleting an equivalent number according to their secondary market trading activity. As a result, the average par call date, average maturity date and average coupon rate change over time. The average maturity has generally been about 29-30 years.






WHAT DOES
"TAXABLE EQUIVALENT"
MEAN FOR YOU?

FOR YIELD AND DISTRIBUTION RATE, THE TAXABLE EQUIVALENT IS THE AMOUNT A TAXABLE INVESTMENT WOULD HAVE TO EARN TO MATCH A TAX-FREE INVESTMENT SUCH AS MUNICIPAL BONDS.* YOU CAN FIND YOUR FUND'S TAXABLE EQUIVALENT DISTRIBUTION RATE AND YIELD IN THE PERFORMANCE SUMMARY.


*For investors subject to the federal or state alternative minimum tax, a portion of this income may be subject to such tax. Distributions of capital gains and of ordinary income from accrued market discount, if any, are generally taxable.

equivalent yield, to match the yield on a tax-free investment. Predicting market cycles is very difficult, even for professional economists, which is why we recommend investing for the long term. It is important to remember that over time, the tax-free income received from municipal bonds will ultimately drive the Fund's total return performance. Overall, we believe our professionally managed portfolio can provide investors with high credit quality and valuable, tax-free income, for the long term.


CALIFORNIA ECONOMIC UPDATE
As the reporting period began, the nation's economy was declining, with California's falling even faster. Although the state's economy benefited over the past several years from positive economic fundamentals, including above-average population and employment growth, improved business diversity and a concentration of high-growth, knowledge-based industries, California experienced a significant slowdown in 2001. The decelerating economy pushed up California's unemployment rate during the reporting period, from 4.8% on March 31, 2001, to 6.4% on March 31, 2002.(3) The weak employment picture can be attributed primarily to the continued contraction in the manufacturing sector and the dramatic slowdown in the services sector one of the state's key economic drivers since the mid-1990s. This recent economic weakness raised the prospect of substantial budget shortfalls in fiscal years 2002 and 2003. The governor attempted to eliminate the 2002 deficit through a variety of methods, including expenditure reductions, increased federal funding and a restructuring of outstanding general obligation debt.




3. Source: Bureau of Labor Statistics.

During summer 2001, the state attempted to deal with its energy shortages by entering into long-term contracts with energy suppliers, thus avoiding widespread blackouts. However, California purchased this energy by widening its budget deficit and using money from the general fund, weakening the state's general fund cash position during the period. The long-awaited $12 billion energy bond issue that was supposed to repay the general fund for energy purchases was stalled due to political bickering and pressure from consumer groups; however, the availability of significant amounts of other internally accessible funds helped alleviate the problem.

The state's exposure to the high technology industry may continue to temper near-term employment growth as the semiconductor and personal computer manufacturing industries are not expected to rebound as quickly as other economic sectors. However, California may slightly outpace the rest of the nation in terms of near-term economic growth, despite some weakness in tourism. The state's knowledge-based industries are expected to rebound and replace the high technology sector jobs lost during the 12 months under review, and California appears well-positioned for long-term economic growth.

Debt levels for the state are expected to remain moderate, despite increasing issuance of general obligation bonds for local schools, higher education and other purposes, proposals for debt restructuring to sharply reduce debt payments in 2003, and a potential, large general obligation bond authorization later in 2002. The state's general obligation and lease debt load was $804 per capita, and even if the new bond authorizations materialize, California's debt levels should still be at moderate levels.(4)

4. Source: Standard & Poor's, RATINGSDIRECT, 3/13/02. This does not indicate Standard & Poor's rating of the Fund.




"... CALIFORNIA APPEARS WELL-POSITIONED FOR LONG-TERM ECONOMIC GROWTH."

QUALITY BREAKDOWN*
Based on Total Long-Term Investments
3/31/02

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EDGAR REPRESENTATION OF PLOT POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
AAA - 53.2%
AA - 11.9%
A - 15.4%
BBB - 17.9%
Below Investment Grade - 1.6%

*Quality breakdown may include internal ratings for bonds not rated by an independent rating agency.


During the 12-month reporting period, Moody's and Standard & Poor's, two independent credit rating agencies, lowered California's general obligation bonds' credit ratings. In April 2001, Standard & Poor's lowered their AA rating to A+.(4) Moody's lowered the state's rating twice in 2001, from Aa2 to Aa3 in May 2001, then again in November to A1.(5) These lower ratings reflected a negative outlook based upon California's faltering economy and a large structural budget gap projected to reach 10% of revenues in fiscal year 2003. Addressing the state's concerns, Governor Gray Davis asked selected state agencies to prepare plans for 15% budget cutbacks. It is important to note that California bonds, even with credit rating adjustments and a negative outlook, continue to be rated investment grade with above-average credit quality.


PORTFOLIO NOTES
As equity markets rebounded in the latter half of the Fund's fiscal year, bond prices declined, creating challenges for the Fund's share price. For the 12 months ended March 31, 2002, the Bond Buyer 40, a reasonable proxy for the type of securities in the Fund's portfolio, had a -2.30% price return.(2) In comparison, Franklin California Tax-Free Income Fund's Class A share price, as measured by net asset value, declined 2.35%. During the year under review, we maintained the Fund's high credit quality, and at period-end 65.1% of the Fund's total long-term investments were rated AA or better.




5. Source: Moody's Investors Service, CALIFORNIA (STATE OF), 2/15/02. This does not indicate Moody's rating of the Fund.

Many issuers took advantage of the still relatively low interest rates during the period to issue bonds to refund those with higher rates. The Fund attempted to take advantage of this situation by purchasing such issues as Puerto Rico Public Finance Corp. and Tobacco Securitization Authority Southern California Tobacco Settlement revenue bonds. Nationally, new bond issuance was up 43% in 2001 to $287 billion, up from $200 billion in 2000. California, which sold the most bonds of any state, issued $32 billion in 2001, compared with $23 billion in 2000, a 34% increase.(6) As 2002 has progressed, the economy has begun to improve, and interest rates have risen. New-issue volume is expected to increase in 2002 from 2001 levels because 2001 state tax receipts declined and municipalities need to issue bonds to finance their deficits.

Your Fund combines the advantages of high credit quality and tax-free yields.(1) The Performance Summary beginning on page 10 shows that on March 31, 2002, the Fund's Class A shares' distribution rate was 4.96%, based on an annualization of March's 3.05 cent ($0.0305) per share dividend and the maximum offering price of $7.38 per share on March 31, 2002. This tax-free rate is generally higher than the after-tax return on a comparable quality taxable investment. An investor in the maximum combined federal and California state personal income tax bracket of 44.31% would need to earn 8.91% from a taxable investment to match the Fund's tax-free distribution rate.



6. Source: THE BOND BUYER, 4/1/02.





PORTFOLIO BREAKDOWN
3/31/02

                          % OF TOTAL
                           LONG-TERM
                         INVESTMENTS
------------------------------------

Transportation                 17.6%

Hospital & Health Care         14.0%

Utilities                      13.7%

Prerefunded                    12.2%

Tax-Supported                  11.9%

General Obligation             10.7%

Subject to Government
Appropriations                 10.6%

Housing                         4.2%

Other Revenue                   3.4%

Higher Education                1.4%

Corporate-Backed                0.3%

DIVIDEND DISTRIBUTIONS
4/1/01-3/31/02

                               DIVIDEND PER SHARE
                 ---------------------------------------------------------------
MONTH              CLASS A        CLASS B          CLASS C       ADVISOR CLASS
--------------------------------------------------------------------------------

April            3.10 cents      2.77 cents      2.74 cents

May              3.10 cents      2.77 cents      2.74 cents                  --

June             3.05 cents      2.72 cents      2.72 cents                  --

July             3.05 cents      2.72 cents      2.72 cents                  --

August           3.05 cents      2.72 cents      2.72 cents                  --

September        3.05 cents      2.69 cents      2.70 cents                  --

October          3.05 cents      2.69 cents      2.70 cents                  --

November         3.05 cents      2.69 cents      2.70 cents          3.10 cents

December         3.05 cents      2.73 cents      2.72 cents          3.10 cents

January          3.05 cents      2.73 cents      2.72 cents          3.10 cents

February         3.05 cents      2.73 cents      2.72 cents          3.10 cents

March            3.05 cents      2.72 cents      2.71 cents          3.09 cents

--------------------------------------------------------------------------------
TOTAL            36.70 CENTS     32.68 CENTS     32.61 CENTS         15.49 CENTS





The Performance Summary also shows the distribution rates and their taxable equivalents for Classes B, C and Advisor shares.

We hold a positive outlook for California municipal bonds and the Fund. As the economy improves, we believe an increase in bond issuance should provide attractive yields. Our ongoing analysis should enable us to find favorable investment opportunities as they arise. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

We encourage you to discuss your financial goals with an investment representative who can address concerns about volatility and help you diversify your investments and stay focused on the long term. We appreciate your support, welcome your questions and comments and look forward to serving your investment needs in the years ahead.

Sincerely,

/S/SIGNATURE
Charles B. Johnson
Chairman
Franklin California Tax-Free Income Fund

/S/SIGNATURE
Sheila Amoroso

/S/SIGNATURE
Rafael R. Costas Jr.

Senior Vice Presidents/Co-Directors
Franklin Municipal Bond Department



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A NOTE ABOUT
DUPLICATE MAILINGS

YOU WILL RECEIVE THE FUND'S SHAREHOLDER REPORT EVERY SIX MONTHS. TO REDUCE FUND EXPENSES, WE TRY TO IDENTIFY RELATED SHAREHOLDERS IN A HOUSEHOLD AND SEND ONLY ONE COPY OF THE REPORT. THIS PROCESS, CALLED "HOUSEHOLDING," WILL CONTINUE INDEFINITELY UNLESS YOU INSTRUCT US OTHERWISE. IF YOU PREFER NOT TO HAVE THESE DOCUMENTS HOUSEHOLDED, PLEASE CALL US AT 1-800/632-2301. AT ANY TIME YOU MAY VIEW CURRENT SHAREHOLDER REPORTS ON OUR WEBSITE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
This discussion reflects our views, opinions and portfolio holdings as of March 31, 2002, the end of the reporting period. The information provided is not a complete analysis of every aspect of any state, industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY AS OF 3/31/02


--------------------------------------------------------------------------------
CLASS A: Subject to the current, maximum 4.25% initial sales charge. Prior to 7/1/94, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective 5/1/94, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: No initial sales charge or Rule 12b-1 fees and are available to a limited class of investors.
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DISTRIBUTIONS AND RETURNS WILL VARY BASED ON EARNINGS OF THE FUND'S PORTFOLIO
AND ANY PROFITS REALIZED FROM THE SALE OF THE PORTFOLIO'S SECURITIES, AS WELL AS THE LEVEL OF OPERATING EXPENSES FOR EACH CLASS. ALL TOTAL RETURNS INCLUDE REINVESTED DISTRIBUTIONS AT NET ASSET VALUE. THE PERFORMANCE TABLE AND GRAPHS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.




PRICE AND DISTRIBUTION INFORMATION


CLASS A                        CHANGE         3/31/02   3/31/01
---------------------------------------------------------------
Net Asset Value (NAV)          -$0.17          $7.07     $7.24
DISTRIBUTIONS (4/1/01-3/31/02)
Dividend Income                $0.3670
Long-Term Capital Gain         $0.0089
                               -------
      Total                    $0.3759

CLASS B                        CHANGE         3/31/02   3/31/01
---------------------------------------------------------------
Net Asset Value (NAV)          -$0.18          $7.06     $7.24
DISTRIBUTIONS (4/1/01-3/31/02)
Dividend Income                $0.3268
Long-Term Capital Gain         $0.0089
                               -------
      Total                    $0.3357

CLASS C                        CHANGE         3/31/02   3/31/01
---------------------------------------------------------------
Net Asset Value (NAV)          -$0.17          $7.06     $7.23
DISTRIBUTIONS (4/1/01-3/31/02)
Dividend Income                $0.3261
Long-Term Capital Gain         $0.0089
                               -------
      Total                    $0.3350

ADVISOR CLASS                  CHANGE         3/31/02   10/1/01
---------------------------------------------------------------
Net Asset Value (NAV)          -$0.22          $7.07     $7.29
DISTRIBUTIONS (10/1/01-3/31/02)
Dividend Income                $0.1549
Long-Term Capital Gain         $0.0089
                               -------
      Total                    $0.1638



Franklin California Tax-Free Income Fund paid distributions derived from long-term capital gains of 0.89 cents ($0.0089) per share in December 2001. The Fund hereby designates such distributions as capital gain dividends per Internal Revenue Code Section 852 (b)(3).








Past performance does not guarantee future results.

PERFORMANCE

CLASS A                                               1-YEAR    5-YEAR  10-YEAR
--------------------------------------------------------------------------------
Cumulative Total Return(1)                            +2.87%   +31.15%  +81.68%
Average Annual Total Return(2)                        -1.49%    +4.67%   +5.70%

Distribution Rate(3)                     4.96%
Taxable Equivalent Distribution Rate(4)  8.91%
30-Day Standardized Yield(5)             4.22%
Taxable Equivalent Yield(4)              7.58%

                                                                       INCEPTION
CLASS B                                               1-YEAR    3-YEAR  (1/1/99)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                            +2.15%   +10.06%  +11.03%
Average Annual Total Return(2)                        -1.75%    +2.34%   +2.45%

Distribution Rate(3)                     4.62%
Taxable Equivalent Distribution Rate(4)  8.30%
30-Day Standardized Yield(5)             3.84%
Taxable Equivalent Yield(4)              6.90%

                                                                       INCEPTION
CLASS C                                               1-YEAR    5-YEAR  (5/1/95)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                            +2.29%   +27.34%  +42.64%
Average Annual Total Return(2)                        +0.34%    +4.75%   +5.12%

Distribution Rate(3)                     4.56%
Taxable Equivalent Distribution Rate(4)  8.19%
30-Day Standardized Yield(5)             3.80%
Taxable Equivalent Yield(4)              6.82%

ADVISOR CLASS(6)                                      1-YEAR    5-YEAR  10-YEAR
--------------------------------------------------------------------------------
Cumulative Total Return(1)                            +2.90%   +31.19%  +81.74%
Average Annual Total Return(2)                        +2.90%    +5.58%   +6.16%

Distribution Rate(3)                     5.24%
Taxable Equivalent Distribution Rate(4)  9.41%
30-Day Standardized Yield(5)             4.49%
Taxable Equivalent Yield(4)              8.06%






For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton Investments at 1-800/342-5236.


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class.

3. Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price (NAV for Class B and Advisor Class) per share on 3/31/02.

4. Taxable equivalent distribution rate and yield assume the published rates as of 12/10/01 for the maximum combined federal and California state personal income tax bracket of 44.31%, based on the federal income tax rate of 38.6%.

5. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 3/31/02.

6. Effective 10/1/01, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 10/1/01, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 9/30/01, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 10/1/01 (commencement of sales), the cumulative total return of Advisor Class shares was -0.80%.

--------------------------------------------------------------------------------
Bond prices, and thus the Fund's share price, generally move in the opposite direction from interest rates. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------




Past performance does not guarantee future results.

TOTAL RETURN INDEX COMPARISON
FOR HYPOTHETICAL $10,000 INVESTMENT

TOTAL RETURN REPRESENTS THE CHANGE IN VALUE OF AN INVESTMENT OVER THE PERIODS SHOWN. IT INCLUDES THE CURRENT, APPLICABLE, MAXIMUM SALES CHARGE(S), FUND EXPENSES, ACCOUNT FEES AND REINVESTED DISTRIBUTIONS. THE UNMANAGED INDEX INCLUDES REINVESTED INTEREST. IT DIFFERS FROM THE FUND IN COMPOSITION AND DOES NOT PAY MANAGEMENT FEES OR EXPENSES. ONE CANNOT INVEST DIRECTLY IN AN INDEX. THE CONSUMER PRICE INDEX (CPI), CALCULATED BY THE U.S. BUREAU OF LABOR STATISTICS, IS A COMMONLY USED MEASURE OF THE INFLATION RATE.




Class A (4/1/92-3/31/02)
[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

Date       Franklin California     Lehman Brothers             CPI
           Tax-Free Income Fund    Municipal Bond Index
4/1/92           $ 9,573               $10,000              $10,000
4/30/92            9,648                10,089               10,014
5/31/92            9,791                10,208               10,028
6/30/92            9,925                10,380               10,064
7/31/92           10,272                10,691               10,085
8/31/92           10,125                10,587               10,113
9/30/92           10,141                10,656               10,142
10/31/92           9,940                10,552               10,177
11/30/92          10,216                10,740               10,192
12/31/92          10,345                10,850               10,184
1/31/93           10,484                10,976               10,234
2/28/93           10,799                11,373               10,270
3/31/93           10,771                11,253               10,306
4/30/93           10,840                11,366               10,335
5/31/93           10,900                11,430               10,349
6/30/93           11,087                11,621               10,364
7/31/93           11,112                11,636               10,364
8/31/93           11,319                11,878               10,393
9/30/93           11,454                12,013               10,415
10/31/93          11,523                12,036               10,457
11/30/93          11,501                11,930               10,465
12/31/93          11,691                12,182               10,465
1/31/94           11,808                12,321               10,493
2/28/94           11,571                12,002               10,529
3/31/94           11,108                11,513               10,565
4/30/94           11,152                11,611               10,579
5/31/94           11,223                11,712               10,587
6/30/94           11,181                11,641               10,623
7/31/94           11,377                11,854               10,651
8/31/94           11,422                11,895               10,694
9/30/94           11,273                11,720               10,723
10/31/94          11,066                11,512               10,730
11/30/94          10,878                11,303               10,744
12/31/94          11,070                11,552               10,744
1/31/95           11,439                11,883               10,787
2/28/95           11,760                12,228               10,830
3/31/95           11,845                12,369               10,866
4/30/95           11,881                12,384               10,902
5/31/95           12,207                12,779               10,924
6/30/95           12,052                12,668               10,946
7/31/95           12,128                12,788               10,946
8/31/95           12,236                12,950               10,974
9/30/95           12,314                13,032               10,996
10/31/95          12,494                13,221               11,032
11/30/95          12,726                13,440               11,025
12/31/95          12,877                13,569               11,017
1/31/96           12,956                13,673               11,082
2/29/96           12,889                13,580               11,117
3/31/96           12,697                13,406               11,175
4/30/96           12,651                13,368               11,219
5/31/96           12,657                13,363               11,240
6/30/96           12,801                13,509               11,247
7/31/96           12,914                13,630               11,268
8/31/96           12,961                13,627               11,290
9/30/96           13,139                13,818               11,326
10/31/96          13,263                13,974               11,362
11/30/96          13,464                14,230               11,384
12/31/96          13,415                14,170               11,384
1/31/97           13,410                14,197               11,420
2/28/97           13,525                14,328               11,455
3/31/97           13,354                14,137               11,484
4/30/97           13,470                14,256               11,498
5/31/97           13,643                14,471               11,491
6/30/97           13,749                14,626               11,505
7/31/97           14,126                15,031               11,519
8/31/97           14,008                14,890               11,540
9/30/97           14,161                15,067               11,569
10/31/97          14,244                15,164               11,598
11/30/97          14,328                15,253               11,591
12/31/97          14,522                15,476               11,577
1/31/98           14,665                15,635               11,599
2/28/98           14,680                15,640               11,621
3/31/98           14,695                15,654               11,643
4/30/98           14,628                15,583               11,664
5/31/98           14,833                15,830               11,685
6/30/98           14,908                15,891               11,699
7/31/98           14,936                15,931               11,713
8/31/98           15,144                16,178               11,728
9/30/98           15,377                16,380               11,742
10/31/98          15,392                16,380               11,770
11/30/98          15,457                16,438               11,770
12/31/98          15,468                16,479               11,763
1/31/99           15,594                16,675               11,791
2/28/99           15,584                16,601               11,805
3/31/99           15,622                16,625               11,840
4/30/99           15,623                16,666               11,927
5/31/99           15,549                16,570               11,927
6/30/99           15,311                16,331               11,927
7/31/99           15,324                16,390               11,963
8/31/99           15,121                16,259               11,991
9/30/99           15,135                16,265               12,049
10/31/99          14,905                16,089               12,071
11/30/99          15,021                16,260               12,078
12/31/99          14,907                16,138               12,078
1/31/00           14,791                16,067               12,114
2/29/00           15,052                16,253               12,186
3/31/00           15,420                16,608               12,286
4/30/00           15,289                16,510               12,293
5/31/00           15,225                16,424               12,308
6/30/00           15,650                16,859               12,372
7/31/00           15,850                17,094               12,400
8/31/00           16,159                17,357               12,400
9/30/00           16,119                17,267               12,465
10/31/00          16,242                17,455               12,486
11/30/00          16,378                17,587               12,493
12/31/00          16,774                18,022               12,486
1/31/01           16,870                18,200               12,564
2/28/01           16,912                18,258               12,615
3/31/01           17,064                18,423               12,644
4/30/01           16,802                18,224               12,694
5/31/01           16,984                18,421               12,751
6/30/01           17,025                18,544               12,773
7/31/01           17,292                18,818               12,737
8/31/01           17,686                19,129               12,737
9/30/01           17,629                19,064               12,795
10/31/01          17,813                19,291               12,751
11/30/01          17,741                19,129               12,729
12/31/01          17,553                18,947               12,680
1/31/02           17,779                19,275               12,709
2/28/02           17,935                19,506               12,760
3/31/02           17,404                19,124               12,831




AVERAGE ANNUAL TOTAL RETURN

CLASS A              3/31/02
----------------------------

1-Year                -1.49%

5-Year                +4.67%

10-Year               +5.70%




Class B (1/1/99-3/31/02)
[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

Date       Franklin California     Lehman Brothers            CPI
           Tax-Free Income Fund    Municipal Bond Index
1/1/99        $10,000                  $10,000             $10,000
1/31/99        10,083                   10,119              10,024
2/28/99        10,079                   10,074              10,036
3/31/99        10,088                   10,089              10,066
4/30/99        10,098                   10,114              10,140
5/31/99        10,038                   10,055              10,140
6/30/99         9,875                    9,910              10,140
7/31/99         9,884                    9,946              10,170
8/31/99         9,739                    9,866              10,194
9/30/99         9,736                    9,870              10,243
10/31/99        9,550                    9,764              10,262
11/30/99        9,644                    9,867              10,268
12/31/99        9,514                    9,793              10,268
1/31/00         9,412                    9,750              10,299
2/29/00         9,566                    9,863              10,360
3/31/00         9,835                   10,078              10,444
4/30/00         9,745                   10,019              10,451
5/31/00         9,699                    9,967              10,463
6/30/00         9,956                   10,231              10,518
7/31/00        10,113                   10,373              10,542
8/31/00        10,329                   10,533              10,542
9/30/00        10,281                   10,478              10,597
10/31/00       10,366                   10,592              10,615
11/30/00       10,422                   10,673              10,621
12/31/00       10,655                   10,936              10,615
1/31/01        10,741                   11,045              10,682
2/28/01        10,767                   11,080              10,724
3/31/01        10,869                   11,180              10,749
4/30/01        10,684                   11,059              10,792
5/31/01        10,787                   11,178              10,841
6/30/01        10,843                   11,253              10,859
7/31/01        11,022                   11,420              10,829
8/31/01        11,293                   11,608              10,829
9/30/01        11,227                   11,569              10,877
10/31/01       11,330                   11,707              10,840
11/30/01       11,279                   11,608              10,822
12/31/01       11,148                   11,498              10,780
1/31/02        11,285                   11,697              10,804
2/28/02        11,343                   11,837              10,848
3/31/02        10,817                   11,605              10,908




AVERAGE ANNUAL TOTAL RETURN

CLASS B                3/31/02
------------------------------

1-Year                  -1.75%

3-Year                  +2.34%

Since Inception (1/1/99)+2.45%





Past performance does not guarantee future results.

Class C (5/1/95-3/31/02)
[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

Date       Franklin California     Lehman Brothers             CPI
           Tax-Free Income Fund    Municipal Bond Index

5/1/95              $ 9,902              $10,000            $10,000
5/31/95              10,140               10,319             10,020
6/30/95              10,060               10,229             10,040
7/31/95              10,121               10,326             10,040
8/31/95              10,211               10,458             10,066
9/30/95              10,286               10,523             10,086
10/31/95             10,406               10,676             10,120
11/30/95             10,569               10,853             10,112
12/31/95             10,675               10,957             10,105
1/31/96              10,723               11,041             10,165
2/29/96              10,668               10,966             10,198
3/31/96              10,562               10,825             10,251
4/30/96              10,537               10,795             10,291
5/31/96              10,542               10,791             10,310
6/30/96              10,649               10,908             10,316
7/31/96              10,728               11,006             10,336
8/31/96              10,747               11,004             10,356
9/30/96              10,873               11,158             10,389
10/31/96             10,984               11,284             10,422
11/30/96             11,127               11,491             10,442
12/31/96             11,100               11,443             10,442
1/31/97              11,104               11,464             10,475
2/28/97              11,202               11,570             10,508
3/31/97              11,096               11,416             10,534
4/30/97              11,179               11,512             10,547
5/31/97              11,309               11,686             10,540
6/30/97              11,393               11,811             10,553
7/31/97              11,667               12,138             10,565
8/31/97              11,590               12,024             10,586
9/30/97              11,722               12,167             10,612
10/31/97             11,788               12,245             10,639
11/30/97             11,872               12,317             10,632
12/31/97             12,027               12,497             10,619
1/31/98              12,128               12,626             10,640
2/28/98              12,130               12,629             10,660
3/31/98              12,149               12,641             10,680
4/30/98              12,098               12,584             10,699
5/31/98              12,264               12,783             10,719
6/30/98              12,309               12,832             10,731
7/31/98              12,342               12,865             10,744
8/31/98              12,510               13,064             10,757
9/30/98              12,679               13,227             10,770
10/31/98             12,679               13,227             10,796
11/30/98             12,729               13,274             10,796
12/31/98             12,719               13,307             10,789
1/31/99              12,835               13,465             10,815
2/28/99              12,831               13,406             10,828
3/31/99              12,841               13,425             10,861
4/30/99              12,852               13,458             10,940
5/31/99              12,774               13,380             10,940
6/30/99              12,566               13,187             10,940
7/31/99              12,577               13,235             10,973
8/31/99              12,394               13,129             10,999
9/30/99              12,389               13,134             11,052
10/31/99             12,152               12,992             11,072
11/30/99             12,273               13,130             11,079
12/31/99             12,107               13,032             11,079
1/31/00              11,977               12,974             11,112
2/29/00              12,173               13,125             11,177
3/31/00              12,516               13,411             11,269
4/30/00              12,402               13,332             11,276
5/31/00              12,325               13,263             11,289
6/30/00              12,672               13,614             11,348
7/31/00              12,871               13,803             11,374
8/31/00              13,146               14,016             11,374
9/30/00              13,067               13,943             11,433
10/31/00             13,194               14,095             11,453
11/30/00             13,265               14,202             11,460
12/31/00             13,562               14,553             11,453
1/31/01              13,671               14,697             11,525
2/28/01              13,705               14,744             11,571
3/31/01              13,814               14,877             11,598
4/30/01              13,579               14,716             11,644
5/31/01              13,728               14,875             11,696
6/30/01              13,800               14,974             11,716
7/31/01              14,028               15,196             11,683
8/31/01              14,373               15,447             11,683
9/30/01              14,289               15,394             11,736
10/31/01             14,420               15,578             11,696
11/30/01             14,355               15,447             11,676
12/31/01             14,189               15,300             11,631
1/31/02              14,362               15,565             11,657
2/28/02              14,436               15,751             11,704
3/31/02              14,125               15,443             11,770



AVERAGE ANNUAL TOTAL RETURN

CLASS C                 3/31/02
-------------------------------

1-Year                   +0.34%

5-Year                   +4.75%

Since Inception (5/1/95) +5.12%




Advisor Class (4/1/92-3/31/02) (8)
[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

Date       Franklin California     Lehman Brothers             CPI
           Tax-Free Income Fund    Municipal Bond Index
CPI
4/1/92            $10,000            $10,000                $10,000
4/30/92           $10,058             10,089                 10,014
5/31/92           $10,217             10,208                 10,028
6/30/92           $10,333             10,380                 10,064
7/31/92           $10,624             10,691                 10,085
8/31/92           $10,479             10,587                 10,113
9/30/92           $10,507             10,656                 10,142
10/31/92          $10,343             10,552                 10,177
11/30/92          $10,651             10,740                 10,192
12/31/92          $10,813             10,850                 10,184
1/31/93           $10,931             10,976                 10,234
2/28/93           $11,199             11,373                 10,270
3/31/93           $11,122             11,253                 10,306
4/30/93           $11,197             11,366                 10,335
5/31/93           $11,240             11,430                 10,349
6/30/93           $11,427             11,621                 10,364
7/31/93           $11,410             11,636                 10,364
8/31/93           $11,672             11,878                 10,393
9/30/93           $11,780             12,013                 10,415
10/31/93          $11,807             12,036                 10,457
11/30/93          $11,724             11,930                 10,465
12/31/93          $11,839             12,182                 10,465
1/31/94           $11,962             12,321                 10,493
2/28/94           $11,781             12,002                 10,529
3/31/94           $11,472             11,513                 10,565
4/30/94           $11,515             11,611                 10,579
5/31/94           $11,608             11,712                 10,587
6/30/94           $11,570             11,641                 10,623
7/31/94           $11,730             11,854                 10,651
8/31/94           $11,791             11,895                 10,694
9/30/94           $11,702             11,720                 10,723
10/31/94          $11,564             11,512                 10,730
11/30/94          $11,409             11,303                 10,744
12/31/94          $11,505             11,552                 10,744
1/31/95           $11,789             11,883                 10,787
2/28/95           $12,091             12,228                 10,830
3/31/95           $12,206             12,369                 10,866
4/30/95           $12,235             12,384                 10,902
5/31/95           $12,525             12,779                 10,924
6/30/95           $12,450             12,668                 10,946
7/31/95           $12,532             12,788                 10,946
8/31/95           $12,650             12,950                 10,974
9/30/95           $12,734             13,032                 10,996
10/31/95          $12,907             13,221                 11,032
11/30/95          $13,098             13,440                 11,025
12/31/95          $13,237             13,569                 11,017
1/31/96           $13,303             13,673                 11,082
2/29/96           $13,243             13,580                 11,117
3/31/96           $13,109             13,406                 11,175
4/30/96           $13,086             13,368                 11,219
5/31/96           $13,117             13,363                 11,240
6/30/96           $13,257             13,509                 11,247
7/31/96           $13,344             13,630                 11,268
8/31/96           $13,373             13,627                 11,290
9/30/96           $13,555             13,818                 11,326
10/31/96          $13,681             13,974                 11,362
11/30/96          $13,883             14,230                 11,384
12/31/96          $13,857             14,170                 11,384
1/31/97           $13,868             14,197                 11,420
2/28/97           $13,996             14,328                 11,455
3/31/97           $13,851             14,137                 11,484
4/30/97           $13,961             14,256                 11,498
5/31/97           $14,151             14,471                 11,491
6/30/97           $14,263             14,626                 11,505
7/31/97           $14,592             15,031                 11,519
8/31/97           $14,522             14,890                 11,540
9/30/97           $14,693             15,067                 11,569
10/31/97          $14,784             15,164                 11,598
11/30/97          $14,897             15,253                 11,591
12/31/97          $15,079             15,476                 11,577
1/31/98           $15,211             15,635                 11,599
2/28/98           $15,242             15,640                 11,621
3/31/98           $15,252             15,654                 11,643
4/30/98           $15,217             15,583                 11,664
5/31/98           $15,433             15,830                 11,685
6/30/98           $15,498             15,891                 11,699
7/31/98           $15,526             15,931                 11,713
8/31/98           $15,745             16,178                 11,728
9/30/98           $15,965             16,380                 11,742
10/31/98          $15,972             16,380                 11,770
11/30/98          $16,064             16,438                 11,770
12/31/98          $16,058             16,479                 11,763
1/31/99           $16,212             16,675                 11,791
2/28/99           $16,193             16,601                 11,805
3/31/99           $16,235             16,625                 11,840
4/30/99           $16,256             16,666                 11,927
5/31/99           $16,144             16,570                 11,927
6/30/99           $15,911             16,331                 11,927
7/31/99           $15,934             16,390                 11,963
8/31/99           $15,709             16,259                 11,991
9/30/99           $15,687             16,265                 12,049
10/31/99          $15,417             16,089                 12,071
11/30/99          $15,554             16,260                 12,078
12/31/99          $15,351             16,138                 12,078
1/31/00           $15,192             16,067                 12,114
2/29/00           $15,470             16,253                 12,186
3/31/00           $15,913             16,608                 12,286
4/30/00           $15,752             16,510                 12,293
5/31/00           $15,684             16,424                 12,308
6/30/00           $16,131             16,859                 12,372
7/31/00           $16,393             17,094                 12,400
8/31/00           $16,726             17,357                 12,400
9/30/00           $16,657             17,267                 12,465
10/31/00          $16,827             17,455                 12,486
11/30/00          $16,924             17,587                 12,493
12/31/00          $17,288             18,022                 12,486
1/31/01           $17,460             18,200                 12,564
2/28/01           $17,510             18,258                 12,615
3/31/01           $17,659             18,423                 12,644
4/30/01           $17,368             18,224                 12,694
5/31/01           $17,567             18,421                 12,751
6/30/01           $17,667             18,544                 12,773
7/31/01           $17,966             18,818                 12,737
8/31/01           $18,390             19,129                 12,737
9/30/01           $18,316             19,064                 12,795
10/31/01          $18,469             19,291                 12,751
11/30/01          $18,395             19,129                 12,729
12/31/01          $18,192             18,947                 12,680
1/31/02           $18,423             19,275                 12,709
2/28/02           $18,528             19,506                 12,760
3/31/02           $18,174             19,124                 12,831



AVERAGE ANNUAL TOTAL RETURN

ADVISOR CLASS(8)       3/31/02
------------------------------

1-Year                  +2.90%

5-Year                  +5.58%

10-Year                 +6.16%




7. Source: Standard & Poor's Micropal. The Lehman Brothers Municipal Bond Index includes about 40,000 bonds from across the country. All bonds included have a minimum credit rating of at least Baa and a maturity of at least two years, and have been issued within the last five years as part of a deal of over $50 million. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded. Bonds will be added and the index will be updated monthly with a one-month lag.
8. Effective 10/1/01, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 10/1/01, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 9/30/01, actual Advisor Class performance is used reflecting all charges and fees applicable to that class.


Past performance does not guarantee future results.

Q

    &

       A




SPECIAL FEATURE:
MAKING SENSE OF DIVIDENDS



FREQUENTLY ASKED QUESTIONS ABOUT THE DIVIDEND POLICY OF FRANKLIN TAX-FREE INCOME FUNDS.

Have you ever wondered how your fund earns tax-free income and how much of that income is actually paid to you? Or, have you questioned why your monthly dividends fluctuate? Below you'll find answers to these and other commonly asked questions about dividends paid by Franklin's tax-free funds.


Q. WHAT'S FRANKLIN TAX-FREE FUNDS' DIVIDEND POLICY AND HOW DOES IT AFFECT MY DIVIDEND PAYMENTS?

A. Franklin tax-free income funds attempt to set dividends on a quarterly basis. This means that once a quarter, in March, June, September and December, we establish a fixed dividend amount per share that the funds will distribute over the next three months. While the income the funds accrue varies day-to-day, we do our best to maintain this fixed dividend each quarter to provide our shareholders with a stable income stream.






              -----------------------------------------------------
              NOT FDIC INSURED O MAY LOSE VALUE O NO BANK GUARANTEE
              -----------------------------------------------------

                       NOT PART OF THE SHAREHOLDER REPORT

     As you know, our goal is to invest for high, current tax-free income. Franklin is one of the few fund companies that work to stabilize dividend payments for three months at a time. Many other tax-free funds distribute dividends on daily income they accrue each month; meaning their dividend payments can fluctuate every month.


Q. WHAT ARE THE SOURCES OF THE INCOME MY FUND DISTRIBUTES TO ME AS TAX-FREE DIVIDENDS?

A. Your fund earns tax-exempt interest income from its investments in municipal securities, or bonds. A municipal bond is an IOU issued by state and local government agencies to raise money to fund public projects. The issuing municipality makes interest payments to bondholders, in this case the fund, to compensate them for the use of their money until the bond is repaid.

     Franklin's tax-free funds pay you this investment income as tax-free dividends, less various operating expenses. As you know, these dividends are usually free from federal income taxes.* For a state-specific fund, they may also be free from that state's personal income taxes as well, to the extent dividends are earned from interest on that state's tax-free obligations.*

     Sometimes, the fund may also pay you accumulated dividends that were not previously distributed.

*Alternative minimum taxes may apply.




                       NOT PART OF THE SHAREHOLDER REPORT

Q.   WHAT OTHER FACTORS CAN AFFECT MY MONTHLY DIVIDENDS?

A. Generally, interest rates are the biggest determinant of a tax-free fund's earnings level and the amount of dividends paid to you. For example, when interest rates decline, a fund's investment earnings will decline, as cash flow into the fund must be invested at the lower rates. This means dividend payments will also decrease. However, since bond prices tend to move in the opposite direction of interest rates, your fund's net asset value (NAV) will tend to increase, causing your shares to appreciate in price. Similarly, when interest rates rise, the ability of the funds to increase their dividends will rise.

     Interest rate trends are primarily determined by economic factors such as inflation, strength of the U.S. dollar and the pace of economic growth. Strong economic growth can lead to inflation, and the Federal Reserve may raise interest rates to cool the economy, as we saw last year. On the other hand, if the economy slows down, the Federal Reserve may lower interest rates to stimulate economic growth, as happened earlier this year.

     Credit quality and maturity periods of the securities in a fund's portfolio also play a role in determining the amount of income available to distribute to shareholders, as explained below.





                       NOT PART OF THE SHAREHOLDER REPORT

Q.   WHY DO SOME TAX-FREE FUNDS PAY HIGHER DIVIDENDS THAN OTHERS?

A. Dividends are directly related to the composition of a fund's portfolio. First, the credit quality of securities held helps determine a fund's dividend payment ability. High-yield municipal bond funds, for example, can have higher dividend distributions than other tax-free funds. This is because they hold lower credit-quality municipal bonds that must pay higher yields than other securities to compensate investors for taking on additional risk. However, they're also subject to higher risk than funds that hold higher quality bonds in their portfolios.

     Similarly, long-term bond holdings in a fund's portfolio tend to pay higher interest income than short-term bonds to compensate for uncertainty associated with the future.


Q. HOW HAS THE CURRENT DECLINING INTEREST RATE ENVIRONMENT AFFECTED MONTHLY DIVIDEND PAYMENTS?

A. When interest rates decline, municipal bond issuers often "call," or redeem, their higher-yielding bonds and replace them with new, lower-yielding securities so they can reduce the amount of interest they have to pay on the debt. Most municipal bonds are callable within 10 to 12 years after they're issued. Because interest rates have generally been declining over the past 15 years, our funds are experiencing bond calls on older, higher-income securities.




                       NOT PART OF THE SHAREHOLDER REPORT

     Consequently, many of Franklin's tax-free funds have had to reinvest proceeds from these called bonds into lower-yielding bonds, resulting in lower earnings (dividends). Because funds can only pay out what they earn, many of our funds have had to reduce dividend payments.

     As you can see in the chart below, in the late 1980s and early 1990s, we were able to invest assets at approximately 8%. As these bonds matured or were called, we've had to reinvest the proceeds at approximately 5-3/8%. Because we cannot invest cash flow at the higher levels, we've had to reduce dividends. We continue to pay out the income we earn, but our earnings are lower today because we're reinvesting at a lower rate than was available 10-15 years ago.

     Many of the securities being called today have provided high levels of income over the past 10 years, as interest rates have trended down. Though we can't predict interest rate cycles, we'll continue to focus on producing the highest monthly tax-free income possible through our disciplined management approach.






MONTHLY YIELDS OF BOND BUYER 40
[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

 Date     Bond Buyer 40 Yields

 Jan 85       10.35%
 Feb 85       10.20%
 Mar 85       10.01%
 Apr 85        9.50%
 May 85        9.43%
 Jun 85        9.40%
 Jul 85        9.45%
 Aug 85        9.80%
 Sep 85        9.49%
 Oct 85        9.24%
 Nov 85        8.92%
 Dec 85        8.48%
 Jan 86        8.04%
 Feb 86        7.82%
 Mar 86        7.92%
 Apr 86        8.14%
 May 86        7.90%
 Jun 86        7.96%
 Jul 86        7.88%
 Aug 86        7.41%
 Sep 86        7.56%
 Oct 86        7.36%
 Nov 86        7.19%
 Dec 86        7.18%
 Jan 87        7.11%
 Feb 87        7.05%
 Mar 87        7.18%
 Apr 87        8.10%
 May 87        8.29%
 Jun 87        8.19%
 Jul 87        8.17%
 Aug 87        8.16%
 Sep 87        8.87%
 Oct 87        8.72%
 Nov 87        8.62%
 Dec 87        8.40%
 Jan 88        7.97%
 Feb 88        7.85%
 Mar 88        8.17%
 Apr 88        8.17%
 May 88        8.20%
 Jun 88        8.04%
 Jul 88        8.05%
 Aug 88        8.11%
 Sep 88        7.89%
 Oct 88        7.73%
 Nov 88        7.90%
 Dec 88        7.74%
 Jan 89        7.66%
 Feb 89        7.73%
 Mar 89        7.79%
 Apr 89        7.58%
 May 89        7.46%
 Jun 89        7.29%
 Jul 89        7.16%
 Aug 89        7.36%
 Sep 89        7.47%
 Oct 89        7.38%
 Nov 89        7.24%
 Dec 89        7.25%
 Jan 90        7.45%
 Feb 90        7.40%
 Mar 90        7.52%
 Apr 90        7.74%
 May 90        7.53%
 Jun 90        7.50%
 Jul 90        7.35%
 Aug 90        7.64%
 Sep 90        7.79%
 Oct 90        7.71%
 Nov 90        7.47%
 Dec 90        7.47%
 Jan 91        7.39%
 Feb 91        7.36%
 Mar 91        7.34%
 Apr 91        7.26%
 May 91        7.21%
 Jun 91        7.21%
 Jul 91        7.11%
 Aug 91        6.97%
 Sep 91        6.89%
 Oct 91        6.85%
 Nov 91        6.90%
 Dec 91        6.66%
 Jan 92        6.72%
 Feb 92        6.76%
 Mar 92        6.76%
 Apr 92        6.74%
 May 92        6.63%
 Jun 92        6.49%
 Jul 92        6.19%
 Aug 92        6.35%
 Sep 92        6.39%
 Oct 92        6.68%
 Nov 92        6.42%
 Dec 92        6.39%
 Jan 93        6.31%
 Feb 93        6.01%
 Mar 93        6.04%
 Apr 93        5.96%
 May 93        5.89%
 Jun 93        5.76%
 Jul 93        5.78%
 Aug 93        5.60%
 Sep 93        5.47%
 Oct 93        5.48%
 Nov 93        5.65%
 Dec 93        5.52%
 Jan 94        5.45%
 Feb 94        5.77%
 Mar 94        6.36%
 Apr 94        6.37%
 May 94        6.40%
 Jun 94        6.47%
 Jul 94        6.33%
 Aug 94        6.36%
 Sep 94        6.58%
 Oct 94        6.85%
 Nov 94        7.16%
 Dec 94        6.92%
 Jan 95        6.66%
 Feb 95        6.42%
 Mar 95        6.37%
 Apr 95        6.35%
 May 95        6.10%
 Jun 95        6.28%
 Jul 95        6.19%
 Aug 95        6.11%
 Sep 95        6.07%
 Oct 95        5.91%
 Nov 95        5.74%
 Dec 95        5.56%
 Jan 96        5.57%
 Feb 96        5.71%
 Mar 96        5.96%
 Apr 96        6.05%
 May 96        6.09%
 Jun 96        6.01%
 Jul 96        5.98%
 Aug 96        6.02%
 Sep 96        5.89%
 Oct 96        5.83%
 Nov 96        5.66%
 Dec 96        5.72%
 Jan 97        5.82%
 Feb 97        5.76%
 Mar 97        5.95%
 Apr 97        5.89%
 May 97        5.74%
 Jun 97        5.69%
 Jul 97        5.40%
 Aug 97        5.55%
 Sep 97        5.47%
 Oct 97        5.40%
 Nov 97        5.36%
 Dec 97        5.25%
 Jan 98        5.19%
 Feb 98        5.24%
 Mar 98        5.27%
 Apr 98        5.39%
 May 98        5.22%
 Jun 98        5.22%
 Jul 98        5.26%
 Aug 98        5.11%
 Sep 98        4.99%
 Oct 98        5.13%
 Nov 98        5.10%
 Dec 98        5.16%
 Jan 99        5.09%
 Feb 99        5.17%
 Mar 99        5.23%
 Apr 99        5.28%
 May 99        5.37%
 Jun 99        5.53%
 Jul 99        5.59%
 Aug 99        5.78%
 Sep 99        5.89%
 Oct 99        6.08%
 Nov 99        6.12%
 Dec 99        6.22%
 Jan 00        6.31%
 Feb 00        6.17%
 Mar 00        5.94%
 Apr 00        6.00%
 May 00        6.13%
 Jun 00        5.91%
 Jul 00        5.79%
 Aug 00        5.72%
 Sep 00        5.82%
 Oct 00        5.74%
 Nov 00        5.75%
 Dec 00        5.47%
 Jan 01        5.45%
 Feb 01        5.40%
 Mar 01        5.30%
 Apr 01        5.49%
 May 01        5.42%
 June 01       5.38%
 Jul 01        5.25%
 Aug 01        5.12%
 Sep-01        5.22%
 Oct-01        5.20%
 Nov-01        5.30%
 Dec-01        5.44%
 Jan-02        5.33%
 Feb-02        5.25%
 Mar-02        5.41%


Source: S&P Micropal (Bond Buyer 40, as of 3/31/02).
One cannot invest in an index; indexes are unmanaged.

                       NOT PART OF THE SHAREHOLDER REPORT

Q.   WHAT OTHER TYPES OF INCOME CAN MY FUND DISTRIBUTE?

A. Your fund also earns income from short- and long-term capital gains, which are taxable to shareholders, whether you reinvest them or receive them as cash. Though we work to reduce capital gains, in periods of sustained low interest rates, they are often unavoidable.

     While short-term capital gains (on securities held in a portfolio for 12 months or less) are treated as ordinary income distributions and taxed at regular income tax rates, long-term capital gains (on securities held in a portfolio for more than 12 months) are taxed at lower rates. Sometimes, a fund may invest part of its portfolio in private activity bonds, which are basically municipal bonds issued to finance private activity. Interest earned from such bonds is exempt from federal income tax, but it's a preference item when calculating your alternative minimum tax (AMT) liability. So, as required by the Internal Revenue Code, this income must be added to your regular tax income to calculate your AMT income and AMT tax liability, if any.

     In case your fund makes any capital gains distributions, you can find the exact amount of the distributions on your Form 1099. For complete information on your tax liabilities, we suggest you consult a qualified tax professional.




[LOGO OMITTED]
FRANKLIN TEMPLETON
INVESTMENTS


                                                            DIVQ INS 05/02

                       NOT PART OF THE SHAREHOLDER REPORT

MUNICIPAL BOND RATINGS



MOODY'S
AAA: Best quality. They carry the smallest degree of investment risk and generally are referred to as "gilt-edged." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA: High quality by all standards. Together with the Aaa group, they comprise what generally are known as high-grade bonds. Aa bonds are rated lower than Aaa because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements which make the long-term risks appear larger.

A: Possess many favorable investment attributes and are considered upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA: Medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

BA: Contain speculative elements. Often the protection of interest and principal payments may be very moderate and, thereby, not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA: Poor standing. Such issues may be in default, or elements of danger with respect to principal or interest may be present.

CA: Obligations that are highly speculative. Such issues are often in default or have other marked shortcomings.

C: Lowest-rated class of bonds. Issues rated C can be regarded as having extremely poor prospects of ever attaining any real investment standing.


S&P
AAA: The highest rating assigned by S&P to a debt obligation and indicates the ultimate degree of protection as to principal and interest.

AA: Also qualify as high-grade obligations, and, in the majority of instances, differ from AAA issues only in a small degree.

A: Generally regarded as upper medium-grade. They have considerable investment strength but are not entirely free from adverse effects of changes in economic and trade conditions. Interest and principal are regarded as safe.

BBB: Regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC: Regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds likely will have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C: Reserved for income bonds on which no interest is being paid.

D: In default, and payment of interest and/or repayment of principal is in arrears.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
Financial Highlights


                                                                                       CLASS A
                                                        ---------------------------------------------------------------
                                                                                 YEAR ENDED MARCH 31,
                                                                2002         2001         2000        1999        1998
                                                        ---------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ...................        $7.24         $6.88        $7.40       $7.35       $7.09
                                                        ---------------------------------------------------------------
Income from investment operations:
 Net investment income(a) ............................          .37           .37          .38         .39         .42
 Net realized and unrealized gains (losses) ..........         (.16)          .36         (.53)        .07         .27
                                                        ---------------------------------------------------------------
Total from investment operations .....................          .21           .73         (.15)        .46         .69
Less distributions from:
 Net investment income ...............................         (.37)         (.37)        (.36)       (.39)       (.42)
 Net realized gains ..................................         (.01)           --         (.01)       (.02)       (.01)
                                                        ---------------------------------------------------------------
Total distributions ..................................         (.38)         (.37)        (.37)       (.41)       (.43)
Net asset value, end of year .........................        $7.07         $7.24        $6.88       $7.40       $7.35
                                                        ===============================================================
Total return(b) ......................................        2.87%        10.98%      (1.97)%       6.43%      10.10%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ......................  $13,016,197   $13,279,037  $12,859,577 $15,473,713 $14,767,307
Ratio to average net assets:
 Expenses ............................................         .57%          .57%         .57%        .57%        .56%
 Net investment income ...............................        5.08%         5.31%        5.40%       5.21%       5.71%
Portfolio turnover rate ..............................       13.23%         5.83%       12.10%      18.66%      17.29%



(a)Based on average shares outstanding effective March 31, 2000.
(b)Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
Financial Highlights (CONTINUED)

                                                                                      CLASS B
                                                                     ------------------------------------------
                                                                                 YEAR ENDED MARCH 31,
                                                                         2002       2001      2000      1999(C)
                                                                     ------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ................................     $7.24      $6.87     $7.39     $7.41
                                                                     ------------------------------------------
Income from investment operations:
 Net investment income(a) .........................................       .33        .33       .34       .10
 Net realized and unrealized gains (losses) .......................      (.16)       .37      (.52)     (.03)
                                                                     ------------------------------------------
Total from investment operations ..................................       .17        .70      (.18)      .07
                                                                     ------------------------------------------
Less distributions from:
 Net investment income ............................................      (.33)      (.33)     (.33)     (.09)
 Net realized gains ...............................................      (.01)                (.01)
                                                                     ------------------------------------------
Total distributions ...............................................      (.34)      (.33)     (.34)     (.09)
Net asset value, end of year ......................................     $7.07      $7.24     $6.87     $7.39
                                                                     ==========================================
Total return(b) ...................................................     2.15%     10.51%   (2.51)%      .88%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ...................................  $309,196   $193,428  $110,933   $43,674
Ratio to average net assets:
 Expenses .........................................................     1.14%      1.14%     1.14%     1.14%(d)
 Net investment income ............................................     4.51%      4.73%     4.87%     4.59%(d)
Portfolio turnover rate ...........................................    13.23%      5.83%    12.10%    18.66%



(a)Based on average shares outstanding effective March 31, 2000.
(b)Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
(c)For the period January 1, 1999 (effective date) to March 31, 1999.
(d)Annualized

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
Financial Highlights (CONTINUED)



                                                                               CLASS C
                                                          ---------------------------------------------------
                                                                        YEAR ENDED MARCH 31,
                                                               2002      2001       2000      1999      1998
                                                          ---------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ......................     $7.23     $6.87      $7.39     $7.35     $7.09
                                                          ---------------------------------------------------
Income from investment operations:
 Net investment income(a) ...............................       .33       .33        .34       .35       .38
 Net realized and unrealized gains (losses) .............      (.16)      .36       (.53)      .06       .27
                                                          ---------------------------------------------------
Total from investment operations ........................       .17       .69       (.19)      .41       .65
                                                          ---------------------------------------------------
Less distributions from:
 Net investment income ..................................      (.33)     (.33)      (.32)     (.35)     (.38)
 Net realized gains .....................................      (.01)                (.01)     (.02)     (.01)
                                                          ---------------------------------------------------
Total distributions .....................................      (.34)     (.33)      (.33)     (.37)     (.39)
                                                          ---------------------------------------------------
Net asset value, end of year ............................     $7.06     $7.23      $6.87     $7.39     $7.35
                                                          ===================================================

Total return(b) .........................................     2.29%    10.38%    (2.54)%     5.70%     9.49%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .........................  $464,108  $393,652   $367,874  $464,535  $295,976
Ratio to average net assets:
 Expenses ...............................................     1.14%     1.14%      1.14%     1.14%     1.14%
 Net investment income ..................................     4.52%     4.74%      4.82%     4.61%     5.13%
Portfolio turnover rate .................................    13.23%     5.83%     12.10%    18.66%    17.29%














(a)Based on average shares outstanding effective March 31, 2000.
(b)Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
Financial Highlights (CONTINUED)


                                                                 ADVISOR CLASS
                                                               -----------------
                                                               MARCH 31, 2002(C)
                                                               -----------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .......................            $7.29
                                                               -----------------
Income from investment operations:
 Net investment incomea ....................................              .19
 Net realized and unrealized losses ........................             (.24)
                                                               -----------------
Total from investment operations ...........................             (.05)
                                                               -----------------
Less distributions from:
 Net investment income .....................................             (.16)
 Net realized gains ........................................             (.01)
                                                               -----------------
Total distributions ........................................             (.17)
                                                               -----------------
Net asset value, end of period .............................            $7.07

Total return(b) ............................................           (.80)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ..........................           $2,134
Ratio to average net assets:
 Expenses ..................................................             .49%(d)
 Net investment income .....................................            5.25%(d)
Portfolio turnover rate ....................................           13.23%






(a)Based on average shares outstanding.
(b)Total return is not annualized for periods less than one year.
(c)For the period October 1, 2001 (effective date) to March 31, 2002.
(d)Annualized

                       See notes to financial statements.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2002


                                                                                                         PRINCIPAL
                                                                                                           AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS 99.4%
 BONDS 86.6%
 ABAG Finance Authority for Nonprofit Corps. COP,
   6.75%, 8/01/20 ..................................................................................... $  3,955,000 $     4,353,269
   6.125%, 3/01/21 ....................................................................................    4,245,000       4,618,518
   Butte Valley-Tulelake Rural Health, 6.65%, 10/01/22 ................................................    5,085,000       5,272,026
   Episcopal Home Foundation, Refunding, 5.125%, 7/01/13 ..............................................    6,000,000       5,921,400
   Episcopal Home Foundation, Refunding, 5.125%, 7/01/18 ..............................................   16,975,000      16,034,246
   Home for Jewish Parents, California Mortgage Insured, 5.625%, 5/15/22 ..............................    5,000,000       5,071,300
   Lytton Gardens Inc., California Mortgage Insured, 6.00%, 2/15/30 ...................................    5,000,000       5,115,900
   Milestones Human Services Inc., California Mortgage Insured, 5.65%, 7/01/22 ........................    2,000,000       2,019,920
   Miramonte Mental Health Services, California Mortgage Insured, 6.60%, 7/01/22 ......................    1,250,000       1,283,113
   Odd Fellows Home, California Mortgage Insured, 6.00%, 8/15/24 ......................................    5,525,000       5,813,626
   Rehabilitation Mental Health Services Inc. Project, California Mortgage Insured, 6.50%, 6/01/12 ....    2,000,000       2,050,320
   Rehabilitation Mental Health Services Inc. Project, California Mortgage Insured, 6.55%, 6/01/22 ....    2,370,000       2,427,710
   Rhoda Haas Goldman Plaza, California Mortgage Insured, 5.125%, 5/15/23 .............................    5,000,000       4,678,350
 ABAG Finance Authority for Nonprofit Corps. MFHR, Palo Alto Gardens Apartments, Series A, 5.45%, 4/01/39  5,500,000       5,200,140
 ABAG Finance Authority for Nonprofit Corps. Revenue, San Diego Hospital Association, Series A,
   6.125%, 8/15/20 ....................................................................................   23,525,000      23,809,417
 ABAG Finance Corp. COP, ABAG XXV, 6.80%, 8/01/12 .....................................................    3,040,000       3,067,086
 ABAG Revenue,
   Mello-Roos, Refunding and Improvement, Series A, FSA Insured, 5.125%, 9/01/21 ......................    4,760,000       4,710,734
   Mello-Roos, Refunding and Improvement, Series A, FSA Insured, 5.20%, 9/01/27 .......................    4,140,000       4,070,986
   Tax Allocation, RDA Pool, Series A4, FSA Insured, 5.875%, 12/15/25 .................................    5,000,000       5,300,700
   Tax Allocation, RDA Pool, Series A6, FSA Insured, 5.375%, 12/15/25 .................................    3,670,000       3,721,637
 ABAG Water and Wastewater Revenue, Pooled Financing Program, Series A, FSA Insured, 5.30%, 10/01/21       5,450,000       5,520,632
 Agua Mansa Industrial Growth Association Special Tax, CFD No. 8, 8.25%, 9/01/17 ......................   15,480,000      15,873,656
 Alameda Corridor Transportation Authority Revenue, senior lien, Series A, MBIA Insured, 5.00%, 10/01/    24,490,000      23,263,051
 Alameda County COP,
   Alameda County Medical Center Project, MBIA Insured, 5.00%, 6/01/23 ................................   19,195,000      18,419,138
   Alameda County Medical Center Project, MBIA Insured, 5.30%, 6/01/26 ................................    7,000,000       7,017,640
   Alameda County Medical Center Project, MBIA Insured, 5.00%, 6/01/28 ................................    8,925,000       8,427,253
   Capital Projects, Series 1992, Pre-Refunded, 6.75%, 6/01/16 ........................................   10,500,000      10,794,315
 Alhambra RDA, Tax Allocation, Industrial Redevelopment Project, Refunding, 6.375%, 5/01/23 ...........    2,560,000       2,617,574
 Alvord USD, GO, Series A, FGIC Insured, 5.375%, 8/01/27 ..............................................    6,100,000       6,138,064
 Anaheim PFA, Lease Revenue, Public Improvements Project, Series A, FSA Insured, 5.00%,
   9/01/27 ............................................................................................    8,900,000       8,481,433
   3/01/37 ............................................................................................  146,010,000     136,653,679
 Antioch Area Public Facilities Financing Agency Special Tax, CFD No. 1989-1, MBIA Insured, 5.50%,
   8/01/22 ............................................................................................    4,870,000       5,038,648
 Antioch Development Agency Tax Allocation, Project 1, FGIC Insured, Pre-Refunded, 6.40%, 9/01/17 .....    4,895,000       5,087,422
 Antioch PFA, Reassessment Revenue, sub. lien,
   Refunding, 5.60%, 9/02/09 ..........................................................................    1,270,000       1,310,234
   Refunding, Series B, 5.50%, 9/02/08 ................................................................    1,205,000       1,222,340
   Series B, 5.30%, 9/02/06 ...........................................................................    2,165,000       2,194,444
 Arcadia Hospital Revenue, Methodist Hospital of Southern California,
   6.50%, 11/15/12 ....................................................................................    2,295,000       2,361,853
   6.625%, 11/15/22 ...................................................................................    3,750,000       3,843,900
 Auburn USD, COP, Land Acquisition Program, Series A, FSA Insured, 7.00%, 9/01/28 .....................    2,770,000       3,068,384
 Azusa PFAR, Water Systems Acquisition Project, Refunding, Series A, FGIC Insured, 5.50%, 7/01/20 .....    5,200,000       5,303,064

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2002 (CONT.)


                                                                                                         PRINCIPAL
                                                                                                           AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
 BONDS (CONT.)
 Bakersfield Hospital Revenue, Adventist Health Systems West, Refunding, MBIA Insured, 5.50%, 3/01/19 . $  6,085,000 $     6,210,777
 Bakersfield PFAR, Series A, 6.10%, 9/15/10 ...........................................................    10,635,000     10,878,542
 Baldwin Park PFAR, Tax Allocation,
   Series A, 7.75%, 8/01/19 ...........................................................................    5,265,000       5,347,292
   Series A, Pre-Refunded, 7.10%, 9/01/24 .............................................................    2,000,000       2,238,500
   Series B, 7.75%, 8/01/21 ...........................................................................    5,795,000       5,884,996
 Belmont - Redwood Shores School District, Series A, 5.50%, 9/01/22 ...................................    6,500,000       6,719,245
 Belmont RDA, Tax Allocation, Los Costanos Community Development, Series A, Pre-Refunded,
   6.70%, 8/01/14 .....................................................................................    1,235,000       1,368,578
   6.80%, 8/01/23 .....................................................................................    2,310,000       2,565,024
 Brea and Olinda USD, COP, High School Refinancing Program, Refunding,
   Series A, FSA Insured, 6.25%, 8/01/18 ..............................................................   12,645,000      13,027,764
   Series B, 7.00%, 8/01/18 ...........................................................................    9,120,000       9,391,594
 Brea RDA, Tax Allocation, Redevelopment Project, Refunding, MBIA Insured, 6.125%, 8/01/13 ............   12,845,000      13,655,391
 Brentwood 1915 Act, Infrastructure Financing, Reassessment, Series A, FSA Insured, 5.80%, 9/02/17 ....    5,240,000       5,614,084
 Buena Park CRDA, Tax Allocation, Central Business District Project, Refunding, Series A, 7.10%, 9/01/14   7,000,000       7,229,810
 Burbank Parking Authority, Special Tax, CFD No. 1, 8.375%, 10/01/06 ..................................      960,000         966,634
 Burbank RDA, Tax Allocation,
   City Center Redevelopment Project, Refunding, Series A, FSA Insured, 5.50%, 12/01/23 ...............    5,000,000       5,104,100
   Refunding, Series A, 6.00%, 12/01/23 ...............................................................    6,500,000       6,718,855
 Burton Elementary School District COP, Loan Acquisition, Capital Appreciation,
   Series A, FSA Insured, 6.60%, 9/01/27 ..............................................................      800,000         829,168
   Series B, FSA Insured, 6.60%, 9/01/27 ..............................................................      295,000         305,756
 Calexico CRDA Revenue, Tax Allocation, Merged Central Business and Residential, Refunding, FSA Insured,
  5.80%, 8/01/24 ......................................................................................    5,840,000       6,074,242
 California Counties Lease Financing Authority COP, CSAC Financing Corp., Amador County Project, ETM,
  7.70%, 10/01/09 .....................................................................................    2,355,000       2,705,683
(c)California County Tobacco, Securitization Agency Tobacco Revenue, Asset Backed,
   Merced Funding Corp., Series A, 5.875%, 6/01/43 ....................................................   10,235,000      10,070,217
   Sonoma County Corp., Series A, 5.875%, 6/01/43 .....................................................   37,405,000      36,802,780
   Stanislaus Fund, Series A, 5.875%, 6/01/43 .........................................................    8,690,000       8,550,091
 California Educational Facilities Authority Revenue,
   Chapman University, Refunding, Connie Lee Insured, 5.125%, 10/01/26 ................................   10,000,000       9,748,100
   Pooled College and University, Series B, 6.75%, 6/01/30 ............................................    8,000,000       8,489,680
   Stanford University, Refunding, Series O, 5.125%, 1/01/31 ..........................................   21,250,000      20,733,200
   Student Loan Program, Series A, MBIA Insured, 6.00%, 3/01/16 .......................................    4,965,000       5,169,508
(c)California GO, Refunding, 5.25%,
   2/01/29 ............................................................................................   10,000,000       9,664,300
   2/01/30 ............................................................................................   50,000,000      48,225,500
 California Health Facilities Financing Authority Revenue,
   AIDS Health Care Foundation, Refunding, Series C, California Mortgage Insured, 6.25%, 9/01/17 ......    1,750,000       1,801,083
   California Autism Foundation Inc., Series A, CHFCLP Insured, 6.25%, 11/01/20 .......................    3,560,000       3,776,875
   Casa Colina, 6.125%, 4/01/32 .......................................................................    6,300,000       6,244,434
   Catholic Healthcare West, Refunding, Series A, MBIA Insured, 5.75%, 7/01/15 ........................   12,500,000      13,523,625
   Catholic Healthcare West, Refunding, Series A, MBIA Insured, 6.00%, 7/01/17 ........................    7,300,000       8,011,750
   Catholic Healthcare West, Series A, 5.00%, 7/01/18 .................................................   40,000,000      35,345,200
   Catholic Healthcare West, Series A, 5.00%, 7/01/28 .................................................  140,630,000     120,022,080

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2002 (CONT.)


                                                                                                         PRINCIPAL
                                                                                                           AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
 BONDS (CONT.)
 California Health Facilities Financing Authority Revenue, (cont.)
   Catholic Healthcare West, Series A, MBIA Insured, 5.00%, 7/01/17 ................................... $  5,000,000 $     4,957,500
   Catholic Healthcare West, Series A, MBIA Insured, 5.125%, 7/01/24 ..................................   11,500,000      11,179,380
   Cedars-Sinai Medical Center, Series A, MBIA Insured, 5.125%, 8/01/17 ...............................    8,355,000       8,402,540
   Cedars-Sinai Medical Center, Series A, MBIA Insured, 5.125%, 8/01/27 ...............................   15,600,000      15,178,332
   Cedars-Sinai Medical Center, Series B, MBIA Insured, 5.25%, 8/01/27 ................................   52,500,000      51,987,600
   Clinicas Del Camino, Series A, CHFCLP Insured, 6.55%, 5/01/25 ......................................    4,500,000       4,827,195
   County Program, Series B, 7.20%, 1/01/12 ...........................................................    2,205,000       2,238,538
   El Proyecto, Series A, CHFCLP Insured, 5.50%, 12/01/22 .............................................    3,350,000       3,371,976
   Enloe Health System, Series A, FSA Insured, 5.00%, 11/15/18 ........................................    5,000,000       4,927,600
   Enloe Health System, Series A, FSA Insured, 5.00%, 11/15/28 ........................................   25,390,000      23,963,082
   Familiesfirst, Series A, California Mortgage Insured, 6.00%, 12/01/25 ..............................   11,365,000      12,265,676
   Feedback Foundation Inc., Series A, CHFCLP Insured, 6.50%, 12/01/22 ................................    4,240,000       4,394,209
   Hospital of the Good Samaritan, Refunding, 6.90%, 9/01/07 ..........................................   13,920,000      14,161,373
   Hospital of the Good Samaritan, Refunding, 7.00%, 9/01/21 ..........................................   71,050,000      71,724,975
   Insured Health Facility, Help Group, Series A, California Mortgage Insured, 6.10%, 8/01/25 .........   12,905,000      13,964,501
   Kaiser Permanente, Series A, 5.40%, 5/01/28 ........................................................   46,000,000      44,682,560
   Kaiser Permanente, Series A, FSA Insured, 5.00%, 6/01/20 ...........................................   32,295,000      31,428,525
   Kaiser Permanente, Series A, FSA Insured, 5.00%, 6/01/24 ...........................................  136,775,000     130,765,107
   Kaiser Permanente, Series B, 5.25%, 10/01/16 .......................................................    7,515,000       7,462,320
   Kaiser Permanente, Series B, 5.00%, 10/01/18 .......................................................   38,260,000      36,482,058
   Kaiser Permanente, Series B, 5.00%, 10/01/20 .......................................................   38,020,000      35,454,410
   Kaiser Permanente, Series B, 5.40%, 5/01/28 ........................................................   80,000,000      77,816,000
   Marshall Hospital, Series A, California Mortgage Insured, 5.30%, 11/01/28 ..........................    5,500,000       5,317,235
   Mills-Peninsula Health, Refunding, Series A, Connie Lee Insured, 5.75%, 1/15/15 ....................   11,500,000      12,205,180
   Mills-Peninsula Health, Series B, Connie Lee Insured, 5.75%, 1/15/15 ...............................    5,665,000       6,012,378
   Northern California Presbyterian, 5.40%, 7/01/28 ...................................................    6,340,000       6,149,166
   On Lok Senior Health Services, Series A, CHFCLP Insured, 6.40%, 12/01/12 ...........................    2,000,000       2,080,600
   On Lok Senior Health Services, Series A, CHFCLP Insured, 6.50%, 12/01/22 ...........................    7,525,000       7,798,684
   Pomona Valley Hospital, Refunding, Series A, MBIA Insured, 5.625%, 7/01/19 .........................    8,500,000       8,881,820
   San Diego Hospital Association, Refunding, Series A, MBIA Insured, 6.20%, 8/01/20 ..................    8,250,000       8,505,503
   Scripps Memorial Hospital, Series A, MBIA Insured, 6.375%, 10/01/22 ................................    9,725,000      10,084,339
   Small Facilities Loan, Health Facilities, Refunding, Series B, California Mortgage Insured, 7.50%,
    4/01/22 ...........................................................................................    5,000,000       5,506,350
   Small Facilities Loan, Health Facilities, Series A, CHFCLP Insured, 6.75%, 3/01/20 .................    5,500,000       5,628,425
   Southern California, Series A, CHFCLP Insured, 5.50%, 12/01/22 .....................................    3,070,000       3,090,139
   St. Francis Medical Center, Refunding, Series H, AMBAC Insured, 6.35%, 10/01/23 ....................    7,000,000       7,679,910
   St. Paul's Episcopal Home, CHFCLP Insured, 6.50%, 9/01/14 ..........................................    2,595,000       2,775,482
   Sutter Health, Refunding, Series A, MBIA Insured, 5.875%, 8/15/16 ..................................    5,750,000       6,207,010
   Sutter Health, Series A, FSA Insured, 5.25%, 8/15/27 ...............................................    5,300,000       5,248,325
   Sutter Health, Series A, FSA Insured, 5.00%, 8/15/37 ...............................................   61,000,000      57,072,820
   Sutter Health, Series A, MBIA Insured, 5.35%, 8/15/28 ..............................................    5,500,000       5,476,515
   Sutter Health, Series A, MBIA Insured, 5.375%, 8/15/30 .............................................   10,100,000      10,077,376
   Sutter Health, Series A, MBIA Insured, 5.00%, 8/15/38 ..............................................   25,860,000      24,179,876
   The Episcopal Home, 5.30%, 2/01/32 .................................................................   28,150,000      26,599,498
   The Help Group, CHFCLP Insured, 5.40%, 8/01/22 .....................................................    7,420,000       7,392,175
   UCSF-Stanford Health Care, Refunding, Series A, FSA Insured, 5.00%, 11/15/31 .......................    2,150,000       2,035,620
   UCSF-Stanford Health Care, Refunding, Series B, 5.00%, 11/15/31 ....................................   26,920,000      25,487,856


FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2002 (CONT.)


                                                                                                         PRINCIPAL
                                                                                                           AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
 BONDS (CONT.)
 California Health Facilities Financing Authority Revenue, (cont.)
   UCSF-Stanford Health Care, Refunding, Series B, AMBAC Insured, 5.00%, 11/15/28 ..................... $ 25,000,000 $    23,764,250
   Valleycare Hospital Corp., Refunding, 5.50%, 5/01/20 ...............................................   11,640,000      11,686,793
   Walden House, State Guaranteed, 6.85%, 3/01/22 .....................................................    3,225,000       3,300,788
 California HFA, SFM Purchase,
   Class I, Series A-1, 6.05%, 8/01/26 ................................................................   13,935,000      14,096,507
   Refunding, Series A-2, FHA Insured, 6.45%, 8/01/25 .................................................    6,185,000       6,342,903
 California HFAR,
   Home Mortgage, Series A, 6.55%, 8/01/26 ............................................................    6,975,000       7,188,086
   Home Mortgage, Series D, MBIA Insured, 6.15%, 8/01/28 ..............................................    5,250,000       5,351,640
   Home Mortgage, Series E, 6.70%, 8/01/25 ............................................................      885,000         899,133
   Home Mortgage, Series E, 6.375%, 8/01/27 ...........................................................   14,090,000      14,415,338
   Home Mortgage, Series E, AMBAC Insured, 6.10%, 8/01/29 .............................................   16,790,000      17,035,638
   Home Mortgage, Series E, MBIA Insured, 6.15%, 8/01/25 ..............................................   12,450,000      12,649,325
   Home Mortgage, Series F-1, 6.875%, 8/01/15 .........................................................      870,000         878,700
   Home Mortgage, Series H, 6.25%, 8/01/27 ............................................................   11,835,000      12,093,713
   Home Mortgage, Series I, MBIA Insured, 5.75%, 2/01/29 ..............................................    7,355,000       7,402,366
   Home Mortgage, Series J, MBIA Insured, 5.55%, 8/01/28 ..............................................   10,000,000       9,849,500
   Home Mortgage, Series M, MBIA Insured, 5.60%, 8/01/29 ..............................................   20,100,000      19,876,488
   Home Mortgage, Series N, 6.375%, 2/01/27 ...........................................................    2,275,000       2,328,736
   Home Mortgage, Series N, FSA Insured, 5.15%, 8/01/18 ...............................................    6,000,000       5,787,660
   Home Mortgage, Series R, MBIA Insured, 6.15%, 8/01/27 ..............................................    5,460,000       5,580,393
   Home Mortgage, SF, Series A, 10.25%, 2/01/14 .......................................................      465,000         465,488
   Home Mortgage, SF, Series B, 10.625%, 2/01/14 ......................................................      170,000         170,172
   Housing Revenue, Series E, MBIA Insured, 6.625%, 8/01/14 ...........................................    4,365,000       4,562,909
   Housing Revenue, Series E, MBIA Insured, 6.75%, 8/01/26 ............................................   11,855,000      12,291,857
   Housing Revenue, Series F, MBIA Insured, 6.90%, 8/01/26 ............................................   11,345,000      11,790,291
   MFHR II, Series A, AMBAC Insured, 6.25%, 2/01/37 ...................................................    5,000,000       5,154,250
   MFHR III, Series B, MBIA Insured, 5.50%, 8/01/39 ...................................................   13,345,000      12,853,370
   Multi-Unit Rental Housing, Series A, 6.875%, 2/01/22 ...............................................    2,465,000       2,506,018
   Series B-1, Class 1, 5.65%, 8/01/28 ................................................................   13,190,000      13,170,875
   SFM, Series C-2, Class 1, FHA Insured, 5.65%, 2/01/25 ..............................................    8,335,000       8,388,844
 California Infrastructure and Economic Development Bank Revenue,
   Kaiser Hospital Assistance I LLC, Series B, 5.50%, 8/01/31 .........................................   10,000,000       9,674,300
   Kaiser Hospital Assistance II LLC, Series A, 5.55%, 8/01/31 ........................................   24,000,000      23,826,000
 California Mobilehome Park Financing Authority Revenue, Series A, FSA Insured,
   4.95%, 10/01/02 ....................................................................................       35,000          35,523
   5.05%, 10/01/03 ....................................................................................       30,000          30,777
   5.15%, 10/01/04 ....................................................................................       35,000          36,317
   5.25%, 10/01/05 ....................................................................................       35,000          36,810
   6.25%, 10/01/25 ....................................................................................    1,400,000       1,427,300
 California PCFA,
   PCR, Pacific Gas and Electric Co., Series A, 6.625%, 6/01/09 .......................................    1,750,000       1,742,423
   PCR, San Diego Gas and Electric Co., Series A, 5.85%, 6/01/21 ......................................   32,535,000      32,550,617
   PCR, Southern California Edison Co., Refunding, 6.90%, 12/01/17 ....................................    2,510,000       2,488,364
   PCR, Southern California Edison Co., Series B, 6.40%, 12/01/24 .....................................   29,000,000      27,957,160
   PCR, Southern California Edison Co., Series B, MBIA Insured, 6.40%, 12/01/24 .......................   12,120,000      12,605,164
   Solid Waste Disposal Revenue, Keller Canyon Landfill Co. Project, 6.875%, 11/01/27 .................   17,205,000      16,651,687

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2002 (CONT.)


                                                                                                         PRINCIPAL
                                                                                                           AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
 BONDS (CONT.)
 California Pollution Control Financing Authority Revenue, Pacific Gas and Electric, Refunding, Series A,
   MBIA Insured, 5.35%, 12/01/16 ...................................................................... $ 31,500,000 $    32,209,695
 California Public Capital Improvement Financing Authority Revenue, Pooled Projects,
   Joint Powers Agency, Series E, 8.375%, 3/01/03 .....................................................    4,765,000       4,818,845
   Series A, 8.40%, 3/01/08 ...........................................................................   38,935,000      39,215,721
   Series A, 8.50%, 3/01/18 ...........................................................................  121,300,000     122,189,129
 California Public School District Financing Authority Lease Revenue, Los Banos School,
   Series A, FSA Insured, 6.20%, 10/01/23 .............................................................      445,000         473,560
   Series B, FSA Insured, Pre-Refunded, 6.20%, 10/01/23 ...............................................    4,445,000       4,743,437
 California Resources Efficiency Financing Authority COP, Capital Improvement Program, Refunding,
   AMBAC Insured, 5.625%, 4/01/22 .....................................................................   10,365,000      10,849,149
   5.75%, 4/01/27 .....................................................................................    7,885,000       8,403,912
 California Special Districts Lease Financing Program COP, Series E,
   7.70%, 12/01/09 ....................................................................................      205,000         206,187
   7.75%, 12/01/19 ....................................................................................      305,000         306,488
 California State Department of Veteran Affairs Home Purchase Revenue,
   Chase Revenue, Series A, 5.20%, 12/01/27 ...........................................................   31,000,000      29,979,170
   Refunding, Series A, 5.40%, 12/01/28 ...............................................................    9,580,000       9,328,525
   Refunding, Series B, 5.50%, 12/01/18 ...............................................................    2,500,000       2,516,875
   Series B, 5.20%, 12/01/28 ..........................................................................   63,875,000      61,725,606
 California State Department of Water Resources Central Valley Project Revenue, Water System, Refunding,
   Series L, 5.75%, 12/01/19 ..........................................................................   18,000,000      18,761,580
   Series L, 5.50%, 12/01/23 ..........................................................................   50,000,000      51,515,500
   Series L, 5.875%, 12/01/25 .........................................................................   40,070,000      41,765,762
   Series O, 5.00%, 12/01/22 ..........................................................................    5,500,000       5,307,335
   Series O, 4.75%, 12/01/25 ..........................................................................   12,000,000      10,934,280
   Series Q, MBIA Insured, 5.375%, 12/01/27 ...........................................................   58,000,000      58,821,860
   Series S, 5.00%, 12/01/29 ..........................................................................   24,595,000      23,188,658
   Series U, 5.00%, 12/01/29 ..........................................................................    7,500,000       7,071,150
 California State GO,
   5.25%, 10/01/20 ....................................................................................   10,000,000       9,929,800
   5.25%, 9/01/23 .....................................................................................   22,000,000      21,555,600
   5.25%, 10/01/23 ....................................................................................    9,250,000       9,063,243
   6.00%, 5/01/24 .....................................................................................    2,565,000       2,728,852
   5.125%, 6/01/24 ....................................................................................    8,250,000       7,917,113
   5.00%, 11/01/24 ....................................................................................   11,350,000      10,704,753
   5.00%, 11/01/25 ....................................................................................   20,000,000      18,762,000
   5.25%, 9/01/26 .....................................................................................   25,000,000      24,295,250
   5.00%, 2/01/27 .....................................................................................   46,000,000      42,960,780
   5.00%, 10/01/27 ....................................................................................   12,100,000      11,291,478
   5.125%, 10/01/27 ...................................................................................   39,835,000      37,957,178
   5.00%, 2/01/29 .....................................................................................   15,000,000      13,933,500
   5.00%, 11/01/30 ....................................................................................   17,500,000      16,198,350
   5.125%, 3/01/31 ....................................................................................   35,000,000      33,060,650
   5.00%, 2/01/32 .....................................................................................   40,000,000      36,916,800
   AMBAC Insured, 5.90%, 3/01/25 ......................................................................      210,000         223,320
   AMBAC Insured, 5.125%, 10/01/27 ....................................................................   31,420,000      30,570,089

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2002 (CONT.)


                                                                                                         PRINCIPAL
                                                                                                           AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
 BONDS (CONT.)
 California State GO, (cont.)
    FGIC Insured, 6.00%, 8/01/19 ...................................................................... $    905,000 $       979,663
   FGIC Insured, 5.625%, 10/01/26 .....................................................................   41,500,000      43,272,880
   FSA Insured, 5.50%, 3/01/20 ........................................................................    5,500,000       5,679,080
   FSA Insured, 5.50%, 9/01/29 ........................................................................   30,000,000      30,543,900
   MBIA Insured, 5.00%, 10/01/23 ......................................................................    5,000,000       4,827,550
   MBIA Insured, 5.00%, 8/01/24 .......................................................................    7,500,000       7,216,425
   MBIA Insured, 6.00%, 8/01/24 .......................................................................      990,000       1,067,012
   MBIA Insured, 5.00%, 3/01/28 .......................................................................   25,985,000      24,716,672
   Refunding, 5.625%, 9/01/24 .........................................................................   10,650,000      10,899,317
   Refunding, 5.125%, 6/01/27 .........................................................................   16,150,000      15,392,242
   Refunding, 5.125%, 6/01/31 .........................................................................   75,000,000      70,827,750
   Series BR, 5.25%, 12/01/26 .........................................................................    5,000,000       4,754,350
   Series BR, 5.30%, 12/01/29 .........................................................................   13,000,000      12,348,700
   Various Purposes, FSA Insured, 5.50%, 4/01/19 ......................................................    5,000,000       5,152,150
   Veterans Bonds, Series BD, BE, and BF, AMBAC Insured, 6.20%, 2/01/16 ...............................   11,500,000      11,632,020
   Veterans Bonds, Series BD, BE, and BF, AMBAC Insured, 6.375%, 2/01/27 ..............................   45,000,000      45,144,000
   Veterans Bonds, Series BH, 5.50%, 12/01/18 .........................................................   44,250,000      44,392,928
   Veterans Bonds, Series BH, 5.60%, 12/01/32 .........................................................   50,060,000      49,910,321
   Veterans Bonds, Series BH, FSA Insured, 5.50%, 12/01/24 ............................................   16,440,000      16,249,789
   Veterans Bonds, Series BM, 5.45%, 12/01/25 .........................................................   36,635,000      36,583,711
   Veterans Bonds, Series BN, 5.375%, 12/01/21 ........................................................   24,870,000      24,793,400
   Veterans Bonds, Series BN, 5.45%, 12/01/28 .........................................................   21,575,000      21,453,101
 California State HFAR, Home Mortgage, Series L, MBIA Insured, 6.40%, 8/01/27 .........................   10,045,000      10,295,321
 California State Local Government Finance Authority Revenue, Marin Valley, Series A, FSA Insured,
  5.85%, 10/01/27 .....................................................................................    6,735,000       7,203,823
 California State Public Works Board Lease Revenue,
   California Science Center, Series A, 5.25%, 10/01/22 ...............................................    8,645,000       8,495,874
   California State University, Various Projects, Series A, 6.30%, 10/01/04 ...........................    5,250,000       5,450,340
   Department of Corrections, California State Prison at Coalinga, Series B, MBIA Insured,
   5.375%, 12/01/19 ...................................................................................   15,250,000      15,524,805
   Department of Corrections, Corcoran II Facility, Series A, AMBAC Insured, 5.25%, 1/01/21 ...........   17,405,000      17,426,930
   Department of Justice Building, Series A, FSA Insured, 5.625%, 5/01/20 .............................    5,000,000       5,177,150
   Trustees California State University, Refunding, Series A, 5.00%, 10/01/19 .........................    7,500,000       7,270,425
   University of California, Various Projects, Refunding, Series A, 5.50%, 6/01/21 ....................   14,000,000      14,324,520
   University of California, Various Projects, Refunding, Series A, 5.00%, 6/01/23 ....................   23,175,000      21,873,029
   University of California, Various Projects, Series B, 5.50%, 6/01/19 ...............................   13,000,000      13,351,260
   University of California, Various Projects, Series B, Pre-Refunded, 6.625%, 12/01/14 ...............    7,415,000       8,272,767
   Various California Community Colleges, Refunding, Series A, 5.90%, 4/01/17 .........................    8,320,000       8,772,442
 California State University at Channel Islands Financing Authority Revenue, East Campus Community,
   Series A, MBIA Insured, 5.00%, 9/01/31 .............................................................   11,000,000      10,463,420
 California Statewide CDA,
   COP, California Lutheran Homes, ETM, 5.75%, 11/15/15 ...............................................    5,000,000       5,378,200
   COP, Catholic Healthcare West, 6.50%, 7/01/20 ......................................................    7,990,000       8,195,343
   COP, Children's Hospital, Los Angeles, 5.25%, 8/15/29 ..............................................   37,685,000      36,100,723
   COP, FSA Insured, 5.50%, 8/15/31 ...................................................................    9,000,000       9,186,840
   COP, Kaiser Permanente, 5.30%, 12/01/15 ............................................................   32,200,000      32,604,754

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2002 (CONT.)


                                                                                                         PRINCIPAL
                                                                                                           AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONT.)
 BONDS (CONT.)
 California Statewide CDA, (cont.)
   COP, MBIA Insured, 5.00%, 4/01/18 .................................................................. $  7,000,000 $     6,864,060
   COP, MBIA Insured, 5.125%, 4/01/23 .................................................................    6,000,000       5,853,120
   COP, St. Joseph Health System, Refunding, 5.125%, 7/01/17 ..........................................    5,000,000       4,822,750
   COP, St. Joseph Health System, Refunding, 5.25%, 7/01/21 ...........................................   16,250,000      15,620,800
   COP, The Internext Group, 5.375%, 4/01/17 ..........................................................    8,000,000       7,593,440
   COP, The Internext Group, 5.375%, 4/01/30 ..........................................................   59,480,000      53,192,964
   Lease Revenue, Special Facilities, United Airlines, Los Angeles, 5.625%, 10/01/34 ..................   75,805,000      44,635,500
   Lease Revenue, Special Facilities, United Airlines, Series A, 5.70%, 10/01/33 ......................   62,325,000      39,185,597
   MFHR, Borregas Court Project, Series J, GNMA Secured, 6.30%, 3/20/39 ...............................    7,453,000       7,844,730
   MFHR, Series E, FNMA Insured, 6.40%, 6/01/28 .......................................................    8,000,000       8,298,240
   Water and Wastewater Revenue, Pooled Financing Program, Series B, FSA Insured, 5.65%, 10/01/26 .....    5,000,000       5,201,100
   Water Revenue, Refunding, Series A, 6.10%, 7/01/21 .................................................    4,615,000       4,967,494
 California Statewide CDA Revenue,
   COP, Catholic Healthcare West, Obligated, MBIA Insured, 5.50%, 7/01/23 .............................   11,240,000      11,432,316
   COP, CHFCLP Insured Health Facilities, AIDS Project, Series A, California Mortgage Insured,
    6.25%, 8/01/22 ....................................................................................    2,590,000       2,667,130
   COP, CHFCLP Insured, ETM, 5.90%, 8/01/21 ...........................................................    4,000,000       4,260,680
   COP, CHFCLP Insured Health Facilities, Unihealth, Series A, AMBAC Insured, Pre-Refunded,
    ETM, 5.75%, 10/01/25 ..............................................................................   36,000,000      38,465,640
   COP, CHFCLP Insured Hospital, Triad Health Care, Refunding, California Mortgage Insured, ETM,
    6.25%, 8/01/06 ....................................................................................    2,000,000       2,153,200
   COP, Familiesfirst Inc., California Mortgage Insured, Pre-Refunded, 7.25%, 12/01/22 ................    5,120,000       5,786,675
   COP, Gemological Institute, Connie Lee Insured, 6.00%, 5/01/15 .....................................    5,365,000       5,778,320
   COP, Gemological Institute, Connie Lee Insured, 6.00%, 5/01/20 .....................................    3,775,000       4,024,867
   COP, Salk Institute, Connie Lee Insured, 6.20%, 7/01/24 ............................................    7,065,000       7,563,789
   COP, Sisters Charity Leavenworth, 5.00%, 12/01/23 ..................................................   11,375,000      10,714,226
   COP, Southern California Development Corp., 6.10%, 12/01/15 ........................................    2,255,000       2,423,223
   COP, St. Joseph Health System Group, Pre-Refunded, 6.625%, 7/01/21 .................................   12,500,000      13,807,875
   COP, Sutter Health Obligated Group, MBIA Insured, 5.50%, 8/15/22 ...................................   25,520,000      26,379,258
   COP, Sutter Health Obligated Group, Refunding, AMBAC Insured, 6.00%, 8/15/09 .......................    6,465,000       6,670,199
   COP, Sutter Health Obligated Group, Refunding, AMBAC Insured, 6.125%, 8/15/22 ......................    9,330,000       9,628,653
   COP, Sutter Health Obligated Group, Refunding, MBIA Insured, 5.50%, 8/15/23 ........................   14,000,000      14,248,220
   Los Angeles Orthopedic Hospital Foundation, AMBAC Insured, 5.75%, 6/01/30 ..........................   10,000,000      10,452,000
   Mission Community, California Mortgage Insured, 5.375%, 11/01/21 ...................................    7,670,000       7,457,081
   Mission Community, California Mortgage Insured, 5.375%, 11/01/26 ...................................    9,755,000       9,325,682
   Stovehaven Apartments Project, Series A, 5.875%, 7/01/32 ...........................................    5,000,000       4,988,950
 California Valley HFAR, Home Mortgage, MBIA Insured, 5.65%, 2/01/27 ..................................   20,000,000      19,971,800
 Camarillo COP, Capital Improvement Corp., ETM, 7.625%, 4/01/08 .......................................    3,395,000       3,786,987
 Campbell Housing Facility Revenue, San Tomas Gardens Project, Series A, 6.625%, 10/20/34 .............    5,615,000       5,775,701
 Camrosa Water District COP, Water System Improvement Projects, MBIA Insured, 6.00%, 1/15/20 ..........    5,120,000       5,605,274
 Capistrano Bay Park and Recreation District COP, Special Lease Finance, Series Q, 6.35%, 8/01/12 .....    2,800,000       2,825,060
 Carson RDA, Tax Allocation, Redevelopment Project Area No. 1, Refunding, 6.375%,
   10/01/12 ...........................................................................................      775,000         801,451
   10/01/16 ...........................................................................................      295,000         304,505

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2002 (CONT.)


                                                                                                         PRINCIPAL
                                                                                                           AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONT.)
 BONDS (CONT.)
 Castaic Lake Water Agency COP, Water System Improvement Project, Refunding, Series A, MBIA Insured,
   6.125%, 8/01/15 .................................................................................... $ 11,540,000 $    12,497,012
   6.00%, 8/01/18 .....................................................................................    5,345,000       5,735,773
 Cathedral City PFAR, Tax Allocation, Redevelopment Projects, Refunding, Series A, MBIA Insured,
   5.70%, 8/1/24 .....................................................................................    11,210,000      11,683,847
 Central California Joint Powers Health Financing Authority COP, Community Hospitals of Central
   California, 6.00%, 2/01/20 .........................................................................    5,000,000       5,040,100
   2/01/30 ............................................................................................   20,000,000      20,056,800
 Central Joint Powers Health Financing Authority COP,
   Community Hospitals of Central California, 5.625%, 2/01/21 .........................................    3,750,000       3,683,513
   Community Hospitals of Central California, 5.75%, 2/01/31 ..........................................    8,000,000       7,877,520
 Chaffey Community College District COP, Pre-Refunded, 7.40%, 11/01/14 ................................    5,000,000       5,653,000
 Chaffey UHSD, GO, Series B, FGIC Insured, 5.00%, 8/01/25 .............................................    5,000,000       4,787,250
 Chico RDAR, COP, Insured Health Facilities, Sierra Sunrise Lodge,
   6.80%, 2/01/11 .....................................................................................    4,110,000       4,151,758
   6.75%, 2/01/21 .....................................................................................    2,800,000       2,828,196
 Chino RDA, Tax Allocation, Central City Redevelopment Project, 7.00%, 9/01/22 ........................    9,980,000      10,458,042
 Chino USD, COP, Land Acquisition, Series A, FSA Insured,
   6.60%, 9/01/14 .....................................................................................      420,000         458,388
   6.70%, 9/01/29 .....................................................................................    2,880,000       3,149,914
 Claremont RDA, Tax Allocation, Consolidated Redevelopment Project, Refunding, 5.50%, 8/01/23 .........    4,950,000       4,786,799
 Clayton 1915 Act, Limited Obligation, Contra Costa County, Oakhurst Country Club,
   8.20%, 9/02/02 .....................................................................................       50,000          50,621
   8.25%, 9/02/03 .....................................................................................       50,000          51,677
   8.30%, 9/02/04 .....................................................................................       70,000          72,729
   8.30%, 9/02/05 .....................................................................................       80,000          83,085
   8.35%, 9/02/06 .....................................................................................       80,000          83,121
   8.35%, 9/02/07 .....................................................................................       95,000          98,422
   8.375%, 9/02/08 ....................................................................................      100,000         103,599
   8.375%, 9/02/09 ....................................................................................      115,000         119,106
   8.40%, 9/02/10 .....................................................................................       15,000          15,534
   8.40%, 9/02/11 .....................................................................................      120,000         124,225
   8.40%, 9/02/12 .....................................................................................      130,000         134,577
   8.40%, 9/02/13 .....................................................................................      150,000         155,276
 Coachella Valley USD, COP, 8.25%, 9/01/12 ............................................................    5,790,000       5,884,667
 Colusa County COP, ABAG Finance Corp., Series B, 7.00%, 2/01/18 ......................................    1,555,000       1,583,223
 Commerce Joint Powers Financing Authority Lease Revenue, Community Center, Series A,
   6.25%, 10/01/22 ....................................................................................    4,000,000       4,199,800
 Commerce Refuse to Energy Authority Revenue, Refunding, Series 1994, 8.75%, 7/01/10 ..................   28,545,000      31,358,110
 Compton COP, Civic Center and Capital Improvement, Refunding, Series A, 5.50%, 9/01/15 ...............    5,000,000       5,051,200
 Compton CRDA, Tax Allocation, Series 1, FSA Insured, 6.75%, 8/01/13 ..................................    6,150,000       6,742,983
 Compton Sewer Revenue, Pre-Refunded, 6.75%, 7/01/23 ..................................................    4,535,000       4,870,273
 Concord RDA, Tax Allocation, Central Concord Redevelopment Project, Refunding, Sub Series A,
   6.00%, 7/01/19 .....................................................................................    8,395,000       8,622,588
   Contra Costa County COP, Merrithew Memorial Hospital Project, Refunding, MBIA Insured, 5.50%, 11/01/2  11,000,000      11,392,040
 Contra Costa County MFHR, Byron Park Project, Refunding, Series C, GNMA Secured, 6.40%, 1/20/31 ......    5,930,000       6,168,683
 Contra Costa Transportation Authority Revenue, Sales Tax, Series A,
   ETM, 6.875%, 3/01/07 ...............................................................................   13,900,000      15,380,489
   FGIC Insured, ETM, 6.50%, 3/01/09 ..................................................................    1,000,000       1,116,970

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2002 (CONT.)


                                                                                                         PRINCIPAL
                                                                                                           AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONT.)
 BONDS (CONT.)
 Corcoran Hospital District Revenue, Series A, 6.55%, 7/01/12 ......................................... $  1,110,000 $     1,137,539
 Corona 1915 Act,
   AD No. 79-2, Northeast Area, Series B, 7.85%, 9/02/02 ..............................................      755,000         764,868
   AD No. 79-2, Northeast Area, Series B, 7.85%, 9/02/03 ..............................................      810,000         845,681
   AD No. 79-2, Northeast Area, Series B, 7.85%, 9/02/04 ..............................................      885,000         919,958
   AD No. 79-2 and 80-1, Refunding, 8.10%, 9/02/02 ....................................................    1,165,000       1,181,415
   AD No. 79-2 and 80-1, Refunding, 8.10%, 9/02/03 ....................................................    1,260,000       1,316,776
   AD No. 79-2 and 80-1, Refunding, 8.10%, 9/02/04 ....................................................    1,355,000       1,415,365
 Corona COP,
   Corona Community Hospital Project, Pre-Refunded, 9.425%, 9/01/20 ...................................   15,000,000      20,237,700
   aVista Hospital System, Refunding, Series C, 7.315%, 7/01/20 .......................................   22,325,000       8,260,250
 Corona RDA, Tax Allocation, Redevelopment Project Area A, Refunding, Series A, FGIC Insured,
   6.25%, 9/01/16 .....................................................................................    3,000,000       3,282,390
 Corona-Norco USD, Lease Revenue, Land Acquisition, Series A, FSA Insured, 6.00%, 4/15/29 .............   18,435,000      20,227,066
 CSAC Finance Corp. COP, Sutter County, Health Facilities Program, 7.80%, 1/01/21 .....................    2,100,000       2,113,335
 Culver City USD, GO, MBIA Insured, 5.75%, 8/01/36 ....................................................    5,000,000       5,310,300
 Cupertino COP, Refunding,
   Series A, 5.75%, 1/01/16 ...........................................................................    5,000,000       5,159,150
   Series B, 6.25%, 7/01/10 ...........................................................................    3,535,000       3,634,970
   Desert Hot Springs RDA, Tax Allocation, Redevelopment Project No. 2, Series A, 6.625%, 9/01/20 .....    1,230,000       1,203,457
 Desert Sands USD, COP, Capital Projects, FSA Insured, 6.45%, 3/01/20 .................................    6,820,000       7,490,952
 Duarte COP,
   City Civic Center, Refunding, 7.00%, 6/15/22 .......................................................    5,370,000       5,533,624
   Refunding, Series A, 5.25%, 4/01/24 ................................................................    5,000,000       4,607,750
   Series A, 5.25%, 4/01/19 ...........................................................................    5,000,000       4,651,100
   Series A, 5.25%, 4/01/31 ...........................................................................   12,500,000      11,282,125
 East Bay MUD,
   Wastewater System Revenue, sub., MBIA Insured, 5.00%, 6/01/38 ......................................   23,115,000      21,615,761
   Water System Revenue, sub., MBIA Insured, 5.00%, 6/01/38 ...........................................   37,620,000      35,179,967
   Water System Revenue, sub., Refunding, 6.00%, 6/01/20 ..............................................   15,100,000      15,506,492
 East Side UHSD, Santa Clara County, Series D, FGIC Insured, 5.80%, 9/01/21 ...........................    7,100,000       7,470,336
 Eastern Municipal Water District, Water and Sewer Revenue COP, Series B, FGIC Insured, 5.00%, 7/01/30    31,370,000      29,733,427
 El Cajon RDA, Tax Allocation, Redevelopment Project, Refunding, AMBAC Insured, 5.35%, 10/01/22 .......   10,285,000      10,392,375
 El Camino Hospital District Revenue, Refunding, Series A, ETM, 7.25%, 8/15/09                             8,945,000      10,238,089
 El Centro Financing Authority Hospital Revenue, El Centro Regional Medical Center Project,
   5.25%, 3/01/26 .....................................................................................    8,500,000       8,099,395
 El Dorado County Special Tax, Community Facilities District No. 1992-1, 6.25%, 9/01/29 ...............   19,850,000      19,960,763
 Emeryville PFAR,
   Housing Increment Loan, 6.20%, 9/01/25 .............................................................    3,115,000       3,259,910
   Shellmound Park Redevelopment and Housing Project, Series B, MBIA Insured, 5.00%, 9/01/28 ..........   20,000,000      19,015,000
   Empire USD, Special Tax, CFD No. 1987-1, Refunding, Series A, MBIA Insured, 6.50%, 10/01/17 ........    2,700,000       2,806,218
 Escondido COP, Wastewater Project, Refunding, AMBAC Insured,
   5.70%, 9/01/26 .....................................................................................   13,465,000      14,081,024
   5.80%, 9/01/26 .....................................................................................      400,000         427,816
 Fairfield PFAR, Fairfield Redevelopment Projects, Series A, 7.80%, 8/01/19 ...........................    2,145,000       2,159,178
 Fillmore COP, Water System Improvement Project, AMBAC Insured, 7.70%, 5/01/19 ........................    2,590,000       2,901,111
 Folsom PFAR, Local Agency, 8.00%, 10/01/18 ...........................................................    7,480,000       7,528,321
 Fontana RDA, Tax Allocation, Jurupa Hills Redevelopment Project,
   Refunding, Series A, 5.50%, 10/01/27 ...............................................................   12,500,000      11,892,250
   Series A, Pre-Refunded, 7.10%, 10/01/23 ............................................................   10,000,000      10,451,300

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2002 (CONT.)


                                                                                                         PRINCIPAL
                                                                                                           AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONT.)
 BONDS (CONT.)
 Fontana USD, GO, Convertible Capital Appreciation, Series D, FGIC Insured, 5.80%, 5/01/17 ............ $  5,000,000 $     5,333,900
 Foothill/Eastern Corridor Agency Toll Road Revenue,
   Refunding, MBIA Insured, 5.75%, 1/15/40 ............................................................  395,510,000     390,067,782
   senior lien, Series A, 5.00%, 1/01/35 ..............................................................   15,955,000      14,283,714
   senior lien, Series A, Pre-Refunded, 6.50%, 1/01/32 ................................................  108,175,000     121,236,050
   senior lien, Series A, Pre-Refunded, 6.00%, 1/01/34 ................................................  123,695,000     135,963,070
 Fort Bragg RDAR, Tax Allocation, Fort Bragg Redevelopment Project, Series A, 6.875%, 5/01/18 .........    1,900,000       1,976,323
 Fortuna and Susanville Cities COP, Series B, 7.375%, 9/01/17 .........................................    2,000,000       2,031,780
 Fresno Health Facilities Revenue, Holy Cross Health Systems Corp., MBIA Insured, 5.625%, 12/01/15 ....    5,000,000       5,211,950
 Fresno RDAR, Tax Allocation, Mariposa Redevelopment Project, Series A, 6.625%, 2/01/23 ...............    1,505,000       1,509,967
 Glendale USD, COP, Series A, AMBAC Insured, 6.00%, 3/01/19 ...........................................    7,250,000       7,723,280
 Hawaiian Gardens RDA, Tax Allocation, Project No. 1, Refunding,
   6.35%, 12/01/33 ....................................................................................   13,000,000      13,432,640
   ETM, 8.00%, 12/01/10 ...............................................................................    5,730,000       6,590,761
 Health Facilities Financing Authority Revenue, Kaiser Permanente, Series C, 5.60%, 5/01/33 ...........   10,000,000       9,941,200
 Helix Water District COP, Installment Purchase, Series A, FSA Insured, 5.25%, 4/01/24 ................    8,925,000       8,878,858
 Hemet Valley Hospital District Revenue COP, Hemacinto Community Corp. Project, Series A, 7.75%, 5/01/19   2,400,000       2,400,672
 Hesperia PFAR, Highway and Street Improvement, Series A, 6.10%, 10/01/10 .............................    1,600,000       1,716,528
 Hollister RDA, Tax Allocation, Community Development Project, Series B, FSA Insured,
   6.625%, 10/01/07 ...................................................................................    1,905,000       1,971,694
   6.75%, 10/01/13 ....................................................................................    1,495,000       1,548,252
 Huntington Beach PFAR, Huntington Beach Redevelopment Projects, Refunding, 7.00%, 8/01/24 ............    2,630,000       2,698,643
 Huntington Park PFA, Local Agency Revenue, Refunding, Series A, MBIA Insured, 6.45%, 9/01/22 .........   10,000,000      10,864,800
 Industry COP, Refunding, 6.625%, 6/01/06 .............................................................   11,380,000      12,582,752
 Industry Urban Development Agency Tax Allocation, Transportation District No. 3 Project, Refunding,
   6.90%, 11/01/07 ....................................................................................    5,860,000       6,000,113
 Inglewood PFAR, La Cinega Redevelopment Project, Series A, AMBAC Insured, 6.00%, 5/01/16 .............    7,410,000       7,577,762
 Inland Empire Solid Waste Financing Authority Revenue, Landfill Improvement Financing Project,
  Series B, FSA Insured,
   ETM, 6.25%, 8/01/11 ................................................................................    5,000,000       5,621,100
   Pre-Refunded, 6.00%, 8/01/16 .......................................................................    5,000,000       5,573,000
 Intercommunity Hospital Financing Authority COP, Northbay Healthcare System, Refunding, 5.25%, 11/01/19  10,550,000      10,105,740
 Irwindale CRDA, Tax Allocation,
   Individual Development Project, Pre-Refunded, 6.60%, 8/01/18 .......................................    1,630,000       1,826,823
   Individual Development Project, Pre-Refunded, 6.625%, 8/01/26 ......................................    9,100,000      10,287,732
   senior lien, Refunding, FSA Insured, 5.75%, 8/01/26 ................................................   10,220,000      10,944,087
 John C. Fremont Hospital District Health Facilities Revenue, 6.75%, 6/01/23 ..........................    1,760,000       1,899,850
 Keppel USD, Special Tax, CFD No. 91-1, Series A, 7.40%, 9/01/16 ......................................    2,000,000       2,085,920
 Kern County Board of Education COP, Refunding, Series A, MBIA Insured, 5.20%, 5/01/28 ................    8,685,000       8,526,499
 Kern County Housing Authority RRMR, Series A, 9.875%, 9/01/08 ........................................      320,000         321,254
 Kern County Housing Authority SFMR, Series A, GNMA Secured,
   7.55%, 12/01/07 ....................................................................................      175,000         180,150
   7.65%, 12/01/12 ....................................................................................      250,000         256,928
   7.70%, 12/01/23 ....................................................................................    1,160,000       1,183,223
   7.50%, 10/01/24 ....................................................................................      600,000         610,488
 La Mirada RDA, Tax Allocation, Housing, Refunding, Series A, FSA Insured, 5.875%, 8/15/25 ............    7,100,000       7,535,088
 La Mirada SFMR, MBS, Series A, 7.65%, 4/01/24 ........................................................    1,125,000       1,157,040

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2002 (CONT.)


                                                                                                         PRINCIPAL
                                                                                                           AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONT.)
 BONDS (CONT.)
 La Palma Community Development Commission Tax Allocation, La Palma Community Development Project No. 1,
   7.10%, 6/01/21 ..................................................................................... $  4,945,000 $     5,061,306
   6.10%, 6/01/22 .....................................................................................    2,355,000       2,404,573
 Lake Arrowhead Community Services District COP, FGIC Insured, 6.50%, 6/01/15 .........................    6,430,000       6,598,916
 Lake Elsinore PFA, Tax Allocation Revenue,
   Lake Elsinore Redevelopment Projects, Series A, FSA Insured, 5.80%, 9/01/25 ........................    6,750,000       7,009,335
   Series A, 5.50%, 9/01/30 ...........................................................................   13,050,000      12,181,262
 Lake Elsinore USD, COP, Pre-Refunded, 6.90%, 2/01/20 .................................................    5,150,000       5,455,962
 Lakewood RDA, Tax Allocation, Redevelopment Project No.1, Refunding, Series A, FSA Insured,
   6.50%, 9/01/17 .....................................................................................    6,705,000       6,946,782
 Lancaster RDA,
   RMR, Los Angeles County, Series A, ETM, 10.125%, 9/01/16 ...........................................        5,000           7,664
   Tax Allocation, Amargosa Redevelopment Project, Refunding, MBIA Insured, 6.85%, 2/01/19 ............    3,465,000       3,565,346
   Tax Allocation, Combined Redevelopment Project Areas, Housing Program, MBIA Insured, 5.80%, 8/01/23     9,125,000       9,499,399
   Tax Allocation, Combined Redevelopment Project Areas, Sheriff's Program, MBIA Insured,
     5.70%, 8/01/23 ...................................................................................   13,140,000      13,551,676
 Lemon Grove CDA, Tax Allocation, 1998 Refunding, 5.75%, 8/01/28 ......................................    8,115,000       8,081,566
 Lemoore Financing Authority Lease Revenue, Water and Wastewater System Improvement Project, AMBAC Insured,
   6.20%, 12/01/20 ....................................................................................    4,400,000       4,861,384
 Lemoore RDA, Tax Allocation, Refunding, 6.85%, 8/01/25 ...............................................    6,105,000       6,549,932
 Liberty UHSD, Series A, FSA Insured, 6.20%, 8/01/19 ..................................................    2,745,000       3,014,422
 Little Lake City School District COP, Refunding, Series A,
   6.15%, 6/01/06 .....................................................................................      280,000         281,201
   6.20%, 6/01/07 .....................................................................................      300,000         301,212
   6.25%, 6/01/08 .....................................................................................      315,000         316,257
   6.25%, 6/01/09 .....................................................................................      335,000         336,337
   6.25%, 6/01/10 .....................................................................................      355,000         356,463
 Livermore-Amador Valley Water Management Agency Sewer Revenue, Series A, AMBAC Insured,
   5.00%, 8/01/31 .....................................................................................   18,350,000      17,364,422
 Local Medical Facilities Financing Authority COP, Insured California Health Clinic Project,
   7.55%, 3/01/20 .....................................................................................    4,220,000       4,246,206
 Local Medical Facilities Financing Authority II COP, Insured California Health Clinic Project,
   7.55%, 11/01/20 ....................................................................................    2,120,000       2,147,306
 Local Medical Facilities Financing Authority III COP, Insured California Health Clinic Project,
   6.90%, 7/01/22 .....................................................................................    3,340,000       3,422,465
 Loma Linda Hospital Revenue, Loma Linda University Medical Center, Refunding, Series A, AMBAC Insured,
   6.55%, 12/01/18 ....................................................................................   11,525,000      12,036,595
 Long Beach Board Financial Authority Lease Revenue, Aquarium of the South Pacific, Refunding,
   AMBAC Insured,
    5.00%, 11/01/26 ...................................................................................   20,000,000      19,100,800
 Long Beach California Board Finance Authority Lease Revenue, Temple and Willow Facility, Refunding,
   Series B, MBIA Insured, 5.00%, 10/01/27 ............................................................   14,935,000      14,232,159
 Long Beach Harbor Revenue, MBIA Insured,
   5.375%, 5/15/20 ....................................................................................   12,000,000      12,130,080
   5.25%, 5/15/25 .....................................................................................   10,500,000      10,292,730
 Long Beach HMR, Series A, 9.60%, 11/01/14 ............................................................      860,000         868,626
 Los Angeles Community College District COP, Refunding, Series A, FSA Insured, 6.00%, 8/15/20 .........    4,330,000       4,470,725
 Los Angeles Community College District GO, Series A, MBIA Insured, 5.00%, 6/01/26 ....................   69,275,000      66,184,642
 Los Angeles COP, Department of Public Social Services, Series A, AMBAC Insured, 5.50%,
   8/01/24 ............................................................................................    4,000,000       4,120,280
   8/01/31 ............................................................................................    5,000,000       5,131,650
 Los Angeles County Capital Assets Leasing Corp. Leasehold Revenue, Refunding, AMBAC Insured,
  6.00%, 12/01/16 .....................................................................................    6,000,000       6,255,060

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2002 (CONT.)


                                                                                                         PRINCIPAL
                                                                                                           AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONT.)
 BONDS (CONT.)
 Los Angeles County COP,
   Antelope Valley Courthouse, Series A, AMBAC Insured, 5.25%, 11/01/33 ............................... $  8,000,000 $     7,890,320
   CHFCLP Insured Health Clinic Program, Behavioral Health Service, Refunding, Series F, 5.875%, 1/01/21   7,520,000       7,800,646
   CHFCLP Insured Health Clinic Program, Series A, 7.30%, 1/01/21 .....................................      990,000       1,009,820
   CHFCLP Insured Health Clinic Program, Series B, 7.05%, 8/01/21 .....................................    3,635,000       3,695,886
   Disney Parking Project, Pre-Refunded, 6.50%, 3/01/23 ...............................................   12,060,000      12,780,706
   Marina del Rey, Series A, 6.50%, 7/01/08 ...........................................................   21,615,000      22,598,699
   Retirement Housing Foundation, Refunding, 6.625%, 4/15/12 ..........................................    3,400,000       3,473,576
   Retirement Housing Foundation, Refunding, 6.75%, 4/15/22 ...........................................    7,665,000       7,831,177
   Series 1992, 6.625%, 7/01/22 .......................................................................    1,000,000       1,026,300
 Los Angeles County MTA, Sales Tax Revenue,
   Proposition A, First Tier, Refunding, Senior Series A, AMBAC Insured, 5.00%, 7/01/26 ...............   13,000,000      12,418,900
   Proposition A, First Tier, Refunding, Senior Series A, MBIA Insured, 5.25%, 7/01/27 ................    7,840,000       7,763,560
   Proposition A, Refunding, Senior Series A, FSA Insured, 5.00%, 7/01/24 .............................    5,000,000       4,811,300
   Proposition A, Refunding, Series A, FGIC Insured, 5.00%, 7/01/21 ...................................  116,800,000     113,074,080
   Proposition A, Refunding, Series A, MBIA Insured, 5.625%, 7/01/18 ..................................   10,060,000      10,468,637
   Proposition A, Second Tier, MBIA Insured, Pre-Refunded, 6.00%, 7/01/26 .............................    9,200,000      10,217,152
   Proposition C, Second Senior Series A, AMBAC Insured, 5.00%, 7/01/25 ...............................   42,500,000      40,422,600
 Los Angeles County Public Works Financing Authority Revenue, Multiple Capital Facilities Project,
   Series B, AMBAC Insured, 5.125%, 12/01/29 ..........................................................   26,905,000      26,109,688
 Los Angeles County Sanitation Districts Financing Authority Revenue, Capital Projects, Series A,
   MBIA Insured,  5.25%, 10/01/19 .....................................................................   30,000,000      30,400,500
   5.00%, 10/01/23 ....................................................................................   35,750,000      34,294,975
 Los Angeles County SFMR, Issue A, GNMA Secured,
   7.875%, 8/01/16 ....................................................................................      320,000         329,130
   8.00%, 3/01/17 .....................................................................................      100,000         101,206
 Los Angeles County Transportation Commission Lease Revenue, FSA Insured, 7.375%, 12/15/06 ............    8,450,000       8,615,282
 Los Angeles CRDA,
 Financing Authority Revenue, Pooled Financing, Beacon Normandie, Series B, 6.625%, 9/01/14 ...........    7,130,000       7,399,585
   MFHR, Angelus Plaza Project, Refunding, Series A, 6.40%, 7/01/23 ...................................    5,920,000       6,070,427
   Tax Allocation, Bunker Hill, Refunding, Series H, FSA Insured, 5.625%, 12/01/18 ....................   20,000,000      20,695,800
   Tax Allocation, Bunker Hill, Refunding, Series H, FSA Insured, 5.625%, 12/01/23 ....................   50,090,000      51,340,747
   Tax Allocation, Bunker Hill, Refunding, Series H, FSA Insured, 5.60%, 12/01/28 .....................   27,900,000      28,377,090
   Tax Allocation, Series G, ETM, 6.75%, 7/01/10 ......................................................    8,060,000       8,143,824
 Los Angeles Department of Airports Revenue, Ontario International Airport, Series A, FGIC Insured,
   6.00%, 5/15/26 .....................................................................................   10,000,000      10,621,300
 Los Angeles Department of Water and Power Electric Plant Revenue,
   5.875%, 9/01/30 ....................................................................................   25,415,000      26,743,950
   MBIA Insured, 5.875%, 9/01/30 ......................................................................   13,670,000      14,394,510
   Refunding, 5.375%, 9/01/23 .........................................................................   53,550,000      54,136,373
   Refunding, MBIA Insured, 5.875%, 9/01/30 ...........................................................   17,765,000      18,706,545
   Refunding, Second Issue, 5.40%, 11/15/31 ...........................................................   14,500,000      14,574,675
   Series 1993, 6.125%, 1/15/33 .......................................................................   52,000,000      54,710,240
   Series 1993, MBIA Insured, 5.375%, 9/01/23 .........................................................    4,140,000       4,210,007
 Los Angeles Department of Water and Power Waterworks Revenue, Refunding, Series 1993, 5.80%, 4/15/24 .   10,520,000      10,994,873
 Los Angeles Harbor Department Revenue,
   Refunding, Series A, AMBAC Insured, 5.00%, 8/01/25 .................................................   15,000,000      14,361,750
   Series B, 6.125%, 8/01/18 ..........................................................................   24,810,000      26,969,711

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2002 (CONT.)


                                                                                                         PRINCIPAL
                                                                                                           AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONT.)
 BONDS (CONT.)
 Los Angeles Harbor Department Revenue, (cont.)
   Series B, 6.20%, 8/01/22 ........................................................................... $ 59,835,000 $    64,971,835
   Series B, 5.375%, 11/01/23 .........................................................................    7,460,000       7,370,555
   Series B, MBIA Insured, 6.20%, 8/01/25 .............................................................   35,690,000      38,827,865
 Los Angeles MFHR, Refunding, Senior Series G, FSA Insured, 5.75%, 1/01/24 ............................    6,865,000       6,924,039
 Los Angeles Municipal Improvement Corp. Lease Revenue, Central Library Project, Refunding, Series A,
   6.30%, 6/01/18 .....................................................................................    3,000,000       3,069,360
 Los Angeles USD,
   COP, Dr. Francisco Bravo Medical Facility, Refunding, 6.50%, 6/01/04 ...............................    3,040,000       3,123,995
   COP, Dr. Francisco Bravo Medical Facility, Refunding, 6.60%, 6/01/05 ...............................    1,145,000       1,176,820
   COP, Dr. Francisco Bravo Medical Facility, Refunding, 6.60%, 6/01/06 ...............................    3,610,000       3,710,322
   COP, Dr. Francisco Bravo Medical Facility, Refunding, 6.625%, 6/01/08 ..............................    8,505,000       8,741,694
   COP, Land Acquisition Program I, Series A, FSA Insured, 5.25%, 4/01/21 .............................    8,180,000       8,195,378
   Series B, FGIC Insured, 5.00%, 7/01/23 .............................................................    5,000,000       4,822,700
 Los Angeles Wastewater System Revenue,
   Refunding, Series A, MBIA Insured, 5.70%, 6/01/20 ..................................................   64,445,000      66,693,486
   Refunding, Series A, MBIA Insured, 5.80%, 6/01/21 ..................................................   35,505,000      36,977,747
   Refunding, Series C, MBIA Insured, 5.60%, 6/01/20 ..................................................   20,000,000      20,592,600
   Refunding, Series D, FGIC Insured, 6.00%, 11/01/14 .................................................    8,000,000       8,527,280
   Series A, FGIC Insured, 5.00%, 6/01/28 .............................................................    8,245,000       7,840,583
   Series A, MBIA Insured, 5.875%, 6/01/24 ............................................................   45,400,000      47,695,424
   Series B, AMBAC Insured, 6.00%, 6/01/22 ............................................................   10,650,000      10,921,256
   Series B, MBIA Insured, 5.70%, 6/01/23 .............................................................   75,720,000      78,502,710
 Los Angeles Water and Power Revenue, Power System,
   Refunding, Series A, MBIA Insured, 5.00%, 7/01/24 ..................................................    2,000,000       1,924,520
   Series A, 5.25%, 7/01/24 ...........................................................................    5,000,000       4,973,600
 Los Banos USD, COP, Series B, MBIA Insured, 6.50%, 8/01/16 ...........................................    5,000,000       5,550,750
 Lynwood PFA, Tax Allocation, Project Area A, Refunding, Series A, FSA Insured, 5.90%, 9/01/28 ........    6,470,000       6,958,873
 Lynwood RDA, Tax Allocation, Project Area, Series A, Pre-Refunded, 6.50%, 7/01/13 ....................    5,820,000       6,162,856
 Madera County COP, Valley Children's Hospital, MBIA Insured,
   5.00%, 3/15/23 .....................................................................................    8,500,000       8,158,640
   5.75%, 3/15/28 .....................................................................................   27,500,000      28,820,000
 Madera USD, COP, 6.50%, 12/01/07 .....................................................................    1,250,000       1,300,763
 Madera-Chowchilla Power Authority Hydroelectric Revenue, Refunding, 8.00%, 1/01/14 ...................    2,060,000       2,074,873
 Marysville Hospital Revenue, Fremont Rideout Health, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/22   5,000,000       4,829,200
 Menlo Park CDA, MFHR, Gateway Project, Series A, FHA Insured, 8.25%, 12/01/28 ........................    3,470,000       3,489,883
 Merced Irrigation District COP, Water Facilities Project, 6.40%, 11/01/10 ............................    3,580,000       3,870,445
 Metropolitan Water District Southern California Waterworks Revenue,
   5.00%, 7/01/20 .....................................................................................    7,765,000       7,645,730
   Series A, 5.00%, 7/01/26 ...........................................................................   47,575,000      45,138,209
   Series A, 5.00%, 7/01/37 ...........................................................................   27,830,000      25,834,311
   Series C, 5.00%, 7/01/37 ...........................................................................   26,780,000      24,859,606
 Mid-Peninsula Regional Open Space District COP, Special District Association Finance Corp.,
   5.75%, 9/01/20 .....................................................................................    5,200,000       5,307,588
 Milpitas RDA, Tax Allocation, Redevelopment Project Area No. 1, MBIA Insured,
   5.40%, 1/15/17 .....................................................................................   12,155,000      12,550,767
   5.50%, 1/15/24 .....................................................................................   11,790,000      12,131,438
 Milpitas USD, FGIC Insured, 5.875%, 9/01/24 ..........................................................   11,970,000      12,605,846

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2002 (CONT.)


                                                                                                         PRINCIPAL
                                                                                                           AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONT.)
 BONDS (CONT.)
 Modesto Irrigation District COP, Refunding and Capital Improvements, Series B, 5.30%, 7/01/22 ........ $  4,815,000 $     4,822,656
 Modesto PFA Lease Revenue, Capital Improvements and Refinancing Project, AMBAC Insured, 5.125%, 9/01/33   5,535,000       5,354,448
 Mojave Water Agency COP, Supplemental Water Entitlement, MBIA Insured, 5.55%, 9/01/22 ................   10,005,000      10,417,206
 Montclair RDA, Tax Allocation, Redevelopment Project No. IV, 6.90%, 10/01/22 .........................    1,645,000       1,694,383
 Monterey County COP, Natividad Medical Center Improvement Project, Series C, MBIA Insured, Pre-Refunded,
   6.50%, 8/01/15 .....................................................................................    3,500,000       3,935,330
   6.60%, 8/01/23 .....................................................................................   13,250,000      14,939,640
 Monterey Park RDA, Tax Allocation, Atlantic-Garvey Redevelopment Project No. 1, Refunding,
   6.85%, 9/01/14 .....................................................................................   13,680,000      14,106,679
 Moreno Valley Special Tax, Towngate Community Facilities 8, Refunding, Series A, FSA Insured,
   5.875%, 12/01/15 ...................................................................................    5,830,000       6,026,646
 Moreno Valley USD, COP, Refunding, FSA Insured,
   5.60%, 3/01/17 .....................................................................................    5,000,000       5,199,500
   5.70%, 3/01/27 .....................................................................................   15,000,000      15,637,050
 Mount Diablo USD, Special Tax, CFD No. 1, AMBAC Insured, 6.30%, 8/01/22 ..............................    5,000,000       5,160,700
 Mountain View Shoreline Regional Park, Community Tax Allocation, Series A, MBIA Insured, 5.75%, 8/01/18   9,605,000       9,861,261
 M-S-R Public Power Agency San Juan Project Revenue,
   Refunding, Series F, AMBAC Insured, 6.00%, 7/01/20 .................................................   10,750,000      11,348,990
   Series E, MBIA Insured, 6.00%, 7/01/22 .............................................................    6,330,000       6,343,293
 Murrieta COP, Road Improvement Project, 6.00%, 4/01/27 ...............................................    8,600,000       8,858,258
 Napa Housing Facility Revenue, Napa Park Apartments, Series A, GNMA Secured, 6.35%, 6/20/35 ..........    6,125,000       6,318,428
 Napa Mortgage Revenue, Creekside II Apartments Project, Refunding, Series A, MBIA Insured, 6.625%, 7/01   2,000,000       2,058,040
 Needles PFAR, Tax Allocation, Redevelopment Project, Series A, 7.50%, 8/15/22 ........................    1,580,000       1,604,774
 Nevada Power Authority Revenue, Bowman Hydroelectric Project, Refunding, 7.50%, 5/01/13 ..............    6,400,000       6,660,736
 North City West School Facilities Financing Authority Special Tax, CFD No. 1, Series C,
   AMBAC Insured, 5.30%,
    9/01/22 ...........................................................................................   10,000,000      10,072,600
    9/01/27 ...........................................................................................    9,900,000       9,947,718
 Northern California Power Agency Multiple Capital Facilities Revenue, Refunding, Series A, AMBAC Insured,
    5.00%, 8/01/25 ....................................................................................   19,250,000      18,420,903
 Northern California Public Power Agency Revenue, Hydroelectric Project No. 1, Refunding, Series A,
   MBIA Insured,
    5.125%, 7/01/23 ...................................................................................    7,420,000       7,282,804
    5.50%, 7/01/24 ....................................................................................   10,000,000      10,165,200
    5.00%, 7/01/28 ....................................................................................   25,975,000      24,698,589
    5.20%, 7/01/32 ....................................................................................   43,675,000      42,726,816
 Oakland COP, Oakland Museum, Refunding, Series A, AMBAC Insured, 6.00%, 4/01/12                           8,000,000       8,080,000
 Oakland HFR,
   Issue D-1, 7.10%, 1/01/10 ..........................................................................    1,545,000       1,576,394
   Issue D-2, 7.15%, 1/01/24 ..........................................................................    4,220,000       4,281,992
 Oakland Joint Powers Financing Authority Lease Revenue, Oakland Administration Buildings, AMBAC Insured,
   5.75%, 8/01/26 .....................................................................................   24,895,000      26,555,994
 Oakland Revenue, 1800 Harrison Foundation,
   Refunding, Series A, AMBAC Insured, 6.00%, 1/01/29 .................................................   13,825,000      14,720,722
   Series B, AMBAC Insured, 6.00%, 1/01/29 ............................................................   13,470,000      14,342,721
 Oceanside Building Authority Revenue, Refunding, 7.75%, 11/01/04 .....................................    2,315,000       2,456,886
 Oceanside COP,
   Oceanside Civic Center Project, Refunding, MBIA Insured, 5.75%, 8/01/15 ............................    5,000,000       5,352,600
   Refunding, Series A, 6.375%, 4/01/12 ...............................................................    4,435,000       4,637,546

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2002 (CONT.)


                                                                                                         PRINCIPAL
                                                                                                           AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONT.)
 BONDS (CONT.)
 Oceanside COP, (cont.)
   Refunding, Series A, 6.625%, 4/01/23 ............................................................... $  9,000,000 $     9,161,100
   Wastewater Systems Plan, Refunding, AMBAC Insured, 5.80%, 5/01/21 ..................................    4,500,000       4,679,955
   Water System Project, Refunding, AMBAC Insured, 5.80%, 8/01/21 .....................................    4,750,000       4,961,328
 Olivenhain Municipal Water District 1915 Act, AD No. 96-1, MBIA Insured, 5.45%, 9/02/27 ..............   11,085,000      11,295,172
 Orange Community Facilities District Special Tax, No. 91-2,
   6.15%, 10/01/23 ....................................................................................    6,225,000       6,261,852
   6.25%, 10/01/30 ....................................................................................    7,910,000       7,915,774
 Orange County Airport Revenue, Refunding, MBIA Insured, 5.625%, 7/01/12 ..............................    5,000,000       5,296,550
 Orange County COP, Juvenile Justice Center Facilities, Refunding, AMBAC Insured, 6.375%, 6/01/11 .....    5,000,000       5,130,350
 Orange County Development Agency Tax Allocation, Santa Ana Heights Area Project, Refunding,
   6.125%, 9/01/23 ....................................................................................    6,500,000       6,699,680
 Orange County Recovery COP, Series A, MBIA Insured, 5.80%, 7/01/16 ...................................   10,380,000      11,201,266
 Orange County Recovery, Refunding, Series A, MBIA Insured, 5.75%, 6/01/15 ............................   79,010,000      84,516,207
 Orange County Water District COP, Refunding, Series A, 5.50%, 8/15/14 ................................    9,430,000       9,855,104
 Orange RDA, Tax Allocation Revenue, Northwest Redevelopment Project, Refunding, Series B, 5.70%, 10/01/   8,530,000       8,642,937
 Oroville PFAR, Series A, AMBAC Insured, 6.30%, 9/15/20 ...............................................   12,150,000      12,716,069
 Oroville Wyandotte Irrigation District Revenue, Hydroelectric Sly Creek Power, Refunding, 6.20%, 1/01/0   6,870,000       6,905,243
 Oxnard Harbor District Revenue, American Capital Access Insured, 5.60%, 8/01/19 ......................   10,820,000      10,831,902
 Palm Desert 1915 Act, Limited Obligation, AD No. 92-1, Pre-Refunded, 7.60%, 9/02/12 ..................    1,290,000       1,359,479
 Palm Desert Financing Authority Lease Revenue, Blythe County Administrative Project, 6.625%, 8/01/26 .    5,020,000       5,287,767
 Palm Desert Financing Authority Tax Allocation Revenue,
   Project Area No. 1, Refunding, MBIA Insured, 5.625%, 4/01/23 .......................................   13,000,000      13,420,420
   Project Area No. 1, Series A, MBIA Insured, 6.625%, 4/01/23 ........................................    1,075,000       1,096,500
   Project Area No. 1, Series A, MBIA Insured, 5.95%, 4/01/24 .........................................   15,075,000      16,014,776
   Project Area No. 4, MBIA Insured, 4.80%, 10/01/31 ..................................................    6,045,000       5,487,167
 Palm Springs COP, Multiple Capital Facilities Project, Refunding, AMBAC Insured, 5.75%, 4/01/27 ......   11,570,000      12,331,422
 Palmdale Civic Authority Revenue, Merged Redevelopment Project Areas, Refunding, Series A, MBIA Insured,
   6.15%, 9/01/24 .....................................................................................    4,730,000       5,081,392
 Palmdale CRDA, Tax Allocation,
   Merged Redevelopment Project, Refunding, MBIA Insured, 5.00%, 9/01/28 ..............................   17,500,000      16,638,125
   Merged Redevelopment Project, Refunding, MBIA Insured, 5.00%, 9/01/34 ..............................    6,980,000       6,595,262
   Series A, MBIA Insured, 5.75%, 9/01/27 .............................................................   10,435,000      11,156,372
 Palmdale School District COP, 7.40%, 8/01/20 .........................................................      495,000         496,386
 Palomar Community College District COP, Building Acquisition Project, Connie Lee Insured, Pre-Refunded,
   6.75%, 10/01/19 ....................................................................................    4,210,000       4,685,435
 Paramount RDA, Tax Allocation, Custodial Receipts, MBIA Insured, 6.25%, 8/01/23 ......................   22,070,000      23,348,294
 Pasadena COP, Art Center College of Design, Connie Lee Insured, 6.50%, 12/01/19 ......................    8,250,000       8,999,265
 Pasadena Water Revenue, 6.00%, 7/01/13 ...............................................................    4,000,000       4,230,000
 Perris PFAR,
   Special Tax, Series A, ETM, 7.50%, 9/01/02 .........................................................      100,000         101,986
   Special Tax, Series A, ETM, 7.55%, 9/01/03 .........................................................      110,000         112,152
   Special Tax, Series A, ETM, 7.60%, 9/01/04 .........................................................      120,000         122,272
   Special Tax, Series A, ETM, 7.60%, 9/01/05 .........................................................      125,000         127,371
   Special Tax, Series A, ETM, 7.80%, 9/01/19 .........................................................    1,090,000       1,112,334
   Tax Allocation, Refunding, Series B, MBIA Insured, 6.35%, 8/15/17 ..................................    5,280,000       5,458,306
   Tax Allocation, Refunding, Series C, 7.10%, 11/15/17 ...............................................    3,330,000       3,444,985
   Tax Allocation, Series A, 5.75%, 10/01/31 ..........................................................    5,000,000       4,937,050

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2002 (CONT.)


                                                                                                         PRINCIPAL
                                                                                                           AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONT.)
 BONDS (CONT.)
 Perris RDA, Tax Allocation, Central and North Perris Redevelopment Project,
   Series A, Pre-Refunded, 7.875%, 10/01/10 ........................................................... $  2,935,000 $     3,035,729
   Series B, Pre-Refunded, 7.875%, 10/01/14 ...........................................................    4,535,000       4,580,350
 Perris Special Tax,
   CFD No. 8, Series A, ETM, 8.15%, 9/01/02 ...........................................................      100,000         102,616
   CFD No. 8, Series A, Pre-Refunded, 8.30%, 9/01/18 ..................................................    6,040,000       6,815,113
   CFD No. 91-1, 8.75%, 9/01/21 .......................................................................    5,395,000       5,496,588
 Petaluma Community Development Commission MFR, Park Lane Apartments, Series A, 6.875%, 11/20/34 ......    4,800,000       4,998,336
 Pittsburg PFA, Water Revenue, MBIA Insured, 5.50%, 6/01/27 ...........................................    2,980,000       3,073,989
 Placentia COP, RDA, Refunding, Series A, 6.90%, 1/01/14 ..............................................    1,770,000       1,886,059
 Placer Hills Union Elementary School District COP, Convertible Capital Appreciation, Series B, 7.125%,      510,000         555,604
 Placer Union High School District COP, Capital Appreciation, Series A, 7.125%, 3/01/19 ...............    2,095,000       2,282,335
 Pleasanton COP, Capital Improvements, 6.70%, 10/01/11 ................................................    2,180,000       2,230,358
 Pomona PFAR, Refunding, Series P, 5.75%, 10/01/15 ....................................................    6,490,000       6,775,106
 Pomona RDA, Tax Allocation, Southwest Pomona Redevelopment Project, ETM, 11.45%, 1/01/07 .............    8,885,000      10,562,310
 Port Hueneme RDA, Tax Allocation, R-76 Project, Refunding, 6.50%, 5/01/23 ............................    2,930,000       3,025,342
 Port of Oakland Revenue,
   Series E, MBIA Insured, 6.25%, 11/01/05 ............................................................    1,525,000       1,586,366
   Series E, MBIA Insured, 6.30%, 11/01/06 ............................................................    1,050,000       1,092,242
   Series E, MBIA Insured, 6.40%, 11/01/07 ............................................................      500,000         520,395
   Series E, MBIA Insured, 6.40%, 11/01/22 ............................................................   11,495,000      11,946,868
   Series J, MBIA Insured, 5.50%, 11/01/26 ............................................................    7,000,000       7,236,040
 Port of Oakland Special Facilities Revenue, Mitsui O.S.K. Lines Ltd., Series A,
   6.70%, 1/01/07 .....................................................................................    6,100,000       6,245,668
   6.75%, 1/01/12 .....................................................................................    4,890,000       5,005,649
   6.80%, 1/01/19 .....................................................................................    8,075,000       8,264,278
 Porterville COP,
   Infrastructure Financing Project, AMBAC Insured, 5.00%, 7/01/28 ....................................   10,430,000       9,917,470
   Public Building Project, Refunding, AMBAC Insured, 6.30%, 10/01/18 .................................    1,950,000       2,024,802
 Porterville UHSD, COP, Capital Appreciation, Land Acquisition, Series A, 6.60%, 9/01/27 ..............    1,275,000       1,326,153
 Poway COP, Royal Mobile Home Park Project, Refunding, FSA Insured,
   5.875%, 8/01/15 ....................................................................................    6,250,000       6,714,813
   6.00%, 8/01/20 .....................................................................................    5,400,000       5,836,536
   6.00%, 8/01/28 .....................................................................................   15,000,000      16,119,750
 Poway RDA, Tax Allocation, Parguay Redevelopment Project, sub. notes, Refunding, FGIC Insured,
   5.50%, 12/15/23 ....................................................................................   23,000,000      23,444,360
   5.75%, 12/15/26 ....................................................................................    8,000,000       8,321,680
 Puerto Rico Commonwealth GO, Public Improvement, Series A, 5.125%, 7/01/31 ...........................  142,925,000     136,560,550
 Puerto Rico Commonwealth Highway and Transportation Authority Revenue, Series Y, 5.00%, 7/01/36 ......   63,000,000      59,267,250
 Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
   Series A, MBIA Insured, 5.00%, 7/01/38 .............................................................  116,975,000     112,246,871
   Series B, 6.00%, 7/01/39 ...........................................................................   13,200,000      14,963,652
   Series B, MBIA Insured, 6.00%, 7/01/31 .............................................................   13,000,000      14,736,930
   Series D, 5.375%, 7/01/36 ..........................................................................   45,000,000      44,269,200
   Series D, 5.75%, 7/01/41 ...........................................................................   20,000,000      20,734,600
 Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, Series A,
   AMBAC Insured, 5.00%, 7/01/28 ......................................................................   10,000,000       9,686,700

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2002 (CONT.)


                                                                                                         PRINCIPAL
                                                                                                           AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONT.)
 BONDS (CONT.)
 Puerto Rico Electric Power Authority Power Revenue,
   Series DD, MBIA Insured, 5.00%, 7/01/28 ............................................................ $ 23,250,000 $    22,521,578
   Series II, 5.25%, 7/01/31 ..........................................................................   48,000,000      46,395,840
 Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Revenue, Cogen Facilities,
   6.625%, 6/01/26 ....................................................................................    6,800,000       7,051,804
 Puerto Rico PBA Revenue, Guaranteed, Government Facilities, Series D, 5.375%, 7/01/33 ................  100,000,000      98,429,000
 Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E,
   5.50%, 8/01/29 .....................................................................................  139,995,000     140,405,185
   5.75%, 8/01/30 .....................................................................................   50,000,000      50,604,000
 Rancho Cucamonga, Palmdale, Potterville and Colton HFA, SFMR, Series 1986, GNMA Secured, 7.55%, 8/01/18   2,465,000       2,561,160
 Rancho Cucamonga RDA, Tax Allocation, Rancho Redevelopment Project, Set-Aside Housing, MBIA Insured,
   5.25%, 9/01/21 .....................................................................................    8,330,000       8,415,383
 Rancho Murieta Community Services District 1915 Act, ID No. 1,
   8.25%, 9/02/02 .....................................................................................      715,000         724,467
   8.30%, 9/02/03 .....................................................................................      745,000         779,173
   8.40%, 9/02/04 .....................................................................................      750,000         784,320
   8.40%, 9/02/05 .....................................................................................      735,000         768,325
   8.40%, 9/02/06 .....................................................................................      750,000         779,408
 Redlands USD, COP, Series A, FSA Insured,
   6.15%, 9/01/11 .....................................................................................      565,000         566,424
   6.25%, 9/01/27 .....................................................................................    4,310,000       4,322,068
 Rialto COP, FSA Insured, 5.75%, 2/01/22 ..............................................................    2,715,000       2,894,624
 Rialto RDA, Tax Allocation, Agua Mansa Redevelopment Project, Pre-Refunded, 6.75%, 3.01/24 ...........    3,500,000       3,824,555
 Richmond Joint Powers Financing Authority Revenue Lease, Series A, MBIA Insured, 5.00%,
   2/01/26 ............................................................................................    6,500,000       6,211,985
   2/01/31 ............................................................................................    7,000,000       6,631,660
 Riverside County Asset Leasing Corp. Leasehold Revenue, Hospital Project, Series A,
   6.375%, 6/01/09 ....................................................................................   23,000,000      23,909,650
   6.50%, 6/01/12 .....................................................................................   20,125,000      23,040,911
 Riverside County Board of Education COP, Capital Appreciation Financing Projects, Series A,
   6.65%, 11/01/17 ....................................................................................    7,945,000       8,125,034
 Riverside County COP,
   Family Law Court Project, MBIA Insured, 5.75%, 11/01/27 ............................................    5,295,000       5,668,139
   Historic Courthouse, MBIA Insured, 5.875%, 11/01/27 ................................................    6,000,000       6,459,300
 Riverside County Flood Control and Water Conservation District Elsinore Valley AD, Zone 3, 7.875%,
   9/01/03 ............................................................................................      165,000         177,217
   9/01/04 ............................................................................................      180,000         200,257
   9/01/05 ............................................................................................      190,000         216,173
   9/01/06 ............................................................................................      205,000         239,075
   9/01/07 ............................................................................................      225,000         266,193
   9/01/08 ............................................................................................      240,000         288,662
   9/01/09 ............................................................................................      260,000         316,597
   9/01/10 ............................................................................................      280,000         345,551
   9/01/11 ............................................................................................      305,000         380,588
   9/01/12 ............................................................................................      325,000         407,641
   9/01/13 ............................................................................................      350,000         441,928
   9/01/14 ............................................................................................      380,000         482,946

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2002 (CONT.)


                                                                                                         PRINCIPAL
                                                                                                           AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONT.)
 BONDS (CONT.)
 Riverside County Flood Control and Water Conservation District Elsinore Valley AD, Zone 3, 7.875%, (cont.)
   9/01/15 ............................................................................................ $    410,000 $       520,901
   9/01/16 ............................................................................................      440,000         559,856
   9/01/17 ............................................................................................      475,000         603,849
 Riverside County Housing Authority Revenue, Breezewood Apartment Project, Refunding, Series C,
  6.40%, 6/01/28 ......................................................................................    4,890,000       4,733,520
 Riverside County PFA,
   COP, 5.75%, 5/15/19 ................................................................................    3,500,000       3,465,945
   COP, 5.80%, 5/15/29 ................................................................................   14,230,000      14,037,610
   Tax Allocation Revenue, Redevelopment Projects, Series A, 5.625%, 10/01/33 .........................    9,225,000       9,137,547
 Riverside County RDA, Tax Allocation, Jurupa Valley Project Area, AMBAC Insured,
   5.00%, 10/01/28 ....................................................................................   15,535,000      14,769,591
   5.125%, 10/01/35 ...................................................................................   17,035,000      16,466,542
 Riverside County SFMR,
   Series A, GNMA Secured, 7.20%, 10/01/24 ............................................................      925,000         958,624
   Series B, GNMA Secured, 7.60%, 11/01/19 ............................................................      265,000         272,778
 Riverside MFHR,
   Birchwood Park Apartments, Series A, FNMA Insured, 6.50%, 1/01/18 ..................................    2,200,000       2,204,994
   Palm Shadows Apartments, Series A, FNMA Insured, 6.50%, 1/01/18 ....................................    4,010,000       4,019,103
 Riverside RDA, Tax Allocation, Merged Redevelopment Project, Series A, MBIA Insured, 5.625%, 8/01/23 .    6,000,000       6,143,820
 Rohnert Park HFAR, Rancho Feliz Mobile Home Park, FSA Insured, 5.375%, 12/01/26 ......................    8,380,000       8,261,088
 Roseville 1915 Act,
   North Roseville Rocklin District No. 88-3, Refunding, 8.10%, 9/02/02 ...............................      120,000         121,492
   North Roseville Rocklin District No. 88-3, Refunding, 8.15%, 9/02/03 ...............................      130,000         133,423
   North Roseville Rocklin District No. 88-3, Refunding, 8.20%, 9/02/04 ...............................      140,000         145,165
   North Roseville Rocklin District No. 88-3, Refunding, 8.20%, 9/02/05 ...............................      150,000         155,502
   North Roseville Rocklin District No. 88-3, Refunding, 8.20%, 9/02/06 ...............................      160,000         166,146
   North Roseville Rocklin District No. 88-3, Refunding, 8.25%, 9/02/07 ...............................      180,000         186,336
   North Roseville Rocklin District No. 88-3, Refunding, 8.25%, 9/02/08 ...............................      190,000         196,743
   North Roseville Rocklin District No. 88-3, Refunding, 8.25%, 9/02/09 ...............................      160,000         165,632
   Rocky Ridge Harding District No. 88-4, Refunding, 8.10%, 9/02/02 ...................................      255,000         258,170
   Rocky Ridge Harding District No. 88-4, Refunding, 8.15%, 9/02/03 ...................................      280,000         287,372
   Rocky Ridge Harding District No. 88-4, Refunding, 8.20%, 9/02/04 ...................................      300,000         311,067
   Rocky Ridge Harding District No. 88-4, Refunding, 8.20%, 9/02/05 ...................................      320,000         331,738
 Sacramento 1915 Act, North Natomas AD No. 88-3,
   8.20%, 9/02/10 .....................................................................................      780,000         805,342
   8.20%, 9/02/11 .....................................................................................    1,730,000       1,785,187
   8.25%, 9/02/12 .....................................................................................    2,240,000       2,311,434
   8.25%, 9/02/13 .....................................................................................    2,425,000       2,501,727
   8.25%, 9/02/14 .....................................................................................    2,620,000       2,702,975
 Sacramento City Financing Authority Revenue,
   Capital Improvements, 5.625%, 6/01/30 ..............................................................    6,000,000       6,122,160
   Capital Improvements, Series A, AMBAC Insured, 5.00%, 12/01/32 .....................................   26,250,000      24,833,288
   Series 1991, 6.60%, 11/01/05 .......................................................................    1,300,000       1,329,640
   Series 1991, 6.70%, 11/01/11 .......................................................................      920,000         939,062
 Sacramento City USD, GO, Election of 1999, Series B, FGIC Insured, 5.00%, 7/01/30 ....................    5,250,000       4,976,108
 Sacramento County Airport System Revenue, Series A, MBIA Insured, 5.90%, 7/01/24 .....................    6,875,000       7,263,094

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2002 (CONT.)


                                                                                                         PRINCIPAL
                                                                                                           AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONT.)
 BONDS (CONT.)
 Sacramento County COP, Public Facilities Project, Coroner/Crime Laboratory, AMBAC Insured, 6.40%,
   10/01/19 ........................................................................................... $ 11,000,000$     12,116,280
   10/01/24 ...........................................................................................   29,500,000      32,493,660
 Sacramento County Sanitation District Financing Authority Revenue, AMBAC Insured, 5.625%, 12/01/30 ...    5,000,000       5,144,100
 Sacramento MUD, Electric Revenue,
   Refunding, Series D, MBIA Insured, 5.25%, 11/15/20 .................................................   10,000,000      10,087,800
   Series J, AMBAC Insured, 5.60%, 8/15/24 ............................................................   10,215,000      10,578,756
   Series N, MBIA Insured, 5.00%, 8/15/28 .............................................................   34,000,000      32,326,520
   sub. lien, Refunding, 8.00%, 11/15/10 ..............................................................   16,110,000      16,172,829
 Sacramento MUD Revenue, Refunding, Series P, FSA Insured, 5.00%, 8/15/23 .............................    7,000,000       6,758,920
 Sacramento Regional Transit District COP, Series A, 6.375%,
   3/01/04 ............................................................................................    1,000,000       1,035,720
   3/01/05 ............................................................................................    1,100,000       1,137,664
 Sacramento USD, COP, Refunding, MBIA Insured, 5.00%, 3/01/31 .........................................    6,000,000       5,680,680
 Salida Area Public Facilities Financing Agency CFD, Special Tax, No. 1988-1, Refunding, FSA Insured,
   5.25%, 9/01/28 .....................................................................................    6,800,000       6,723,024
 San Bernardino 1915 Act, AD No. 961, Refunding,
   7.60%, 9/02/02 .....................................................................................      855,000         862,139
   7.65%, 9/02/03 .....................................................................................      920,000         938,713
   7.70%, 9/02/04 .....................................................................................      990,000       1,022,967
   7.75%, 9/02/05 .....................................................................................    1,065,000       1,104,149
 San Bernardino County COP,
   Medical Center Financing Project, Refunding, 5.00%, 8/01/26 ........................................   15,045,000      13,722,244
   Medical Center Financing Project, Refunding, MBIA Insured, 5.00%, 8/01/28 ..........................   55,065,000      51,617,931
   Medical Center Financing, Series A, MBIA Insured, 5.50%, 8/01/22 ...................................   40,830,000      41,905,871
   West Valley Detention Center Project, MBIA Insured, 6.20%, 11/01/25 ................................    9,275,000      10,030,078
 San Bernardino County Housing Authority MFMR, Rancho Meridian, GNMA Secured, 6.75%, 4/20/41 ..........    6,920,000       7,439,692
 San Bernardino County Mortgage Revenue, Don Miguel Apartments Project, Refunding, MBIA Insured,
   6.00%, 9/01/03 .....................................................................................       45,000          46,209
 San Bernardino County SFMR,
   GNMA Secured, 7.50%, 12/01/07 ......................................................................      230,000         238,630
   GNMA Secured, 7.65%, 6/01/23 .......................................................................    1,145,000       1,199,101
   Series A, GNMA Secured, 6.20%, 5/01/21 .............................................................      505,000         513,944
   Series B, 5.40%, 5/01/25 ...........................................................................      275,000         269,517
 San Bernardino Joint Powers Financing Authority Lease Revenue, City Hall Project, Refunding, MBIA Insured,
   5.70%, 1/01/23 .....................................................................................    6,315,000       6,612,752
 San Bernardino Joint Powers Financing Authority Revenue, Tax Allocation, Refunding, Series A, FSA Insured,
   5.75%, 10/01/25 ....................................................................................   19,915,000      21,085,803
 San Bernardino Joint Powers Financing Authority Revenue COP, Police Station Financing Project, Pre-Refunded,
   6.60%, 4/01/20 .....................................................................................    4,715,000       5,303,715
 San Carlos Mortgage Revenue, Elms Project, FHA Insured, 6.875%, 8/01/37 ..............................    8,465,000       8,749,170
 San Diego County COP, MBIA Insured, 5.00%, 8/15/28 ...................................................   24,000,000      22,656,960
 San Diego County Regional Transportation Commission Sales Tax Revenue, Series A, ETM, 6.00%, 4/01/08 .    1,250,000       1,284,150
 San Diego IDR, San Diego Gas and Electric Co. Project, Series A, 6.40%, 9/01/18 ......................   19,800,000      20,383,308
 San Diego Public Facilities Financing Authority Sewer Revenue,
   Series A, FGIC Insured, 5.25%, 5/15/27 .............................................................   21,750,000      21,539,025
   Series B, FGIC Insured, 5.25%, 5/15/22 .............................................................    5,200,000       5,205,824

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2002 (CONT.)


                                                                                                         PRINCIPAL
                                                                                                           AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONT.)
 BONDS (CONT.)
 San Diego RDA, Tax Allocation, Horton Project, Refunding, Series A, FSA Insured, 6.00%, 11/01/15 ..... $  5,000,000 $     5,553,400
 San Diego USD, GO, Election of 1998, Series B, MBIA Insured, 5.00%, 7/01/25 ..........................    6,975,000       6,678,702
 San Elijo Joint Powers Authority Revenue, Water Pollution Control Facilities, Refunding, FGIC Insured,
  5.00%, 3/01/20 ......................................................................................    5,000,000       4,895,550
 San Francisco BART, District Sales Tax Revenue, FGIC Insured, 5.50%, 7/01/34 .........................   11,790,000      12,151,246
 San Francisco City and County Airport Commission International Airport Revenue,
   Issue 6, AMBAC Insured, 6.50%, 5/01/18 .............................................................    2,500,000       2,679,250
   Issue 6, AMBAC Insured, 6.60%, 5/01/24 .............................................................   13,250,000      14,146,363
   Issue 9A, FGIC Insured, 5.90%, 5/01/25 .............................................................   46,415,000      48,734,358
   Issue 12A, Second Series, 5.90%, 5/01/26 ...........................................................   45,000,000      47,080,350
   Issue 16A, Second Series, FSA Insured, 5.125%, 5/01/23 .............................................   24,635,000      23,430,595
   Issue 16A, Second Series, FSA Insured, 5.00%, 5/01/29 ..............................................   20,500,000      18,795,015
   Issue 22, Second Series, AMBAC Insured, 4.75%, 5/01/23 .............................................   10,000,000       8,897,700
   Issue 22, Second Series, AMBAC Insured, 4.75%, 5/01/29 .............................................   44,130,000      38,314,549
   Refunding, Second Series-28A, MBIA Insured, 5.125%, 5/01/32 ........................................   28,790,000      26,849,842
   Second Series-Issue 23B, FGIC Insured, 5.125%, 5/01/30 .............................................   10,000,000       9,618,300
 San Francisco City and County COP, San Francisco Courthouse Project, FSA Insured, 5.875%, 4/01/21 ....    2,810,000       2,985,850
 San Francisco City and County Public Utilities Commission Water Revenue, Refunding, Series A, 6.50%, 11   4,000,000       4,150,480
 San Francisco City and County RDA,
   Hotel Tax Revenue, FSA Insured, 6.75%, 7/01/25 .....................................................      315,000         345,023
   Hotel Tax Revenue, FSA Insured, Pre-Refunded, 6.75%, 7/01/25 .......................................    9,100,000      10,076,703
   Lease Revenue, George R. Moscone Center, Refunding, Series 1992, 5.50%, 7/01/18 ....................   22,170,000      22,254,024
   Mortgage Revenue, Refunding, Series A, MBIA Insured, 6.65%, 7/01/24 ................................    5,645,000       5,655,217
 San Francisco City and County Revenue, Irwin Memorial Blood Center, Series A, 6.80%, 12/01/21 ........    3,000,000       3,067,800
 San Gabriel Valley Schools Financing Authority Revenue,
   Oxnard Union High School, Pre-Refunded, 6.60%, 3/01/24 .............................................    4,145,000       4,396,436
   Pomona USD Financing, 5.80%, 2/01/26 ...............................................................    5,150,000       5,335,040
 San Joaquin Area Flood Control Agency 1915 Act, Flood Protection and Restoration Assessment, FSA Insured,
  6.00%, 9/02/14 ......................................................................................    7,875,000       8,221,658
 San Joaquin County COP, General Hospital Project, Pre-Refunded, 6.625%, 9/01/20 ......................   36,500,000      39,422,920
 San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
   Refunding, Series A, 5.50%, 1/15/28 ................................................................  247,300,000     229,326,236
   Refunding, Series A, MBIA Insured, 5.375%, 1/15/29 .................................................   85,500,000      85,950,585
   Refunding, Series A, MBIA Insured, 5.25%, 1/15/30 ..................................................   21,200,000      20,923,552
   senior lien, 5.00%, 1/01/33 ........................................................................   82,040,000      71,196,773
   senior lien, Pre-Refunded, 7.00%, 1/01/30 ..........................................................   85,535,000      90,407,929
   senior lien, Pre-Refunded, 6.75%, 1/01/32 ..........................................................   64,320,000      67,865,962
 San Jose Airport Revenue, Refunding,
   MBIA Insured, 5.75%, 3/01/16 .......................................................................   13,600,000      13,849,424
   Series A, FGIC Insured, 5.00%, 3/01/31 .............................................................   10,500,000       9,873,780
 San Jose Financing Authority Lease Revenue, MBIA Insured, 5.00%,
   9/01/21 ............................................................................................   14,045,000      13,603,566
   9/01/22 ............................................................................................   14,730,000      14,217,838
 San Jose Financing Authority Revenue, Fourth and San Fernando Parking Facility, Series A, AMBAC Insured,
  5.00%, 9/01/24 ......................................................................................    5,000,000       4,810,700
 San Jose RDA,
   MFHR, Miraido Village, Series A, GNMA Secured, 5.75%, 7/20/38 ......................................    7,110,000       7,077,081
   Tax Allocation, Housing, Set-Aside Merged Area, Series E, MBIA Insured, 5.85%, 8/01/27 .............    7,325,000       7,450,770

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2002 (CONT.)


                                                                                                         PRINCIPAL
                                                                                                           AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONT.)
 BONDS (CONT.)
 San Jose RDA, (cont.)
   Tax Allocation, Merged Area Redevelopment Project, 5.25%, 8/01/29 .................................. $  7,000,000 $     6,869,940
   Tax Allocation, Merged Area Redevelopment Project, AMBAC Insured, 5.00%, 8/01/26 ...................   15,000,000      14,328,450
   Tax Allocation, Merged Area Redevelopment Project, AMBAC Insured, 5.00%, 8/01/31 ...................    2,000,000       1,894,000
   Tax Allocation, Merged Area Redevelopment Project, MBIA Insured, 5.00%, 8/01/21 ....................   35,235,000      34,129,326
   Tax Allocation, Merged Area Redevelopment Project, MBIA Insured, 5.625%, 8/01/28 ...................   24,135,000      25,004,101
   Tax Allocation, Merged Area Redevelopment Project, Refunding, MBIA Insured, 5.00%, 8/01/20 .........   35,665,000      35,115,759
 San Leandro RDA, RMR, Pre-Refunded, 11.25%, 4/01/13 ..................................................       60,000          70,533
 San Marcos Public Facilities Authority Revenue,
   Capital Improvement, 8.25%, 1/01/19 ................................................................      510,000         516,227
   Refunding, 5.80%, 9/01/18 ..........................................................................    4,750,000       4,734,800
   Senior Tax Increment Project Area-3-A, MBIA Insured, 5.75%, 10/01/29 ...............................    5,340,000       5,628,253
   Senior Tax Increment Project Area-3-A, MBIA Insured, 5.80%, 10/01/30 ...............................    8,035,000       8,494,361
   Series A, 6.25%, 9/02/22 ...........................................................................   25,000,000      26,493,750
   Tax Allocation, Refunding, Series A, FSA Insured, 5.50%, 8/01/23 ...................................   13,000,000      13,267,800
 San Marcos USD, School Facilities ID No. 1, AMBAC Insured, 5.80%, 11/01/14 ...........................    5,000,000       5,493,900
 San Mateo County Joint Powers Authority Lease Revenue, Capital Projects, Refunding, Series A, FSA Insured,
   5.00%, 7/15/29 .....................................................................................   17,500,000      16,624,825
 San Mateo RDA, Tax Allocation,
   5.60%, 8/01/25 .....................................................................................   10,185,000      10,053,614
   Merged Area, Series A, 5.70%, 8/01/27 ..............................................................    6,330,000       6,393,553
 San Mateo Unified High School District GO, Election of 2000, Series A, FGIC Insured, 5.00%, 9/01/25 ..   13,865,000      13,274,351
 San Pablo RDA, Tax Allocation, Merged Project Area, FGIC Insured, 6.25%, 12/01/19 ....................    3,500,000       3,819,305
 San Rafael RDA, Tax Allocation, Central San Rafael Redevelopment, Refunding, FGIC Insured, 6.45%, 12/01   6,740,000       7,046,266
 San Ramon COP, Capital Improvement Projects, Series 1993, 6.00%, 3/01/18 .............................    1,730,000       1,782,436
 San Ramon PFA, Tax Allocation Revenue,
   MBIA Insured, 5.30%, 2/01/28 .......................................................................   18,360,000      18,281,786
   Pre-Refunded, 6.90%, 2/01/24 .......................................................................    6,140,000       6,831,610
   Refunding, 6.90%, 2/01/24 ..........................................................................    6,910,000       7,322,389
 San Ramon Valley COP, Fire Protection District, Financing Corp., Refunding, 6.00%, 7/01/19 ...........    6,275,000       6,515,207
 San Ramon Valley USD, COP,
   Pre-Refunded, 7.70%, 2/01/10 .......................................................................    6,000,000       6,117,300
   Refunding, 7.55%, 2/01/04 ..........................................................................    2,885,000       2,931,593
 Santa Ana COP, Parking Facilities Project, Refunding, Series A, AMBAC Insured, 6.125%, 6/01/16 .......    2,070,000       2,183,415
 Santa Ana Financing Authority Water Revenue, MBIA Insured, 6.125%, 9/01/24 ...........................    5,000,000       5,285,650
 Santa Barbara COP, Harbor Project, Refunding, 6.75%, 10/01/27 ........................................    8,090,000       8,360,530
 Santa Barbara Housing Authority Revenue, Refunding and Acquisition, 6.25%, 11/15/20 ..................    5,605,000       5,425,136
 Santa Barbara SFMR, GNMA Secured, 7.65%, 10/01/23 ....................................................      130,000         134,181
 Santa Clara County Financing Authority Lease Revenue, Valley Medical Center Facilities Replacement Project,
 Series A, AMBAC Insured, Pre-Refunded, 6.75%, 11/15/20 ...............................................   13,000,000      14,524,640
 Santa Clara Housing Authority MFHR,
   Arastradero Park Apartments Project, Series A, GNMA Secured, 6.65%, 5/20/35 ........................    6,465,000       6,777,066
   Elana Gardens Apartments Project, Series A, GNMA Secured, 6.40%, 6/20/35 ...........................    5,625,000       5,799,206
   Sierra Vista I Apartments Project, Series A, GNMA Secured, 6.65%, 6/20/35 ..........................    3,860,000       4,048,908
 Santa Clara USD, COP, 5.375%, 7/01/31 ................................................................    7,575,000       7,448,195
 Santa Clara Valley Transportation Authority Sales Tax Revenue, Series A, MBIA Insured, 5.00%, 6/01/23     7,325,000       7,074,046
 Santa Clarita COP, Refunding, MBIA Insured, 5.00%, 10/01/21 ..........................................    5,105,000       4,944,346

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2002 (CONT.)


                                                                                                         PRINCIPAL
                                                                                                           AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONT.)
 BONDS (CONT.)
 Santa Cruz City School District COP, Education Center Financing Project, Pre-Refunded, 7.00%, 5/01/24  $  3,150,000 $     3,480,719
 Santa Cruz County Housing Authority MFHR, Series B, FNMA Insured, 7.75%, 7/01/23 .....................    9,230,000       9,265,351
 Santa Maria Bonita School District COP, MBIA Insured, 7.00%, 3/01/16 .................................      480,000         493,531
 Santa Monica RDA Tax Allocation, Earthquake Recovery Redevelopment Project, AMBAC Insured,
   6.00%, 7/01/29 .....................................................................................   13,110,000      14,255,552
 Shafter Joint Powers Financing Authority Lease Revenue, Community Correctional Facility Project, Series A,
   5.95%, 1/01/11 .....................................................................................    1,880,000       1,997,293
   6.05%, 1/01/17 .....................................................................................    5,135,000       5,470,880
 Shasta Joint Powers Financing Authority Lease Revenue, Courthouse County Improvement Project, Series A,
  Pre-Refunded, 6.70%, 6/01/23 ........................................................................    2,500,000       2,569,875
 Simi Valley SFRMR, Series A, GNMA Secured, 7.70%, 3/01/25 ............................................       25,000          25,847
 Snowline Joint USD, COP, Pre-Refunded, 7.25%, 4/01/18 ................................................    1,000,000       1,020,000
 Soledad RDA, Tax Allocation, Soledad Redevelopment Project, Pre-Refunded, 7.40%, 11/01/12 ............    3,465,000       3,642,893
 South Gate PFAR, Tax Allocation, Redevelopment Project No. 1,
   AMBAC Insured, 5.875%, 9/01/24 .....................................................................    8,505,000       8,853,450
   Refunding, 6.10%, 9/01/03 ..........................................................................    9,660,000       9,773,698
 South Napa Waste Management Authority Revenue, Solid Waste Transfer Facilities Project, 6.50%, 2/15/14    4,500,000       4,760,280
 South Orange County PFA, Special Tax Revenue,
   Foothill Area, Series C, FGIC Insured, 5.75%, 8/15/18 ..............................................    5,000,000       5,265,550
   senior lien, Refunding, Series A, MBIA Insured, 6.00%, 9/01/18 .....................................   18,850,000      20,098,059
 Southern California HFA, SFMR,
   GNMA Secured, 7.625%, 10/01/22 .....................................................................    1,625,000       1,633,596
   Series A, GNMA Secured, 6.75%, 9/01/22 .............................................................      285,000         289,811
 Southern California Public Power Authority Power Project Revenue,
   6.75%, 7/01/13 .....................................................................................   10,000,000      11,725,900
   Multi-Purpose Projects, 6.00%, 7/01/18 .............................................................   29,645,000      29,767,434
   San Juan Project Unit 3, Series A, MBIA Insured, 5.00%, 1/01/20 ....................................    5,790,000       5,669,510
 Southern California Public Power Authority Transmission Project Revenue, Southern Transmission Project,
   6.125%, 7/01/18 ....................................................................................   22,735,000      23,377,036
 Southern Kern USD, COP, Pre-Refunded, 7.10%, 9/01/17 .................................................    2,250,000       2,344,388
 Stockton COP, Essential Services Building Parking Facility,
   5.875%, 8/01/23 ....................................................................................    2,295,000       2,347,074
   6.00%, 8/01/31 .....................................................................................    6,585,000       6,806,454
 Stockton East Water District COP, 1990 Project, Series A, AMBAC Insured, 6.40%, 4/01/22 ..............   14,095,000      14,376,900
 Stockton Health Facilities Revenue, St. Joseph Medical Center, Series A, MBIA Insured, 5.50%, 6/01/23     5,000,000       5,095,700
 Stockton Port District Port Facilities Revenue, Refunding and Improvement, Series A, FSA Insured,
   5.95%, 7/01/17 .....................................................................................    5,095,000       5,509,529
 Stockton Revenue COP, Wastewater System Project, Series A, MBIA Insured, 5.20%, 9/01/29 ..............   19,160,000      18,802,283
 Stockton Revenue, O'Connor Woods Housing Corp., Series A, 6.35%, 11/01/31 ............................    9,110,000       9,025,368
 Stockton Special Tax, CFD No. 90-2, Series 6, 7.75%, 8/01/15 .........................................    3,000,000       3,012,270
 Suisun City COP, Civic Center Project, Refunding, 6.45%, 11/01/15 ....................................    2,105,000       2,203,367
 Suisun City RDA, Tax Allocation, Suisun City Redevelopment Project, Refunding, MBIA Insured,
   6.00%, 10/01/18 ....................................................................................    3,285,000       3,486,305
   5.90%, 10/01/23 ....................................................................................    3,255,000       3,406,650
 Tahoe Forest Hospital District Revenue, Series A, 5.90%, 7/01/29 .....................................    7,990,000       7,757,491
 Temecula Valley USD,
   Series D, FGIC Insured, 6.00%, 9/01/14 .............................................................    1,250,000       1,292,538
   Series D, FGIC Insured, 6.125%, 9/01/19 ............................................................    3,110,000       3,217,388
   Series E, FSA Insured, 6.35%, 9/01/19 ..............................................................    5,460,000       5,989,948

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2002 (CONT.)

                                                                                                         PRINCIPAL
                                                                                                           AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONT.)
 BONDS (CONT.)
 Thousand Oaks RDA,
   MFR, The Shadows Apartments, Refunding, Series A, FNMA Insured, 5.75%, 11/01/27 .................... $  7,530,000 $     7,598,598
   Tax Allocation, Thousand Oaks Boulevard Redevelopment, Refunding, MBIA Insured, 5.375%, 12/01/25 ...   24,485,000      24,810,651
 Thousand Oaks SFHMR,
   Refunding, Series A, GNMA Secured, 7.45%, 9/01/10 ..................................................       10,000          10,243
   Refunding, Series A, GNMA Secured, 7.55%, 9/01/15 ..................................................       15,000          15,316
   Refunding, Series A, GNMA Secured, 7.625%, 3/01/23 .................................................       60,000          60,463
 Tobacco Securitization Authority Northern California Tobacco Settlement Revenue, Asset Backed Bonds, Series B,
   4.375%, 6/01/21 ....................................................................................    8,750,000       8,637,213
   5.00%, 6/01/28 .....................................................................................   17,390,000      16,833,520
 Tobacco Securitization Authority Southern California Tobacco Settlement Revenue, Asset Backed Bonds,
   senior, Series A, 5.50%, 6/01/36 ...................................................................   80,500,000      78,082,585
   senior, Series A, 5.625%, 6/01/43 ..................................................................  123,165,000     118,120,162
   Sub Series B, 6.00%, 6/01/43 .......................................................................   63,635,000      61,650,224
 Tobacco Securitization Authority Tobacco Settlement Revenue, Series A,
   5.25%, 6/01/31 .....................................................................................    9,800,000       9,309,118
   5.375%, 6/01/41 ....................................................................................   30,250,000      28,267,113
 Torrance Hospital Revenue,
   Little Co. of Mary Hospital, Refunding, ETM, 6.875%, 7/01/15 .......................................    3,385,000       3,486,618
   Torrance Memorial Medical Center, Series A, 5.50%, 6/01/31 .........................................    4,385,000       4,230,473
 Trabuco Canyon PFA, Special Tax Revenue, Refunding,
   Series A, FSA Insured, 6.00%, 10/01/10 .............................................................   13,775,000      15,478,830
   Series A, FSA Insured, 6.10%, 10/01/15 .............................................................   13,220,000      15,054,011
   Series C, FSA Insured, 6.00%, 7/01/12 ..............................................................    3,040,000       3,424,043
   Series C, FSA Insured, 6.10%, 7/01/19 ..............................................................    5,215,000       5,852,847
 Tracy CFD Special Tax, No. 98-1 Plan C Properties,
   5.875%, 8/01/23 ....................................................................................    6,385,000       6,240,252
   6.00%, 8/01/26 .....................................................................................    8,280,000       8,022,078
 Tracy COP, I-205 Corridor Improvement and Refinancing Project, AMBAC Insured, 5.125%, 10/01/27            5,000,000       4,864,750
 Travis USD, COP, Foxboro Elementary School Construction Project, Pre-Refunded, 7.00%, 9/01/12             3,670,000       3,821,681
 Tri-City Hospital District Revenue, Refunding, Series A, MBIA Insured, 5.625%, 2/15/17                    5,000,000       5,226,600
 Tri-Dam Power Authority Revenue, Hydroelectric Sand Bar Project, Refunding, 7.50%, 1/01/17               42,885,000      43,927,106
 Trinity County PUD, COP, Electric District Facilities, Refunding, Series 1993,
   6.60%, 4/01/11 .....................................................................................    2,565,000       2,673,551
   6.75%, 4/01/23 .....................................................................................    4,000,000       4,144,040
 Tulare Local Health Care District Health Facilities Revenue, 5.20%, 12/01/21 .........................    4,455,000       4,264,326
 Tustin USD, Special Tax, CFD No. 97-1, 6.375%, 9/01/35 ...............................................    8,645,000       8,776,318
 Union City CRDA, Tax Allocation Revenue, Community Redevelopment Project, AMBAC Insured, 5.75%, 10/01/33  5,250,000       5,560,748
 University of California COP, UCLA Center Chiller/Cogeneration Project, Refunding,
   5.50%, 11/01/17 ....................................................................................   13,940,000      14,404,760
   5.60%, 11/01/20 ....................................................................................   14,880,000      15,408,091
 University of California Revenues,
   Multi-Purpose Projects, Refunding, Series C, AMBAC Insured, 5.00%, 9/01/23 .........................   12,500,000      11,991,875
   Multi-Purpose Projects, Series F, FGIC Insured, 5.00%, 9/01/22 .....................................   20,575,000      19,984,703
   Multi-Purpose Projects, Series F, FGIC Insured, 5.00%, 9/01/27 .....................................   62,940,000      59,979,932
   Research Facilities, Series E, AMBAC Insured, 5.00%, 9/01/31 .......................................    5,000,000       4,734,800
   U.C. Davis Medical Center, AMBAC Insured, 5.75%, 7/01/20 ...........................................   44,385,000      46,906,068


FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2002 (CONT.)


                                                                                                         PRINCIPAL
                                                                                                           AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONT.)
 BONDS (CONT.)
 Upland COP, San Antonio Community Hospital, Refunding,
   5.70%, 1/01/11 ..................................................................................... $ 11,210,000 $    11,816,237
   Mortgage Insured, 5.50%, 1/01/07 ...................................................................    4,935,000       5,130,525
 Vacaville PFAR, Local Agency, 8.65%, 9/02/18 .........................................................    5,545,000       4,935,050
 Vallejo RDA, Tax Allocation, Waterfront Redevelopment Project, 7.90%, 5/01/19 ........................    2,425,000       2,431,936
 Vallejo Revenue, Golf Course Project, Series A, 7.90%, 6/01/17 .......................................    6,000,000       6,131,400
 Victorville RDA, Tax Allocation, Bear Valley Road Redevelopment Project, Refunding, Series A,
   FSA Insured, 6.125%,
    9/01/19 ...........................................................................................    2,405,000       2,557,934
    9/01/24 ...........................................................................................    3,245,000       3,435,027
 Virgin Islands PFAR, senior lien,
   Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/22 ..............................................    7,000,000       6,823,740
   Refunding, Series A, 5.50%, 10/01/14 ...............................................................    3,865,000       3,970,476
 Vista Community Development Commission Tax Allocation Revenue, Vista Redevelopment Project Area,
   5.875%, 9/01/37 ....................................................................................    5,000,000       4,930,050
   MBIA Insured, 5.50%, 9/01/23 .......................................................................   11,810,000      12,131,350
 Vista Joint Powers Financing Authority Revenue, Series A, 7.625%, 2/01/20 ............................    3,675,000       3,749,713
 Walnut PFA, Tax Allocation Revenue, MBIA Insured, Unrefunded Balance, MBIA Insured, 6.50%, 9/01/22 ...    5,065,000       5,247,644
 Washington Township Hospital District Revenue,
   AMBAC Insured, 5.25%, 7/01/23 ......................................................................    5,000,000       4,986,900
   HealthCare District Revenue, 5.25%, 7/01/29 ........................................................    6,500,000       6,148,675
 Watsonville Insured Hospital Revenue, Watsonville Community Hospital, Series A, Pre-Refunded,
   6.30%, 7/01/15 .....................................................................................    3,990,000       4,445,299
   6.35%, 7/01/24 .....................................................................................    5,435,000       6,063,503
 Watsonville RDA, Tax Allocation, Watsonville Redevelopment Project, 6.30%, 8/01/06 ...................    1,745,000       1,759,763
 West Basin Municipal Water District Revenue COP, 1992 Project, Refunding, Series A, AMBAC Insured,
  5.50%, 8/01/22 ......................................................................................    4,000,000       4,136,240
 West Hollywood COP, Refunding, MBIA Insured, 5.00%, 2/01/25 ..........................................    6,250,000       5,987,000
 Whittier Health Facility Revenue, Presbyterian Intercommunity Hospital,
   5.60%, 6/01/22 .....................................................................................   13,000,000      12,587,120
   5.75%, 6/01/31 .....................................................................................   28,000,000      27,340,040
 William S. Hart Joint School Financing Authority Special Tax Revenue, Community Facilities,
   Refunding, FSA Insured, 6.50%, 9/01/14 .............................................................    4,000,000       4,459,080
                                                                                                                     ---------------
 TOTAL BONDS ..........................................................................................               11,950,535,171
                                                                                                                     ---------------
 ZERO COUPON/STEP-UP BONDS 12.8%
 Anaheim PFA, Lease Revenue, Capital Appreciation, Public Improvements Project, Series C, FSA Insured,
   9/01/24 ............................................................................................   26,855,000       7,440,446
   9/01/26 ............................................................................................    9,430,000       2,318,837
   9/01/27 ............................................................................................   22,860,000       5,294,376
   9/01/28 ............................................................................................    8,425,000       1,837,324
   9/01/32 ............................................................................................   13,665,000       2,359,262
   9/01/33 ............................................................................................   37,070,000       6,040,927
 Baldwin Park RDA, Tax Allocation, San Gabriel, Refunding, Series A, ETM,
   2/01/03 ............................................................................................      570,000         558,948
   2/01/04 ............................................................................................      575,000         543,461
   2/01/05 ............................................................................................      585,000         529,443
 Beaumont USD, COP, Series A, FSA Insured,1/01/29 .....................................................    6,835,000       6,327,570


FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2002 (CONT.)


                                                                                                         PRINCIPAL
                                                                                                           AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONT.)
 ZERO COUPON/STEP-UP BONDS (CONT.)
 California Educational Facilities Authority Revenue,
   Loyola Marymount University, MBIA Insured, 10/01/32 ................................................ $  8,435,000 $     1,412,103
   Loyola Marymount University, MBIA Insured, 10/01/33 ................................................    8,435,000       1,324,042
   Loyola Marymount University, MBIA Insured, 10/01/34 ................................................    8,435,000       1,241,379
   Loyola Marymount University, MBIA Insured, 10/01/35 ................................................    8,435,000       1,163,861
   Loyola Marymount University, MBIA Insured, 10/01/36 ................................................    8,435,000       1,091,236
   Loyola Marymount University, MBIA Insured, 10/01/37 ................................................    8,435,000       1,023,166
   Loyola Marymount University, MBIA Insured, 10/01/38 ................................................    8,435,000         959,228
   Loyola Marymount University, MBIA Insured, 10/01/39 ................................................    8,435,000         899,340
   Loyola Marymount University, Refunding, MBIA Insured, 10/01/30 .....................................    5,685,000       1,096,409
   Loyola-Marymount University, Refunding, MBIA Insured, 10/01/31 .....................................    7,615,000       1,386,235
   Loyola Marymount University, Refunding, MBIA Insured, 10/01/32 .....................................    7,615,000       1,308,409
   Santa Clara University, AMBAC Insured, 9/01/26 .....................................................    5,800,000       1,426,220
 California Health Facilities Financing Authority Revenue, Kaiser Permanente, Series A, ETM, 10/01/11 .   13,970,000       8,765,337
 California HFAR,
   Capital Appreciation, Home Mortgage, Series T, MBIA Insured, 8/01/32 ...............................   35,000,000       5,657,750
   Capital Appreciation, Series G, MBIA Insured, 2/01/30 ..............................................   45,260,000       8,479,008
   Convertible Home Mortgage, FSA Insured, zero cpn. to 2/10/10, 6.70% thereafter, 2/01/31 ............   18,995,000      11,694,082
   Home Mortgage, Capital Appreciation, Series A, 8/01/16 .............................................      615,000         132,243
   Home Mortgage, Series B, MBIA Insured, 2/01/30 .....................................................  106,355,000      20,033,028
   Home Mortgage, Series F, FSA Insured, 8/01/31 ......................................................   54,360,000       8,313,818
   Home Mortgage, Series F, MBIA Insured, 2/01/30 .....................................................   33,350,000       6,247,789
   Home Mortgage, Series I, FSA Insured, 8/01/21 ......................................................   38,340,000      12,024,958
   Home Mortgage, Series N, AMBAC Insured, 8/01/31 ....................................................   80,350,000      51,258,479
   Home Mortgage, Series Q, AMBAC Insured, 2/01/33 ....................................................   57,925,000       9,032,245
   Series B, FSA Insured, 8/01/31 .....................................................................   14,410,000       2,544,950
   Series E, MBIA Insured, 2/01/21 ....................................................................    9,500,000       3,087,215
   Series E, MBIA Insured, 2/01/32 ....................................................................   29,535,000       4,765,768
   cSeries G, 8/01/22 .................................................................................   52,350,000      15,338,550
   cSeries G, 2/01/33 .................................................................................   45,000,000       6,736,950
 California State GO,
   Principal Eagles II, Series 3, 3/01/09                                                                  7,500,000       5,484,600
   Principal Eagles II, Series 4, 6/01/06                                                                 10,000,000       8,515,300
   Principal Eagles II, Series 6, 3/01/09                                                                  5,000,000       3,656,400
   Principal M-Raes, Series 8, 4/01/09 ................................................................    9,000,000       6,556,770
 California Statewide CDA Revenue, COP, Insured Hospital, Triad Health Care, Refunding, ETM,
   8/01/09 ............................................................................................    6,450,000       4,658,513
   8/01/10 ............................................................................................    6,745,000       4,618,436
   8/01/11 ............................................................................................    3,115,000       2,014,066
 Campbell USD, Series B, FGIC Insured,
   8/01/20 ............................................................................................    5,000,000       1,791,300
   8/01/21 ............................................................................................    6,280,000       2,115,355
 Contra Costa County COP, Merrithew Memorial Hospital Project, ETM, 11/01/15 ..........................    6,810,000       3,423,387
 Contra Costa Home Mortgage Finance Authority HMR,
   Mandatory Sinking Fund, MBIA Insured, Pre-Refunded, 9/01/17 ........................................   47,455,000      13,905,608
   MBIA Insured, Pre-Refunded, 9/01/17 ................................................................   10,770,000       2,773,921

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2002 (CONT.)

                                                                                                         PRINCIPAL
                                                                                                           AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONT.)
 ZERO COUPON/STEP-UP BONDS (CONT.)
 Contra Costa School Financing Authority Revenue, Capital Appreciation, Antioch USD Community,
   Series B, 9/01/07 .................................................................................. $  1,050,000 $       795,333
 El Paso de Robles GO, Capital Appreciation, Series A, FGIC Insured,
   8/01/16 ............................................................................................    2,050,000         944,825
   8/01/22 ............................................................................................   11,485,000       3,501,317
   8/01/27 ............................................................................................   11,495,000       2,546,602
 Elk Grove USD, Special Tax, Capital Appreciation, CFD 1, MBIA Insured,
   12/01/19 ...........................................................................................    2,775,000       1,005,743
   12/10/20 ...........................................................................................    2,765,000         937,612
   12/01/21 ...........................................................................................    4,195,000       1,334,765
   12/01/22 ...........................................................................................    4,195,000       1,254,221
   12/01/23 ...........................................................................................    4,195,000       1,173,090
   12/01/24 ...........................................................................................    4,200,000       1,097,712
   12/01/25 ...........................................................................................    6,355,000       1,561,805
   12/01/26 ...........................................................................................    6,355,000       1,468,386
   12/01/27 ...........................................................................................    6,355,000       1,380,242
   12/01/28 ...........................................................................................    6,355,000       1,314,023
 Foothill/Eastern Corridor Agency Toll Road Revenue,
   Capital Appreciation, Refunding, 1/15/25 ...........................................................   57,000,000      13,598,490
   Capital Appreciation, Refunding, 1/15/30 ...........................................................   98,460,000      16,695,862
   Capital Appreciation, Refunding, 1/15/31 ...........................................................   14,635,000       2,328,136
   Capital Appreciation, Refunding, 1/15/34 ...........................................................  100,000,000      13,053,000
   Capital Appreciation, Refunding, 1/15/36 ...........................................................  182,160,000      20,917,433
   Capital Appreciation, Refunding, 1/15/38 ...........................................................  160,560,000      16,221,377
   Capital Appreciation, Refunding, MBIA Insured, 1/15/21 .............................................   51,180,000      15,846,863
   Capital Appreciation, Refunding, MBIA Insured, 1/15/37 .............................................  170,615,000      18,376,942
   Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.80% thereafter, 1/15/20 ...................   49,500,000      31,873,545
   Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.875% thereafter, 1/15/27 ..................   80,835,000      51,295,466
   Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.875% thereafter, 1/15/28 ..................   80,500,000      50,497,650
   Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.875% thereafter, 1/15/29 ..................  112,230,000      70,086,513
   Capital Appreciation, senior lien, Series A, ETM, 1/01/22 ..........................................   30,835,000      10,441,964
   Capital Appreciation, senior lien, Series A, ETM, 1/01/23 ..........................................    5,765,000       1,840,649
   Capital Appreciation, senior lien, Series A, ETM, 1/01/24 ..........................................   72,045,000      21,679,061
   Capital Appreciation, senior lien, Series A, ETM, 1/01/28 ..........................................    2,000,000         476,520
   Convertible Capital Appreciation, Refunding, 1/15/23 ...............................................   10,000,000       6,391,200
   Convertible Capital Appreciation, Refunding, 1/15/26 ...............................................   30,000,000      18,950,400
   Convertible Capital Appreciation, Refunding, 1/15/32 ...............................................  100,000,000      14,923,000
   Convertible Capital Appreciation, Refunding, 1/15/33 ...............................................  132,460,000      18,434,458
   Convertible Capital Appreciation, Refunding, 1/15/35 ...............................................   20,000,000       2,448,600
   Convertible Capital Appreciation, senior lien, Series A, ETM, zero cpn. to 1/01/05,
    7.05% thereafter, 1/01/09 .........................................................................   10,000,000       9,740,100
   Convertible Capital Appreciation, senior lien, Series A, Pre-Refunded, zero cpn. to 1/01/05,
    7.15% thereafter, 1/01/14 .........................................................................    5,500,000       5,528,930
   senior lien, Series A, ETM, 1/01/25 ................................................................   20,660,000       5,856,697
   senior lien, Series A, ETM, 1/01/26 ................................................................   23,475,000       6,266,886
   senior lien, Series A, ETM, 1/01/27 ................................................................   15,000,000       3,778,650
   senior lien, Series A, ETM, 1/01/29 ................................................................   35,310,000       7,936,276
   senior lien, Series A, Pre-Refunded, 1/01/12 .......................................................    8,000,000       8,026,400

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2002 (CONT.)

                                                                                                         PRINCIPAL
                                                                                                           AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONT.)
 ZERO COUPON/STEP-UP BONDS (CONT.)
 Lodi Electric Systems Revenue COP, Capital Appreciation Bond, Series B, MBIA Insured, 1/15/19 ........ $  6,360,000 $     2,599,332
 Los Angeles Convention and Exhibition Center Authority COP, Series 1985, ETM, 12/01/05 ...............   26,750,000      23,423,638
 Los Angeles HMR, Series A, GNMA Secured, 8/25/16 .....................................................      190,000          57,169
 New Haven USD, GO, Capital Appreciation, Series C, FGIC Insured, 8/01/23 .............................   14,700,000       4,279,905
 Palmdale CRDA, Tax Allocation, Merged Project, sub. lien, AMBAC Insured, zero cpn. to 12/01/04,
   5.50% thereafter, 12/01/29 .........................................................................    3,255,000       2,728,601
 Pasadena Special Tax CFD, No. 1 Civic Center West, Pre-Refunded, 12/01/17 ............................    4,090,000       1,557,431
 Perris SFMR, Series A, GNMA Secured, ETM, 6/01/23 ....................................................   19,095,000       5,837,151
 Rancho Water District Financing Authority Revenue, AMBAC Insured,
   8/15/16 ............................................................................................    8,605,000       4,041,510
   8/15/17 ............................................................................................   13,605,000       5,972,459
   8/15/18 ............................................................................................   13,605,000       5,571,384
 Rialto USD, GO, Series A, FGIC Insured, 6/01/19 ......................................................   13,985,000       5,414,712
 Riverside County Asset Leasing Corp. Leasehold Revenue, Riverside County Hospital Project, MBIA Insured,
   6/01/23 ............................................................................................   14,160,000       4,162,615
   6/01/24 ............................................................................................   13,005,000       3,577,285
 Riverside County Board of Education COP, Capital Appreciation Financing Projects, Series A, 11/01/05 .    1,250,000       1,096,338
 Riverside County SFMR, Capital Appreciation Mortgage,
   Series A, GNMA Secured, ETM, 9/01/14 ...............................................................   20,220,000      11,020,911
   Series A, GNMA Secured, ETM, 11/01/20 ..............................................................   25,055,000       9,045,356
   Series B, GNMA Secured, ETM, 6/01/23 ...............................................................   26,160,000       8,112,739
 Rocklin USD, GO, Capital Appreciation, Series A, FGIC Insured,
   9/01/08 ............................................................................................    3,660,000       2,798,546
   9/01/09 ............................................................................................    4,100,000       2,973,935
   9/01/10 ............................................................................................    4,595,000       3,160,303
   9/01/11 ............................................................................................    5,145,000       3,353,562
   9/01/12 ............................................................................................    5,760,000       3,533,126
   9/01/16 ............................................................................................   33,960,000      15,912,977
 Roseville City School District GO, Capital Appreciation, Series A,
   8/01/11 ............................................................................................    3,115,000       1,992,167
   8/01/17 ............................................................................................   30,770,000      13,420,643
 Roseville Joint UHSD, Capital Appreciation, Series A,
   8/01/10 ............................................................................................    1,820,000       1,246,190
   8/01/11 ............................................................................................    1,965,000       1,273,988
   8/01/17 ............................................................................................   18,155,000       7,913,038
 San Diego USD, GO, Capital Appreciation Bond, Series A, FGIC Insured,
   7/01/21 ............................................................................................   12,160,000       4,115,187
   7/01/22 ............................................................................................    8,440,000       2,689,322
   7/01/23 ............................................................................................   11,120,000       3,321,099
 San Francisco City and County RDA, Lease Revenue, George R. Moscone Center, Capital Appreciation,
   7/01/05 ............................................................................................   12,820,000      11,382,237
   7/01/06 ............................................................................................   11,320,000       9,588,380
   7/01/07 ............................................................................................    4,570,000       3,665,460
   7/01/08 ............................................................................................    7,785,000       5,903,443
   7/01/14 ............................................................................................   46,000,000      51,333,700
   Pre-Refunded, 7/01/16 ..............................................................................   16,300,000       5,614,046
   Pre-Refunded, 7/01/17 ..............................................................................   16,300,000       5,165,796
   Pre-Refunded, 7/01/18 ..............................................................................   16,300,000       4,753,080


FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2002 (CONT.)


                                                                                                         PRINCIPAL
                                                                                                           AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONT.)
 ZERO COUPON/STEP-UP BONDS (CONT.)
 San Gabriel USD, COP, Facilities Development Program, Series B, FSA Insured, 6.75%, 9/01/29 .......... $  2,250,000 $     2,460,893
 San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, senior lien,
   ETM, 1/01/25 .......................................................................................    5,700,000       1,633,848
   ETM, 1/01/28 .......................................................................................   33,545,000       8,032,686
   ETM, 1/01/29 .......................................................................................   37,050,000       8,349,218
   Pre-Refunded, zero cpn. to 1/01/02, 7.50% thereafter, 1/01/09 ......................................   21,585,000      25,968,050
   Pre-Refunded, zero cpn. to 1/01/02, 7.55% thereafter, 1/01/10 ......................................   10,745,000      12,954,279
   Pre-Refunded, zero cpn. to 1/01/02, 7.60% thereafter, 1/01/11 ......................................   20,935,000      25,293,039
   Pre-Refunded, zero cpn. to 1/01/02, 7.65% thereafter, 1/01/12 ......................................   25,215,000      30,528,305
   Pre-Refunded, zero cpn. to 1/01/02, 7.65% thereafter, 1/01/13 ......................................   27,350,000      33,113,192
   Pre-Refunded, zero cpn. to 1/01/02, 7.70% thereafter, 1/01/14 ......................................    7,470,000       9,063,202
   Pre-Refunded, zero cpn. to 1/01/02, 7.70% thereafter, 1/01/15 ......................................   60,155,000      72,984,858
   Refunding, Series A, 1/15/16 .......................................................................   19,500,000      13,788,840
   Refunding, Series A, 1/15/17 .......................................................................   17,000,000      11,989,250
   Refunding, Series A, 1/15/18 .......................................................................   60,000,000      42,054,000
   Refunding, Series A, 1/15/19 .......................................................................   57,000,000      39,880,050
   Refunding, Series A, 1/15/20 .......................................................................   80,000,000      55,642,400
   Refunding, Series A, 1/15/22 .......................................................................   90,000,000      62,002,800
   Refunding, Series A, 1/15/23 .......................................................................   80,000,000      54,719,200
   Refunding, Series A, 1/15/24 .......................................................................   80,000,000      54,324,000
 Santa Maria Water and Wastewater Revenue, COP, Series A, AMBAC Insured, 8/01/27 ......................   21,000,000      18,100,320
 Southern California Public Power Authority Power Project Revenue, Refunding, Series A, AMBAC Insured,
   7/01/11 ............................................................................................   12,000,000       7,881,240
   7/01/12 ............................................................................................   16,890,000      10,441,567
   7/01/13 ............................................................................................   16,000,000       9,304,000
 Stockton East Water District COP,
   1990 Project, Series B, 7.45%, 4/01/05 .............................................................   28,575,000      76,759,022
   Refunding, Series B, 4/01/16 .......................................................................  103,885,000      45,854,796
 Thousand Oaks SFHMR, Capital Appreciation, Series A, GNMA Secured, 8.00%, 9/01/23 ....................       79,000         193,891
                                                                                                                     ---------------
  TOTAL ZERO COUPON/STEP-UP BONDS ......................................................................               1,761,960,499
                                                                                                                     ---------------
 TOTAL LONG TERM INVESTMENTS (COST $13,418,262,719) ...................................................               13,712,495,670
                                                                                                                     ---------------
 (b)SHORT TERM INVESTMENTS .4%
 California PCFA, PCR, Shell Oil Co. Project, Refunding, Series A, Daily VRDN and Put, 1.35%,
   10/01/06 ...........................................................................................    1,000,000       1,000,000
   10/01/08 ...........................................................................................      300,000         300,000
   10/01/09 ...........................................................................................      600,000         600,000
 Irvine 1915 Act,
   AD No. 89-10, Daily VRDN and Put, 1.35%, 9/02/15 ...................................................      600,000         600,000
   Special Assessment, AD No. 87-8, Daily VRDN and Put, 1.35%, 9/02/24 ................................    3,300,000       3,300,000
   Special Assessment, AD No. 93-14, Daily VRDN and Put, 1.35%, 9/02/25 ...............................    3,800,000       3,800,000
   Special Assessment, AD No. 94-15, Daily VRDN and Put, 1.35%, 9/02/20 ...............................    6,400,000       6,400,000
   Special Assessment, AD No. 97-13, Daily VRDN and Put, 1.35%, 9/02/23 ...............................    3,500,000       3,500,000
   Special Assessment, AD No. 97-16, Daily VRDN and Put, 1.35%, 9/02/22 ...............................    6,600,000       6,600,000
 Los Angeles Department of Water and Power Waterworks Revenue, Sub Series B-2, Weekly VRDN and Put,
   1.30%, 7/01/35 .....................................................................................    2,800,000       2,800,000

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2002 (CONT.)


                                                                                                         PRINCIPAL
                                                                                                           AMOUNT         VALUE
------------------------------------------------------------------------------------------------------------------------------------
 (b)SHORT TERM INVESTMENTS (CONT.)
 Metropolitan Water District Southern California Waterworks Revenue, Refunding,
   Series B-1, Daily VRDN and Put, 1.35%, 7/01/35 ..................................................... $  8,200,000 $     8,200,000
   Series B-3, Daily VRDN and Put, 1.35%, 7/01/35 .....................................................      400,000         400,000
 Newport Beach Revenue, Hoag Memorial Presbyterian Hospital, Daily VRDN and Put, 2.60%, 10/01/22           1,600,000       1,600,000
 Orange County Sanitation Districts COP, Refunding,
   Series A, Daily VRDN and Put, 1.35%, 8/01/29 .......................................................   13,550,000      13,550,000
   Series B, Daily VRDN and Put, 1.35%, 8/01/30 .......................................................    2,400,000       2,400,000
                                                                                                                     ---------------
  SHORT TERM INVESTMENTS (COST $55,050,000) ............................................................                  55,050,000
                                                                                                                     ---------------
  TOTAL INVESTMENTS (COST $13,473,312,719) 99.8% .......................................................              13,767,545,670
 OTHER ASSETS, LESS LIABILITIES .2% ...................................................................                   24,089,197
                                                                                                                     ---------------
  NET ASSETS 100.0% ....................................................................................             $13,791,634,867
                                                                                                                     ===============







See glossary of terms on page 56.

(a)See Note 6 regarding defaulted securities.
(b)Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.
(c)Sufficient collateral has been segregated for securities traded on a when issued or delayed delivery basis.

                       See notes to financial statements.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2002 (CONT.)



GLOSSARY OF TERMS
--------------------------------------------------------------------------------
1915 ACT      -   Improvement Bond Act of 1915
ABAG          -   The Association of Bay Area Governments
AD            -   Assessment District
AMBAC         -   American Municipal Bond Assurance Corp.
BART          -   Bay Area Rapid Transit
CDA           -   Community Development Authority/Agency
CFD           -   Community Facilities District
CHFCLP        -   California Health Facilities Construction Loan Program
COP           -   Certificate of Participation
CRDA          -   Community Redevelopment Authority/Agency
CSAC          -   County Supervisors Association of California
ETM           -   Escrow to Maturity
FGIC          -   Financial Guaranty Insurance Co.
FHA           -   Federal Housing Authority/Agency
FNMA          -   Federal National Mortgage Association
FSA           -   Financial Security Assistance
GNMA          -   Government National Mortgage Association
GO            -   General Obligation
HFA           -   Housing Finance Authority/Agency
HFAR          -   Housing Finance Authority/Agency Revenue
HFR           -   Home Financial Revenue
HMR           -   Home Mortgage Revenue
ID            -   Improvement District
IDR           -   Industrial Development Revenue
MBIA          -   Municipal Bond Investors Assurance Corp.
MBS           -   Mortgage-Backed Securities
MFHR          -   Multi-Family Housing Revenue
MFMR          -   Multi-Family Mortgage Revenue
MFR           -   Multi-Family Revenue
MTA           -   Metropolitan Transit Authority
MUD           -   Municipal Utility District
PBA           -   Public Building Authority
PCFA          -   Pollution Control Financing Authority
PCR           -   Pollution Control Revenue
PFA           -   Public Financing Authority
PFAR          -   Public Financing Authority Revenue
PUD           -   Public Utility District
RDA           -   Redevelopment Authority/Agency
RDAR          -   Redevelopment Agency Revenue
RMR           -   Residential Mortgage Revenue
RRMR          -   Residential Rental Mortgage Revenue
SF            -   Single Family
SFHMR         -   Single Family Home Mortgage Revenue
SFM           -   Single Family Mortgage
SFMR          -   Single Family Mortgage Revenue
SFRMR         -   Single Family Residential Mortgage Revenue
UHSD          -   Unified High School District
USD           -   Unified School District
VRDN          -   Variable Rate Demand Notes

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2002

Assets:
 Investments in securities:
  Cost ................................................................................................   $13,473,312,719
                                                                                                          ===============
   Value ...............................................................................................   13,767,545,670
 Cash .................................................................................................            27,473
 Receivables:
  Capital shares sold .................................................................................        15,415,885
  Interest ............................................................................................       181,062,273
                                                                                                          ===============
      Total assets ....................................................................................    13,964,051,301
                                                                                                          ===============
Liabilities:
 Payables:
  Investment securities purchased .....................................................................       136,383,991
  Capital shares redeemed .............................................................................        21,441,865
  Affiliates ..........................................................................................         7,814,596
  Shareholders ........................................................................................         6,063,891
 Other liabilities ....................................................................................           712,091
                                                                                                          ===============
      Total liabilities ...............................................................................       172,416,434
                                                                                                          ===============
       Net assets, at value ...........................................................................   $13,791,634,867
                                                                                                          ===============
Net assets consist of:
 Undistributed net investment income ..................................................................   $    32,416,026
 Net unrealized appreciation ..........................................................................       294,232,951
 Accumulated net realized gain ........................................................................        37,666,828
 Capital shares .......................................................................................    13,427,319,062
                                                                                                          ===============
       Net assets, at value ...........................................................................   $13,791,634,867
                                                                                                          ===============
CLASS A:
 Net asset value per share ($13,016,196,824 /1,840,523,624 shares outstanding)(a) .....................             $7.07
                                                                                                          ===============
 Maximum offering price per share ($7.07 / 95.75%) ....................................................             $7.38
                                                                                                          ===============
CLASS B:
 Net asset value and maximum offering price per share ($309,195,636 / 43,759,765 shares outstanding)(a)             $7.07
                                                                                                          ===============
CLASS C:
 Net asset value per share ($464,107,948 / 65,703,936 shares outstanding)a ............................             $7.06
                                                                                                          ===============
 Maximum offering price per share ($7.06 / 99%) .......................................................             $7.13
                                                                                                          ===============
ADVISOR CLASS:
 Net asset value and maximum offering price per share ($2,134,459 / 301,989 shares outstanding) .......             $7.07
                                                                                                          ===============

(a)Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

                       See notes to financial statements.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
Financial Statements (CONTINUED)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2002



Investment income:
 Interest .................................................   $ 787,517,839
                                                              --------------
Expenses:
 Management fees (Note 3) .................................      62,343,867
 Distribution fees (Note 3)
  Class A .................................................      10,666,048
  Class B .................................................       1,666,864
  Class C .................................................       2,778,166
 Transfer agent fees (Note 3) .............................       4,480,007
 Custodian fees ...........................................         138,636
 Reports to shareholders ..................................         305,057
 Registration and filing fees .............................          84,844
 Professional fees ........................................         129,077
 Directors' fees and expenses .............................         119,813
 Other ....................................................         305,977
                                                              --------------
      Total expenses ......................................      83,018,356
       Net investment income ..............................     704,499,483
Realized and unrealized gains (losses):
 Net realized gain from investments .......................      62,087,625
 Net unrealized depreciation on investments ...............    (379,336,633)
                                                              --------------
Net realized and unrealized loss ..........................    (317,249,008)
Net increase in net assets resulting from operations ......   $ 387,250,475
                                                              ==============


                       See notes to financial statements.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED MARCH 31, 2002 AND 2001


                                                                                2002             2001
----------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ...............................................  $   704,499,483  $   707,378,504
  Net realized gain from investments ..................................       62,087,625        3,659,156
  Net unrealized appreciation (depreciation) on investments ...........     (379,336,633)     687,450,853
                                                                         ---------------------------------
      Net increase in net assets resulting from operations ............      387,250,475    1,398,488,513
 Distributions to shareholders from:
  Net investment income:
   Class A ............................................................     (673,191,575)    (683,401,460)
   Class B ............................................................      (11,406,767)      (6,669,455)
   Class C ............................................................      (19,234,450)     (17,593,690)
   Advisor Class ......................................................          (25,328)              --
  Net realized gains:
   Class A ............................................................      (16,372,051)              --
   Class B ............................................................         (343,391)              --
   Class C ............................................................         (548,755)              --
   Advisor Class ......................................................             (866)              --
                                                                         ---------------------------------
 Total distributions to shareholders ..................................     (721,123,183)    (707,664,605)
 Capital share transactions: (Note 2)
   Class A ............................................................       52,809,934     (244,549,724)
   Class B ............................................................      122,806,232       74,685,967
   Class C ............................................................       81,588,572        6,772,833
   Advisor Class ......................................................        2,185,500
                                                                         ---------------------------------
 Total capital share transactions .....................................      259,390,238     (163,090,924)
      Net increase (decrease) in net assets ...........................      (74,482,470)     527,732,984
Net assets:
 Beginning of year ....................................................   13,866,117,337   13,338,384,353
                                                                         ---------------------------------
 End of year ..........................................................  $13,791,634,867  $13,866,117,337
                                                                         =================================
Undistributed net investment income included in net assets:
 End of year ..........................................................  $    32,416,026  $    23,568,918
                                                                         =================================

                       See notes to financial statements.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
Notes to Financial Statements



1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin California Tax-Free Income Fund (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund seeks to provide tax-free income. The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Tax-free bonds generally trade in the over-the-counter market and are valued within the range of the latest quoted bid and asked prices. In the absence of a sale or reported bid and asked prices, information with respect to bond and note transactions, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities are used to determine the value of the security. The Fund may utilize a pricing service, bank or broker/dealer experienced in such matters to perform any of the pricing functions under procedures approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

B. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its income.

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Bond discount and premium are amortized on a yield to maturity basis. Distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

D. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

E. AUDIT GUIDE

In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The revised Guide requires the Fund to amortize all premium and discount on fixed-income securities. Such amortization is included in net investment income but did not impact the net assets or the distributions of the Fund. Prior to April 1, 2001, de minimus market discount on fixed-income securities was included in realized gains and losses. The cumulative effect of this accounting change resulted in an increase of $9,319,364 in the recorded cost of investments and a corresponding decrease in net unrealized appreciation.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
Notes to Financial Statements (CONTINUED)



1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

E. AUDIT GUIDE (CONT.)

The effect of this change for the year ended March 31, 2002 was to increase net investment income by $2,318,825, decrease unrealized gains by $1,224,340, and decrease realized gains by $1,094,485. The per share effect of this change for the year ended March 31, 2002, was less than $.005. The Statement of Changes in Net Assets and the Financial Highlights for prior periods have not been restated to reflect this change in accounting policy.


2. CAPITAL STOCK

The Fund offers four classes of shares: Class A, Class B, Class C, and Advisor Class. Effective October 1, 2001, the Fund began offering a new class of shares, Advisor Class. Each class of shares differs by its initial sales load, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At March 31, 2002, there were five billion shares authorized ($.01 par value) for each class. Transactions in the Fund's shares were as follows:






                                                            YEAR ENDED                        YEAR ENDED
                                                          MARCH 31, 2002                    MARCH 31, 2001
                                                 -------------------------------------------------------------------
                                                     SHARES          AMOUNT            SHARES            AMOUNT
                                                 -------------------------------------------------------------------
CLASS A SHARES:
 Shares sold ..................................   174,943,242    $ 1,262,246,966     201,976,580    $ 1,416,133,849
 Shares issued in reinvestment of distributions    40,982,687        295,540,527      41,786,514        291,523,533
 Shares redeemed ..............................  (208,819,360)    (1,504,977,559)   (279,385,393)    (1,952,207,106)
                                                 -------------------------------------------------------------------
 Net increase (decrease) ......................     7,106,569    $    52,809,934     (35,622,299)   $  (244,549,724)
                                                 ===================================================================
CLASS B SHARES:
 Shares sold ..................................    19,095,111    $   137,674,683      12,031,321    $    84,818,804
 Shares issued in reinvestment of distributions     1,015,426          7,323,863         576,680          4,033,769
 Shares redeemed ..............................    (3,076,561)       (22,192,314)     (2,020,815)       (14,166,606)
                                                 -------------------------------------------------------------------
 Net increase .................................    17,033,976    $   122,806,232      10,587,186    $    74,685,967
                                                 ===================================================================
CLASS C SHARES:
 Shares sold ..................................    17,896,658    $   129,190,346       8,273,562    $    58,194,241
 Shares issued in reinvestment of distributions     1,703,765         12,279,668       1,590,915         11,087,353
 Shares redeemed ..............................    (8,309,791)       (59,881,442)     (8,971,031)       (62,508,761)
                                                 -------------------------------------------------------------------
 Net increase .................................    11,290,632    $    81,588,572         893,446    $     6,772,833
                                                 ===================================================================
ADVISOR CLASS SHARES:(a)
 Shares sold ..................................       342,512    $     2,473,617
 Shares issued in reinvestment of distributions         3,067             22,087
 Shares redeemed ..............................       (43,590)          (310,204)
                                                 --------------------------------
 Net increase .................................       301,989    $     2,185,500
                                                 ================================

(a)For the period October 1, 2001 (effective date) to March 31, 2002.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
Notes to Financial Statements (CONTINUED)



3. TRANSACTIONS WITH AFFILIATES

Certain officers and directors of the Fund are also officers and/or directors of Franklin Advisers, Inc. (Advisers), Franklin/ Templeton Distributors, Inc. (Distributors), Franklin/Templeton Investor Services, LLC (Investor Services), and Franklin Templeton Services, LLC (FT Services), the Fund's investment manager, principal underwriter, transfer agent, and administrative manager, respectively.

The Fund pays an investment management fee to Advisers based on the net assets of the Fund as follows:

      ANNUALIZED
       FEE RATE   MONTH-END NET ASSETS
      ----------------------------------------------------------------
         .625%    First $100 million
         .500%    Over $100 million, up to and including $250 million
         .450%    Over $250 million, up to and including $10 billion
         .440%    Over $10 billion, up to and including $12.5 billion
         .420%    Over $12.5 billion, up to and including $15 billion
         .400%    Over $15 billion, up to and including $17.5 billion

Fees are further reduced on net assets over $17.5 billion.

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

The Fund reimburses Distributors up to .10%, .65%, and .65% per year of the average daily net assets of Class A, Class B and Class C, respectively, for costs incurred in marketing the Fund's shares.

Distributors paid net commissions on sales of Fund shares, and received contingent deferred sales charges for the year of $6,050,039 and $678,302, respectively.

The Fund paid transfer agent fees of $4,480,007, of which $3,136,073 was paid to Investor Services.


4. INCOME TAXES

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of defaulted securities and bond discounts.

Net realized gains differ for financial statement and tax purposes primarily due to differing treatments of wash sales, bond workout expenditures, and bond discounts.

The tax character of distributions paid during the year ended March 31, 2002, were the same for financial statement and tax purposes.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
Notes to Financial Statements (CONTINUED)



4. INCOME TAXES (CONT.)

At March 31, 2002, the cost of investments, net unrealized appreciation, undistributed tax-exempt income and undistributed long term capital gains for income tax purposes were as follows:

        Investments at cost .........................   $13,463,090,865
                                                        ================
        Unrealized appreciation .....................   $   567,011,893
        Unrealized depreciation .....................      (262,557,088)
                                                        ----------------
        Net unrealized appreciation .................   $   304,454,805
                                                        ================
        Undistributed tax-exempt income .............   $    21,908,592
        Undistributed long-term capital gains .......   $    37,988,677
                                                        ----------------
        Distributable earnings ......................   $    59,897,269
                                                        ================

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended March 31, 2002 aggregated $2,160,514,954 and $1,813,150,029, respectively.


6. DEFAULTED SECURITIES

At March 31, 2002, the Fund held a defaulted security with a value of $8,260,250 representing .06% of the Fund's net assets. For information as to the specific security, see the accompanying Statement of Investments.

For financial reporting purposes, the Fund discontinues accruing income on defaulted bonds and provides an estimate for losses on interest receivable.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
Independent Auditors' Report



TO THE BOARD OF DIRECTORS AND SHAREHOLDERS
OF FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Franklin California Tax-Free Income Fund (hereafter referred to as the "Fund") at March 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
May 7, 2002

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
Tax Designation


Under Section 852(b)(3)(C) of the Internal Revenue Code, the Fund hereby designates $55,253,740 as a capital gain dividend for the fiscal year ended March 31, 2002.

Under section 852(b)(5)(A) of the Internal Revenue Code, the Fund hereby designates 100% of the distributions paid from net investment income as exempt-interest dividends for the fiscal year ended March 31, 2002.

BOARD MEMBERS AND OFFICERS



The name, age and address of the officers and board members, as well as their affiliations, positions held with the Fund, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.


INDEPENDENT BOARD MEMBERS

                                                           NUMBER OF
                                                      PORTFOLIOS IN FUND
                                         LENGTH OF     COMPLEX OVERSEEN
NAME, AGE AND ADDRESS      POSITION     TIME SERVED    BY BOARD MEMBER*       OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
HARRIS J. ASHTON (69)      Director     Since 1977           138              Director, RBC Holdings, Inc. (bank holding holding
One Franklin Parkway                                                          company) and Bar-S Foods (meat packing company).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers)
(until 1998).
------------------------------------------------------------------------------------------------------------------------------------
S. JOSEPH FORTUNATO (69)   Director     Since 1981           139              None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Member of the law firm of Pitney, Hardin, Kipp & Szuch.
------------------------------------------------------------------------------------------------------------------------------------
EDITH E. HOLIDAY (50)      Director     Since 1998            84              Director, Amerada Hess Corporation (exploration
One Franklin Parkway                                                          and refining of oil and gas); Hercules
San Mateo, CA 94403-1906                                                      Incorporated (chemicals, fibers and resins);
                                                                              Beverly Enterprises, Inc. (health care); H.J.
                                                                              Heinz Company (processed foods and allied
                                                                              products); RTI International Metals, Inc.
                                                                              (manufacture and distribution of titanium); Digex
                                                                              Incorporated (web hosting provider); and Canadian
                                                                              National Railway (railroad).
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Assistant to the President of the
United States and Secretary of the Cabinet (1990-1993); General Counsel to the
United States Treasury Department (1989-1990); and Counselor to the Secretary
and Assistant Secretary for Public Affairs and Public Liaison-United States
Treasury Department (1988-1989).
------------------------------------------------------------------------------------------------------------------------------------
GORDON S. MACKLIN (73)     Director     Since 1992           138              Director, Martek Biosciences Corporation;
One Franklin Parkway                                                          WorldCom, Inc. (communications services);
San Mateo, CA 94403-1906                                                      MedImmune, Inc. (biotechnology); Overstock.com
                                                                              (Internet services); and Spacehab, Inc. (aerospace
                                                                              services).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Deputy Chairman and Director, White Mountains Insurance Group, Ltd. (holding company); and FORMERLY, Chairman, White River Corporation (financial services)
(until 1998) and Hambrecht & Quist Group (investment banking) (until 1992); and
President, National Association of Securities Dealers, Inc. (until 1987).
------------------------------------------------------------------------------------------------------------------------------------

INTERESTED BOARD MEMBERS AND OFFICERS


                                                           NUMBER OF
                                                      PORTFOLIOS IN FUND
                                         LENGTH OF     COMPLEX OVERSEEN
NAME, AGE AND ADDRESS      POSITION     TIME SERVED    BY BOARD MEMBER*       OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
**CHARLES B. JOHNSON (69)  President    Since 1977           138              None
One Franklin Parkway       and Director
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Chief Executive Officer, Member - Office of the Chairman
and Director, Franklin Resources, Inc.; Vice President, Franklin Templeton
Distributors, Inc.; Director, Fiduciary Trust Company International; officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc.; and officer of 48 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
**RUPERT H. JOHNSON,       Vice         Since 1983           120              None
  JR. (61)                 President
One Franklin Parkway       and Director
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources,
Inc.; Vice President and Director, Franklin Templeton Distributors, Inc.;
Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services,
Inc.; Senior Vice President, Franklin Advisory Services, LLC; officer and/or director or trustee, as the case may be, of most of the other subsidiaries of
Franklin Resources, Inc.; and officer of 51 of the investment companies in
Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
SHEILA AMOROSO (42)        Vice         Since 2000           Not Applicable   None
One Franklin Parkway       President
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
HARMON E. BURNS (57)       Vice         Since 1987           Not Applicable   None
One Franklin Parkway       President
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources,
Inc.; Vice President and Director, Franklin Templeton Distributors, Inc.;
Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment
Advisory Services, Inc.; and officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
RAFAEL R. COSTAS, JR. (37) Vice         Since 2000           Not Applicable   None
One Franklin Parkway       President
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
MARTIN L. FLANAGAN (41)    Vice         Since 1995           Not Applicable   None
One Franklin Parkway       President and
San Mateo, CA 94403-1906   Chief Financial
                           Officer

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Member - Office of the President, Chief Financial Officer and Chief
Operating Officer, Franklin Resources, Inc.; Senior Vice President and Chief
Financial Officer, Franklin Mutual Advisers, LLC; Executive Vice President,
Chief Financial Officer and Director, Templeton Worldwide, Inc.; Executive Vice
President and Chief Operating Officer, Templeton Investment Counsel, LLC;
Executive Vice President and Director, Franklin Advisers, Inc.; Executive Vice
President, Franklin Investment Advisory Services, Inc. and Franklin Templeton
Investor Services, LLC; Chief Financial Officer, Franklin Advisory Services,
LLC; Chairman, Franklin Templeton Services, LLC; officer and/or director of some of the other subsidiaries of Franklin Resources, Inc.; and officer and/or director or trustee, as the case may be, of 52 of the investment companies in
Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------


                                                           NUMBER OF
                                                      PORTFOLIOS IN FUND
                                         LENGTH OF     COMPLEX OVERSEEN
NAME, AGE AND ADDRESS      POSITION     TIME SERVED    BY BOARD MEMBER*       OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
DAVID P. GOSS (54)         Vice         Since 2000           Not Applicable   None
One Franklin Parkway       President
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Associate General Counsel, Franklin Resources, Inc.; President, Chief Executive
Officer and Director, Property Resources, Inc. and Franklin Properties, Inc.;
officer and/or director of some of the other subsidiaries of Franklin Resources,
Inc.; officer of 53 of the investment companies in Franklin Templeton
Investments; and FORMERLY, President, Chief Executive Officer and Director,
Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust
(until 2000).
------------------------------------------------------------------------------------------------------------------------------------
BARBARA J. GREEN (54)      Vice         Since 2000           Not Applicable   None
One Franklin Parkway       President
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President and Deputy General Counsel, Franklin Resources, Inc.; and Senior
Vice President, Templeton Worldwide, Inc.; officer of 53 of the investment companies in Franklin Templeton Investments; and FORMERLY, Deputy Director,
Division of Investment Management, Executive Assistant and Senior Advisor to the
Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S.
Securities and Exchange Commission (1986-1995); Attorney, Rogers & Wells (until
1986); and Judicial Clerk, U.S. District Court (District of Massachusetts)
(until 1979).
------------------------------------------------------------------------------------------------------------------------------------
KIMBERLEY MONASTERIO (38)  Treasurer    Since 1999           Not Applicable   None
One Franklin Parkway       and Principal
San Mateo, CA 94403-1906   Accounting
                           Officer

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Services, LLC; and officer of 34 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
MURRAY L. SIMPSON (64)     Vice         Since 2000           Not Applicable   None
One Franklin Parkway       President
San Mateo, CA 94403-1906   and Secretary

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director of some of the subsidiaries of Franklin Resources, Inc.; officer of 53 of the investment companies in Franklin Templeton Investments; and
FORMERLY, Chief Executive Officer and Managing Director, Templeton Franklin
Investment Services (Asia) Limited (until 2000); and Director, Templeton Asset
Management Ltd. (until 1999).
------------------------------------------------------------------------------------------------------------------------------------
THOMAS WALSH (40)          Vice         Since 2000           Not Applicable   None
One Franklin Parkway       President
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------




*We base the number of portfolios on each separate series of the registered investment companies comprising the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.
**Charles B. Johnson and Rupert H. Johnson, Jr. are considered interested persons of the Fund under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc., which is the parent company of the Fund's adviser and distributor.
Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.



--------------------------------------------------------------------------------
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call 1-800/DIAL-BEN (1-800/342-5236) to request the SAI.
--------------------------------------------------------------------------------

LITERATURE REQUEST

For a brochure and prospectus, which contain more complete information, including charges and expenses, call Franklin Templeton Investments at 1-800/DIAL BEN(R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

GLOBAL GROWTH
Franklin Global Aggressive
 Growth Fund
Franklin Global Growth Fund
Franklin Global Health Care Fund
Mutual Discovery Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller
 Companies Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller
 Companies Fund
Templeton Growth Fund
Templeton International
 (Ex EM) Fund
Templeton Latin America Fund
Templeton Pacific Growth Fund
Templeton World Fund

GLOBAL GROWTH & INCOME
Franklin Global
 Communications Fund
Mutual European Fund
Templeton Global Bond Fund

GLOBAL INCOME
Franklin Templeton Hard
 Currency Fund

GROWTH
Franklin Aggressive Growth Fund
Franklin Biotechnology
 Discovery Fund
Franklin Blue Chip Fund
Franklin California Growth Fund
Franklin Capital Growth Fund(1)
Franklin DynaTech Fund
Franklin Gold and Precious
 Metals Fund
Franklin Growth Fund
Franklin Large Cap Growth Fund
Franklin Small-Mid Cap
 Growth Fund(2)
Franklin Small Cap Growth Fund II(3)
Franklin Technology Fund

GROWTH & INCOME
Franklin Balance Sheet
 Investment Fund(4)
Franklin Convertible Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Franklin Large Cap Value Fund
Franklin Natural Resources Fund
Franklin Real Estate
 Securities Fund
Franklin Rising Dividends Fund
Franklin Small Cap Value Fund(5)
Franklin Utilities Fund
Mutual Beacon Fund
Mutual Financial Services Fund
Mutual Qualified Fund
Mutual Shares Fund

FUND ALLOCATOR SERIES
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth
 Target Fund
Franklin Templeton Moderate
 Target Fund

INCOME
Franklin Adjustable U.S. Government Securities Fund(6)
Franklin's AGE High Income Fund
Franklin Floating Rate Daily
 Access Fund
Franklin Floating Rate Trust(7)
Franklin Short-Intermediate
 U.S. Government Securities Fund(6)
Franklin Strategic Income Fund
Franklin Total Return Fund
Franklin U.S. Government
 Securities Fund(6)
Franklin Federal Money Fund(6,8)
Franklin Money Fund(6,8)

TAX-FREE INCOME(9)
Double Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free
 Income Fund
Insured Tax-Free Income Fund(10)
Tax-Exempt Money Fund(6,8)

STATE-SPECIFIC
TAX-FREE INCOME(9)
Alabama
Arizona
California(11)
Colorado
Connecticut
Florida11
Georgia
Kentucky
Louisiana
Maryland
Massachusetts(10)
Michigan(10)
Minnesota(10)
Missouri
New Jersey
New York11
North Carolina
Ohio(10)
Oregon
Pennsylvania
Tennessee
Texas
Virginia

INSURANCE FUNDS
Franklin Templeton Variable Insurance Products Trust(12)



1. Formerly Franklin Growth and Income Fund. Effective 5/1/02, the fund's name changed; investment goal and strategy remained the same.
2. Formerly Franklin Small Cap Growth Fund I. Effective 9/1/01, the fund's name changed and its investment criteria expanded.
3. The fund is closed to most new investors, with the exception of retirement plan accounts and wrap program accounts. Existing shareholders can continue adding to their account.
4. Effective 5/1/02, the fund is closed to all new investors. Existing shareholders, however, will be able to continue adding to their accounts through exchanges and purchases. In addition, retirement plans with an existing account in the fund will be allowed to open new participant accounts.
5. Effective 4/1/02, the fund expanded its investment universe to include companies with market capitalizations up to $2.5 billion.
6. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.
7. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.
8. No assurance exists that the fund's $1.00 per share price will be maintained.
9. For investors subject to the alternative minimum tax, a small portion of these dividends may be taxable. Distributions of capital gains are generally taxable.
10. Portfolio of insured municipal securities.
11. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and intermediate-term and money market portfolios (CA and NY).
12. The funds of the Franklin Templeton Variable Insurance Products Trust are generally only available as investment options in variable annuity or variable life insurance contracts.


                                                                           05/02

[LOGO OMITTED]
FRANKLIN TEMPLETON
INVESTMENTS
One Franklin Parkway
San Mateo, CA  94403-1906

                                                         --------------------
                                                          PRESORTED STANDARD
                                                              US POSTAGE
                                                                 PAID
                                                         SO. SAN FRANCISCO CA
                                                            PERMIT NO. 655
                                                         --------------------






ANNUAL REPORT
FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

INVESTMENT MANAGER
Franklin Advisers, Inc.

DISTRIBUTOR
Franklin/Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

This report must be preceded or accompanied by the current Franklin California Tax-Free Income Fund prospectus, which contains more complete information including charges and expenses. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

112 A2002 05/02   [LOGO OMITTED] Printed on recycled paper.